THE HARTFORD MUTUAL FUNDS

                                          CLASS A, CLASS B AND CLASS C SHARES

                                          PROSPECTUS
                                          MARCH 1, 2006
                                          (AS SUPPLEMENTED MARCH 10, 2006)

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND          THE HARTFORD FIXED INCOME FUNDS
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE       THE HARTFORD FLOATING RATE FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION       THE HARTFORD HIGH YIELD FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                THE HARTFORD INCOME FUND
                                                      THE HARTFORD INFLATION PLUS FUND
                                                      THE HARTFORD MONEY MARKET FUND
                                                      THE HARTFORD SHORT DURATION FUND
                                                      THE HARTFORD TOTAL RETURN BOND FUND
                                                      THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

                             THE HARTFORD MUTUAL FUNDS
                             P.O. BOX 64387
                             ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                              Introduction                                                           2

A summary of each fund's                  The Hartford Floating Rate Fund                                        3
goals, principal strategies,              The Hartford High Yield Fund                                           6
main risks, performance                   The Hartford Income Fund                                              11
and expenses                              The Hartford Inflation Plus Fund                                      16
                                          The Hartford Money Market Fund                                        22
                                          The Hartford Short Duration Fund                                      26
                                          The Hartford Total Return Bond Fund                                   30
                                          The Hartford U.S. Government Securities Fund                          35

Description of other                      Investment strategies and investment matters                          39
investment strategies and                 Terms used in this prospectus                                         42
investment risks


Investment manager and                    Management of the funds                                               44
management fee information

Information on your                       About your account                                                    49
account                                   Choosing a share class                                                49
                                          How sales charges are calculated                                      51
                                          Sales charge reductions and waivers                                   52
                                          Opening an account                                                    57
                                          Buying shares                                                         58
                                          Selling shares                                                        60
                                          Transaction policies                                                  64
                                          Dividends and account policies                                        68
                                          Additional investor services                                          69

Further information on                    Financial highlights                                                  71
the funds                                 Privacy policy                                                        95
                                          Fund code, CUSIP number and symbol                                    98
                                          For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class. In addition, U.S. Government Securities Fund offers Class L, Class M, Class N, Class H and Class E shares pursuant to another prospectus describing those classes.

Each fund is a diversified fund except for the funds listed below. The following funds are non-diversified:

  -  Floating Rate Fund

  -  Inflation Plus Fund

The funds are sometimes known as Hartford Fixed Income Funds.

U.S. Government Securities Fund is a series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of each of the funds is provided by an investment sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HIFSCO and Hartford Investment Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD FLOATING RATE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Floating Rate Fund seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, at least 80% of the fund's assets are invested in below-investment-grade variable or floating rate loans ("Floating Rate Loans") and floating rate securities. Floating rate securities are defined as floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market and short-term bond funds. The fund may invest in securities of any maturity.

The fund normally invests primarily in interests in senior Floating Rate Loans. Senior Floating Rate Loans hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. The proceeds of Floating Rate Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. The fund may also invest in companies whose financial condition is uncertain, where the Borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans and unsecured loans and debt securities. Like loans, debt securities are used to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities do not pay current interest but are sold at a discount from their face values. Debt securities include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities, including without limitation collateralized debt obligations and commercial mortgage-backed securities issued by private entities.

The fund may invest up to 25% of the fund's total assets in loans of foreign Borrowers and securities of foreign issuers, and up to 10% of the fund's total assets may be invested in foreign loans or securities that are denominated in a foreign currency. The fund may use swaps and forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations.

To achieve its goal of a high level of current income, the fund's sub-adviser, Hartford Investment Management Company, relies on a bottom-up, fundamental analysis of each Borrower and issuer and its ability to pay principal and interest in light of its current financial condition, its industry position, and economic and market conditions. Hartford Investment Management's process focuses on those Borrowers and issuers that generate positive cash flow momentum, exhibit stable or improving debt coverage and have an experienced management team. Hartford Investment Management also evaluates each loan's and each security's structural features, covenants, underlying collateral and price compared to its long-term value.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are credit, liquidity and interest rate risk. Credit risk depends largely on the perceived financial health of Borrowers and issuers of debt securities. In general, lower-rated loans and bonds have higher credit risks. Loan prices and prices of debt securities can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than would be the case with less aggressive loan and bond funds. Because the fund invests mainly in investments rated below-investment-grade, it is subject to heightened credit risk. The fund could lose money if the

THE HARTFORD MUTUAL FUNDS                                                      3

                                                 THE HARTFORD FLOATING RATE FUND
--------------------------------------------------------------------------------

fundamentals of an industry in which the fund invests deteriorate or if a Borrower or issuer underperforms or defaults, or if any loan or debt security that the fund owns is downgraded. In addition, because the fund is non-diversified and therefore may take larger positions in individual Borrowers and issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.

When interest rates rise, the value of a portfolio invested in fixed-rate obligations falls. You could lose money as a result of your investment.

Most, but not all, Floating Rate Loans and certain debt securities allow for prepayment of principal without penalty. Loans and securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, with respect to securities, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities.

Foreign investments may be more risky than domestic investments. Investments in loans of foreign Borrowers and securities of foreign issuers and non-dollar loans and securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Foreign loans and foreign debt securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

The fund is subject to liquidity risk. As with many fixed income investments, there is no organized exchange or board of trade on which loans are traded. Instead, the secondary market for loans is an unregulated inter-dealer or inter-bank re-sale market. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the fund's net asset value. Loans usually trade in large denominations (typically $1 million and higher) and trades can be infrequent. The market has limited transparency so that information about actual trades may be difficult to obtain. In addition, loans in which the fund invests may require the consent of the Borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the fund's ability to sell loans and may adversely affect the price that can be obtained. The fund may have difficulty disposing of loans if it needs cash to pay redemption requests, to pay dividends, to pay expenses or to take advantage of new investment opportunities. These considerations may cause the fund to sell loans or securities at lower prices than it would otherwise consider to meet cash needs or cause the fund to maintain a greater portion of its assets in cash equivalents than it would otherwise, which could negatively affect performance. The fund may seek to avoid the necessity of selling assets to meet such needs by the use of borrowings.

The fund typically purchases loans via assignment, which makes the fund a direct lender. However, the fund may also invest in loans by purchasing a participation interest. A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the Borrower's insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the Borrower.

 4                                                     THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD FLOATING RATE FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        3.00%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(2)                           0.65%      0.65%      0.65%
   Distribution and service (12b-1) fees        0.25%(3)   1.00%      1.00%
   Other expenses(4)                            0.13%      0.24%      0.14%
   Total annual operating expenses(2)(4)        1.03%(3)   1.89%      1.79%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) HIFSCO has voluntarily agreed to waive management fees until April 29, 2006. While such waiver is in effect, the total annual operating expenses that you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 0.38%, 1.24% and 1.14%, respectively.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  402     $  692     $  282
   Year 3                                      $  618     $  894     $  563
   Year 5                                      $  852     $1,221     $  970
   Year 10                                     $1,522     $1,985     $2,105

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  402     $  192     $  182
   Year 3                                      $  618     $  594     $  563
   Year 5                                      $  852     $1,021     $  970
   Year 10                                     $1,522     $1,985     $2,105

THE HARTFORD MUTUAL FUNDS                                                      5

THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard & Poor's Corporation ("S&P"), or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund will invest no more than 10% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities within selected industries that appear from a yield perspective to be attractive. Hartford Investment Management assesses such factors as the company's business environment, balance sheet, income statement, anticipated earnings and management team.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

 6                                                     THE HARTFORD MUTUAL FUNDS

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                      7

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 30%
  20
  10
               3.47%    0.62%    2.89%             24.30%   6.98%    1.02%
   0
 -10
                                          -7.67%
 -20
 -30

                1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 9.20% (2nd quarter, 2003) and the lowest quarterly return was -5.86% (3rd quarter, 2002).
--------------------------------------------------------------------------------

 8                                                     THE HARTFORD MUTUAL FUNDS

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 09/30/98)
   Class A Return Before Taxes                      -3.56%    4.04%         3.80%
   Class A Return After Taxes on Distributions      -5.66%    1.10%         0.80%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              -2.31%    1.61%         1.34%
   Class B Return Before Taxes                      -4.47%    3.95%         3.72%
   Class C Return Before Taxes                      -0.59%    4.33%         3.78%
   Lehman Brothers High Yield Corporate Index
   (reflects no deduction for fees, expenses or
   taxes)                                            2.74%    8.85%         5.79%

INDEX: The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission. You cannot invest directly in an index.

THE HARTFORD MUTUAL FUNDS                                                      9

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of
   offering price                               4.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(2)                           0.75%      0.75%      0.75%
   Distribution and service (12b-1) fees       0.25%(3)    1.00%      1.00%
   Other expenses(4)                            0.33%      0.37%      0.25%
   Total annual operating expenses(2)(4)(5)     1.33%(3)   2.12%      2.00%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.60% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund, are 1.18%, 1.97% and 1.85%, respectively.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%, 1.95% and 1.95%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  579     $  715     $  303
   Year 3                                      $  852     $  964     $  627
   Year 5                                      $1,146     $1,339     $1,078
   Year 10                                     $1,979     $2,248     $2,327

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  579     $  215     $  203
   Year 3                                      $  852     $  664     $  627
   Year 5                                      $1,146     $1,139     $1,078
   Year 10                                     $1,979     $2,248     $2,327

 10                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a diversified portfolio consisting predominantly of marketable debt securities. The fund invests, under normal circumstances, at least 60% of its total assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 40% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "A3" by Moody's. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund may invest up to 25% of its total assets in securities of foreign issuers and non-dollar securities and 10% of its total assets in issues purchased as defaulted securities. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market. Such derivatives may include (but are not limited to) swaps where the fund receives inflation-linked payments. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and warrants (including securities carrying warrants) to purchase equity securities or debt securities or loans.

Bonds in which the fund invests include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (5) commercial mortgage-backed securities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have a dollar-weighted average maturity between approximately 3 to 30 years.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

The fund may provide capital appreciation if one or more of its holdings increases in market value due to events such as fundamental improvement in business, increased demand for the security or as a benefit due to falling interest rates.

THE HARTFORD MUTUAL FUNDS                                                     11

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 12                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.
The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 15%                10.02%               5.10%               1.72%
   0
 -15

                     2003                2004                2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 4.37% (2nd quarter, 2003) and the lowest quarterly return was -2.81% (2nd quarter, 2004).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     13

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                          LIFE OF FUND
                                               1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                 -2.85%        4.66%
   Class A Return After Taxes on
   Distributions                               -4.56%        2.82%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares       -1.87%        2.91%
   Class B Return Before Taxes                 -3.88%        4.61%
   Class C Return Before Taxes                  0.00%        5.52%
   Lehman Brothers U.S. Aggregate Bond Index
   (reflects no deduction for fees, expenses
   or taxes)                                    2.43%        4.08%

INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

 14                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.60%      0.60%      0.60%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.35%      0.46%      0.36%
   Total annual operating expenses(3)(4)        1.20%(2)   2.06%      1.96%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%, 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  567     $  709     $  299
   Year 3                                      $  814     $  946     $  615
   Year 5                                      $1,080     $1,308     $1,057
   Year 10                                     $1,839     $2,166     $2,285

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  567     $  209     $  199
   Year 3                                      $  814     $  646     $  615
   Year 5                                      $1,080     $1,108     $1,057
   Year 10                                     $1,839     $2,166     $2,285

THE HARTFORD MUTUAL FUNDS                                                     15

THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The fund invests, under normal circumstances, at least 80% of its net assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") and S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's or "BB" or lower by S&P, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Aa3" by Moody's. The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy but that are not currently available in the market. Such derivatives may include (but are not limited to) swaps where the fund receives inflation-linked payments.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund's portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select issues by assessing such factors as security structure, break even inflation rates, a company's business environment, balance sheet, income statement, anticipated earnings and management team.

 16                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Inflation-protected debt securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Because the fund may engage in securities lending arrangements, the fund is subject to the risk that delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities.

Reverse repurchase agreements carry the risk that the market value of the securities which the fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as collateralized borrowing by the fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the fund and, therefore, increases the possibility of fluctuation in the fund's net asset value.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

THE HARTFORD MUTUAL FUNDS                                                     17

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

 18                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 15%
  10
   5                 6.68%               6.94%               1.91%
   0
  -5
 -10
 -15

                     2003                2004                2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 4.79% (1st quarter, 2004) and the lowest quarterly return was -3.47% (2nd quarter, 2004).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     19

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                      -2.72%         4.35%
   Class A Return After Taxes on Distributions      -4.26%         3.01%
   Class A Return After Taxes on Distributions and
   Sale of Fund shares                              -1.69%         2.95%
   Class B Return Before Taxes                      -3.72%         4.30%
   Class C Return Before Taxes                       0.16%         5.12%
   Lehman Brothers U.S. TIPS Index (reflects no
   deduction for fees, expenses or taxes)            2.85%         7.26%

INDEX: The Lehman Brothers U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity. You cannot invest directly in an index.

 20                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
   percentage of offering price                                4.50%       None       None
   Maximum deferred sales charge (load) (as a percentage of
   purchase price or redemption proceeds, whichever is less)    None(1)   5.00%      1.00%
   Exchange fees                                                None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.58%      0.58%      0.58%
   Distribution and service (12b-1) fees                       0.25%(2)   1.00%      1.00%
   Other expenses(3)                                           0.17%      0.23%      0.18%
   Total annual operating expenses(3)(4)                       1.00%(2)   1.81%      1.76%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%, 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  547     $  684     $  279
   Year 3                                      $  754     $  869     $  554
   Year 5                                      $  978     $1,180     $  954
   Year 10                                     $1,620     $1,912     $2,073

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  547     $  184     $  179
   Year 3                                      $  754     $  569     $  554
   Year 5                                      $  978     $  980     $  954
   Year 10                                     $1,620     $1,912     $2,073

THE HARTFORD MUTUAL FUNDS                                                     21

THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Money Market Fund seeks maximum current income consistent with liquidity and preservation of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to maintain a stable share price of $1.00. The fund focuses on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality by Hartford Investment Management. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities;
(3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

The fund may invest up to 100% of its total assets in securities of foreign issuers.

The fund purchases securities which Hartford Investment Management believes offer attractive returns relative to the risks undertaken. In addition, Hartford Investment Management adjusts the average maturity of the portfolio in anticipation of interest rate changes.

--------------------------------------------------------------------------------

MAIN RISKS. The primary risks of this fund are interest rate risk, credit risk, income risk, manager risk and foreign investment risk.

A rise in interest rates could cause a fall in the values of the fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

Manager risk refers to the risk that if Hartford Investment Management does not effectively implement the fund's investment goal and style, the fund could underperform its peers.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, there is a risk that the fund's share price could fall below $1.00, which would make your shares worth less than what you paid for them.

 22                                                    THE HARTFORD MUTUAL FUNDS

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 10%
   5           4.73%    4.69%    4.32%    5.33%    3.29%    0.97%    0.24%    0.44%    2.36%
   0
  -5

                1997     1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 1.43% (4th quarter, 2000) and the lowest quarterly return was 0.03% (3rd quarter, 2003).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     23

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                       LIFE OF FUND(1)
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A                                           2.36%    1.45%         3.01%
   Class B                                          -3.40%    0.52%         2.18%
   Class C(2)                                        0.60%    0.91%         2.18%
   60-Day Treasury Bill Index (reflects no
   deductions for fees, expenses or taxes)           3.13%    2.11%         3.55%(3)

INDEX: 60-Day Treasury Bill Index is an unmanaged index of short-term treasury bills. You cannot invest directly in an index.

Please call 1-888-843-7824 for the fund's most recent current and effective yield information. HIFSCO, the distributor of The Hartford Mutual Funds, has agreed to waive receipt of Rule 12b-1 fees for Class B and C shares in an amount necessary to prevent the yield on those shares from becoming negative. This waiver may be discontinued at any time. Total return and yield for Class B and Class C shares would have been lower if the fund's Rule 12b-1 fees had not been limited by HIFSCO.

(1) Class B and Class C performance information is based on the inception date of Class B shares, August 22, 1997.

(2) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(3) Return is from 7/31/1996 - 12/31/2005.

 24                                                    THE HARTFORD MUTUAL FUNDS

                                                  THE HARTFORD MONEY MARKET FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                         None       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.50%      0.50%      0.50%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.47%      0.38%      0.30%
   Total annual operating expenses(3)(4)        1.22%(2)   1.88%      1.80%

(1) A contingent deferred sales charge of 1.00% may apply only on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%, 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  124     $  691     $  283
   Year 3                                      $  387     $  891     $  566
   Year 5                                      $  670     $1,216     $  975
   Year 10                                     $1,477     $2,027     $2,116

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  124     $  191     $  183
   Year 3                                      $  387     $  591     $  566
   Year 5                                      $  670     $1,016     $  975
   Year 10                                     $1,477     $2,027     $2,116

THE HARTFORD MUTUAL FUNDS                                                     25

THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Short Duration Fund seeks to provide a high level of income.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by normally investing only in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Baa3" by Moody's and a dollar weighted average duration and average maturity of less than 3 years. Duration is a measure of the sensitivity of a fixed income security's price to changes in interest rates. The measure incorporates a bond's yield, coupon and final maturity. The longer a security's duration, the more sensitive it will generally be to changes in interest rates. Similarly, a fund with a longer average duration will generally be more sensitive to changes in interest rates than a fund with a shorter average duration. For example, a U.S. Treasury security with a duration of 2 can be expected to change in price by approximately 2% for every 100 basis point change in the yield of the security.

In addition to U.S. dollar denominated corporate issues, the fund may also invest in commercial mortgage-backed securities, asset-backed securities, mortgage-related securities and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Cash securities in which the fund may invest include commercial paper and repurchase agreements.

The fund may invest up to 25% of its total assets in securities of foreign issuers.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's duration, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan

 26                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities.

Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.


CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 10%
   5                 3.87%               1.45%               1.79%
   0
  -5
 -10

                     2003                2004                2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 1.81% (2nd quarter, 2003) and the lowest quarterly return was -1.25% (2nd quarter, 2004).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     27

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 10/31/02)
   Class A Return Before Taxes                      -1.27%        1.68%
   Class A Return After Taxes on Distributions      -2.39%        0.59%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              -0.83%        0.80%
   Class B Return Before Taxes                      -3.90%        1.03%
   Class C Return Before Taxes                      -0.06%        1.93%
   Lehman Brothers 1-5 Year U.S. Government/Credit
   Index (reflects no deduction for fees, expenses
   or taxes)                                         1.43%        2.55%

INDEX: The Lehman Brothers 1-5 Year U.S. Government/Credit Index is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-5 Year Government/Credit Index includes securities in the 1-5 year maturity range in the Government/Credit Index. You cannot invest directly in an index.

 28                                                    THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD SHORT DURATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        3.00%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.55%      0.55%      0.55%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.25%      0.34%      0.23%
   Total annual operating expenses(3)(4)        1.05%(2)   1.89%      1.78%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.90%, 1.65% and 1.65%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  404     $  692     $  281
   Year 3                                      $  624     $  894     $  560
   Year 5                                      $  862     $1,221     $  964
   Year 10                                     $1,544     $1,990     $2,095

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  404     $  192     $  181
   Year 3                                      $  624     $  594     $  560
   Year 5                                      $  862     $1,021     $  964
   Year 10                                     $1,544     $1,990     $2,095

THE HARTFORD MUTUAL FUNDS                                                     29

THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Total Return Bond Fund seeks a competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". The fund may also invest up to 10% of its total assets in bank loans or loan participation interests in secured variable, fixed or floating rate loans to U.S. corporations, partnerships and other entities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team.

For its most recent fiscal year, the fund's annual portfolio turnover rate exceeded 190%.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

 30                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund trades securities very actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     31

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower. The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 15%
  10
   5
               10.80%   7.48%             11.26%   7.73%    9.28%    7.14%    3.93%    1.72%
   0
  -5
                                 -2.71%
 -10

                1997     1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 4.10% (4th quarter, 2000) and the lowest quarterly return was -2.39% (2nd quarter, 2004).
--------------------------------------------------------------------------------

 32                                                    THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                          LIFE OF FUND
                                                    1 YEAR    5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                       -2.83%    4.96%         6.01%
   Class A Return After Taxes on Distributions       -4.27%    2.95%         3.77%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               -1.83%    3.03%         3.75%
   Class B Return Before Taxes                       -3.82%    4.84%         5.77%
   Class C Return Before Taxes(1)                     0.07%    5.23%         5.80%
   Lehman Brothers U.S. Aggregate Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                             2.43%    5.87%         6.66%(2)

INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 -- 12/31/2005.

THE HARTFORD MUTUAL FUNDS                                                     33

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A          CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%             None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)         5.00%      1.00%
   Exchange fees                                 None             None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.63%            0.63%      0.63%
   Distribution and service (12b-1) fees        0.25%(2)         1.00%      1.00%
   Other expenses(3)                            0.36%            0.37%      0.24%
   Total annual operating expenses(3)(4)        1.24%(2)         2.00%      1.87%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%, 1.95% and 1.95%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  571     $  703     $  290
   Year 3                                      $  826     $  927     $  588
   Year 5                                      $1,100     $1,278     $1,011
   Year 10                                     $1,882     $2,129     $2,190

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  571     $  203     $  190
   Year 3                                      $  826     $  627     $  588
   Year 5                                      $1,100     $1,078     $1,011
   Year 10                                     $1,882     $2,129     $2,190

 34                                                    THE HARTFORD MUTUAL FUNDS

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford U.S. Government Securities Fund seeks to provide current income while maintaining preservation of capital consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on maintaining a bond portfolio with a weighted average life of between five and fifteen years. The weighted average life of a security denotes the weighted average time to receipt of principal.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Entities such as Freddie Mac, Fannie Mae and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and the mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government. Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Pass-through securities issued by Fannie Mae and most of those issued by Freddie Mac are guaranteed as to timely payment of principal and interest by Fannie Mae or Freddie Mac, respectively, but are not backed by the full faith and credit of the U.S. Government. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

THE HARTFORD MUTUAL FUNDS                                                     35

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class E, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 16%
  12
   8
   4
               3.36%    8.92%    8.52%             11.50%   7.49%    10.82%   0.89%    3.22%    1.78%
   0
  -4
                                          -1.99%
  -8

                1996     1997     1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 5.15% (3rd quarter, 2001) and the lowest quarterly return was -2.51% (2nd quarter, 2004).
--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different operating expenses.

 36                                                    THE HARTFORD MUTUAL FUNDS

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                   -2.78%    3.80%     4.87%
   Class A Return After Taxes on Distributions(1)   -4.29%    2.06%     2.66%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                           -1.83%    2.17%     2.71%
   Class B Return Before Taxes(1)                   -3.84%    3.59%     4.42%
   Class C Return Before Taxes(1)                    0.05%    3.96%     4.42%
   Lehman Brothers U.S. Government Index (reflects
   no deduction for fees, expenses or taxes)         2.65%    5.39%     5.94%

INDEX: The Lehman Brothers U.S. Government Index is an unmanaged index of government bonds with maturities of one year or more. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

THE HARTFORD MUTUAL FUNDS                                                     37

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A         CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        4.50%            None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)        5.00%      1.00%
   Exchange fees                                 None            None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.72%           0.72%      0.72%
   Distribution and service (12b-1) fees        0.25%(2)        1.00%      1.00%
   Other expenses(3)                            0.41%           0.45%      0.33%
   Total annual operating expenses(3)(4)        1.38%(2)        2.17%      2.05%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%, 1.90% and 1.90%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  584     $  720     $  308
   Year 3                                      $  867     $  979     $  643
   Year 5                                      $1,171     $1,364     $1,103
   Year 10                                     $2,033     $2,300     $2,379

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  584     $  220     $  208
   Year 3                                      $  867     $  679     $  643
   Year 5                                      $1,171     $1,164     $1,103
   Year 10                                     $2,033     $2,300     $2,379

 38                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). High Yield Fund and Total Return Bond Fund may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Each fund may invest in debt securities as part of its principal investment strategy. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


Money Market Fund will invest in high-quality money market securities at all times as its principal investment strategy. From time to time, as part of its principal investment strategy, each other fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although it is not a principal investment strategy, each fund (other than the Money Market Fund) may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are

THE HARTFORD MUTUAL FUNDS                                                     39

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

The use of derivatives is a principal investment strategy for the Income Fund and Inflation Plus Fund only.

FOREIGN INVESTMENTS


Except as noted below, the funds may invest in securities of foreign issuers and non-dollar securities and loans as part of their principal investment strategy. The Money Market Fund and Short Duration Fund may invest in securities of foreign issuers or borrowers, but not in non-dollar securities, as part of their principal investment strategy. The U.S. Government Securities Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or foreign borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Each fund, except Inflation Plus Fund, Money Market Fund, Short Duration Fund and U.S. Government Securities Fund, may invest in emerging markets, but not as a part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging

 40                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


High Yield Fund and Total Return Bond Fund may invest in securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust

THE HARTFORD MUTUAL FUNDS                                                     41

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

  structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


The following funds may have a relatively high portfolio turnover:

- High Yield Fund

- Income Fund

- Inflation Plus Fund

- Short Duration Fund

- Total Return Bond Fund

- U.S. Government Securities Fund

The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

 42                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


Floating Rate Fund, High Yield Fund, Total Return Bond Fund and U.S. Government Securities Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name, as set forth in the fund's Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met due to changes in value or capitalization of portfolio assets, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month the five issuers that together constitute the largest portion of each fund's assets. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

THE HARTFORD MUTUAL FUNDS                                                     43

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $323 billion in assets as of December 31, 2005. At the same time, HIFSCO had over $29 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

LITIGATION AND REGULATORY ACTIONS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies.

While no enforcement actions have been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigation related to market timing and the SEC is likely to take some action at the conclusion of the on-going investigation of directed brokerage. The potential timing of any such action is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, the funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the

 44                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and certain of the funds' directors. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISER


Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to each fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2005, Hartford Investment Management had investment management authority over approximately $116 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $50 million                          0.80%
Next $4.95 billion                         0.70%
Next $5 billion                            0.68%
Amount Over $10 billion                    0.67%

HIGH YIELD FUND(1)

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         0.75%
Next $500 million                          0.65%
Next $4 billion                            0.60%
Next $5 billion                            0.58%
Amount Over $10 billion                    0.57%

(1) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive 0.15% of the management fees until October 31, 2006.

THE HARTFORD MUTUAL FUNDS                                                     45

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

FLOATING RATE FUND(2)

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         0.65%
Next $4.5 billion                          0.60%
Next $5 billion                            0.58%
Amount Over $10 billion                    0.57%

(2) HIFSCO has voluntarily agreed to waive its management fees until April 29, 2006. While such waiver is in effect, the management fee is 0.00%.

TOTAL RETURN BOND FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         0.65%
Next $500 million                          0.55%
Next $4 billion                            0.50%
Next $5 billion                            0.48%
Amount Over $10 billion                    0.47%

INCOME FUND AND INFLATION PLUS FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         0.60%
Next $4.5 billion                          0.55%
Next $5 billion                            0.53%
Amount Over $10 billion                    0.52%

SHORT DURATION FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         0.55%
Next $4.5 billion                          0.50%
Next $5 billion                            0.48%
Amount Over $10 billion                    0.47%

MONEY MARKET FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         0.50%
Next $500 million                          0.45%
Next $4 billion                            0.40%
Next $5 billion                            0.38%
Amount Over $10 billion                    0.37%

For each fund's fiscal year ended October 31, 2005, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME                                      10/31/2005
---------                                      ----------
The Hartford Floating Rate Fund                  0.65%
The Hartford High Yield Fund                     0.75%
The Hartford Income Fund                         0.60%
The Hartford Inflation Plus Fund                 0.58%
The Hartford Money Market Fund                   0.50%
The Hartford Short Duration Fund                 0.55%
The Hartford Total Return Bond Fund              0.63%
The Hartford U.S. Government Securities Fund     0.72%

A discussion regarding the basis for the boards of directors' approval of the investment management and investment sub-advisory agreements of the funds is available in the funds' annual report to shareholders covering the fiscal year ended October 31, 2005.

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

FLOATING RATE FUND Michael Bacevich, Managing Director and Senior Portfolio Manager of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2005). Mr. Bacevich joined Hartford Investment Management as head of its Bank Loan Sector in 2004. Previously Mr. Bacevich was the head of the Bank Loan Unit at CIGNA Investments, Inc. from 2000 until joining Hartford Investment Management. Mr. Bacevich is a co-manager of the Floating Rate Fund and the lead member of the Fund's management team.

John Connor, Vice President and Credit Research Analyst of Hartford Investment Management, has been involved in portfolio management and securities analysis for the fund since its inception

 46                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

(2005). Mr. Connor joined Hartford Investment Management as a portfolio manager in 2004. Previously, Mr. Connor was a Managing Director at CIGNA Investments, Inc., with responsibility for credit research on leveraged loan borrowers and portfolio management. Mr. Connor is a co-manager of the Floating Rate Fund and reports to Mr. Bacevich, as well as assumes responsibility for investment decisions in Mr. Bacevich's absence.

HIGH YIELD FUND  The fund is co-managed by Mark Niland and Nasri Toutoungi.

Mark Niland, CFA, Executive Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since September 2005. Mr. Niland joined Hartford Investment Management.

Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as co-portfolio manager of the fund since September 2005. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a Managing Director of Blackrock, Inc. from 1998 to January 2002 and a Director and Partner of Rogge Global Partners from 1997 to 1998.

INCOME FUND  The fund is managed by Edward Vaimberg and William H. Davison.

Edward Vaimberg, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 15, 2004. Mr. Vaimberg joined Hartford Investment Management in 2003. Previously, Mr. Vaimberg was a Managing Director of Global/Emerging Market Fixed Income Management at Bear Stearns Asset Management from 1994 to 2002. Mr. Vaimberg has been an investment professional involved in investment management since 1985.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time. Mr. Davison has served as a portfolio manager since 1992.

INFLATION PLUS FUND  The fund is managed by Timothy Wilhide and William H.
Davison.

Timothy Wilhide, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 15, 2004. Mr. Wilhide joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978.

William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time. Mr. Davison has served as a portfolio manager since 1992.

MONEY MARKET FUND The fund is managed by Robert Crusha, with Adam Tonkinson as assistant portfolio manager.

Robert Crusha, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since May 1, 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Adam Tonkinson, Assistant Vice President of Hartford Investment Management, has served as assistant portfolio manager of the fund since March 15, 2004. Mr. Tonkinson joined Hartford Investment Management in 2001 and has been an investment professional involved in securities analysis since that time and securities trading since 2002. Prior to joining Hartford Investment Management, Mr. Tonkinson attended Yale School of Management from 1999 to 2001 and was a Project Engineer at Massachusetts Water Resources Authority from 1998 to 1999.

SHORT DURATION FUND  The fund is co-managed by Robert Crusha and Brian Dirgins.

THE HARTFORD MUTUAL FUNDS                                                     47

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Robert Crusha, Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Mr. Crusha served as assistant portfolio manager of the fund since its inception on October 31, 2002. Mr. Crusha joined Hartford Investment Management in 1993 and has been an investment professional involved in trading and portfolio management since 1995.

Brian Dirgins, Vice President of Hartford Investment Management, has served as co-portfolio manager of the fund since March 15, 2004. Mr. Dirgins joined Hartford Investment Management in 1998 and has been an investment professional involved in trading and securities analysis since 1989.

TOTAL RETURN BOND FUND Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since January 2003. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a Managing Director of Blackrock, Inc. from 1998 to January 2002 and a Director and Partner of Rogge Global Partners from 1997 to 1998.

U.S. GOVERNMENT SECURITIES FUND The fund is managed by Christopher Hanlon, with Russell M. Regenauer as assistant portfolio manager.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988. Mr. Hanlon has served as a portfolio manager since 1994.

Russell M. Regenauer, Vice President of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002. Mr. Regenauer joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985.

 48                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. The funds also offer Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS

Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the boards of directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a "Company"). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

DISTRIBUTION PLANS


Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund.

THE HARTFORD MUTUAL FUNDS                                                     49

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Companies' boards of directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and

 50                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the board of directors of the applicable Company, including at least a majority of directors who are not interested persons of the applicable funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the applicable board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

THE HARTFORD FIXED INCOME FUNDS, EXCEPT FOR THE HARTFORD MONEY MARKET FUND, THE HARTFORD SHORT DURATION FUND AND THE HARTFORD FLOATING RATE FUND

                                                      DEALER
                         AS A % OF     AS A %     COMMISSION AS
                         OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT            PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000          4.50%       4.71%          3.75%
$ 50,000 -- $ 99,999       4.00%       4.17%          3.50%
$100,000 -- $249,999       3.50%       3.63%          3.00%
$250,000 -- $499,999       2.50%       2.56%          2.00%
$500,000 -- $999,999       2.00%       2.04%          1.75%
$1 million or more(1)         0%          0%             0%

THE HARTFORD SHORT DURATION FUND AND THE HARTFORD FLOATING RATE FUND

                                                      DEALER
                         AS A % OF     AS A %     COMMISSION AS
                         OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT            PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000          3.00%       3.09%          2.50%
$ 50,000 -- $ 99,999       2.50%       2.56%          2.00%
$100,000 -- $249,999       2.25%       2.30%          1.75%
$250,000 -- $499,999       1.75%       1.78%          1.25%
$500,000 -- $999,999       1.25%       1.27%          1.00%
$1 million or more(1)         0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

A front-end sales charge is not assessed on Class A shares of the Money Market Fund.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without a front-end sales charge.

THE HARTFORD MUTUAL FUNDS                                                     51

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                     CDSC
1st year                                     5.00%
2nd year                                     4.00%
3rd year                                     3.00%
4th year                                     3.00%
5th year                                     2.00%
6th year                                     1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

YEARS AFTER
PURCHASE                                     CDSC
1st year                                     1.00%
After 1 year                                  None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies a fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 3.00% or 4.50% maximum sales charge, as applicable, at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of The Hartford Mutual Funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds (including The Hartford Money Market Fund) you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all

 52                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on a LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI is

THE HARTFORD MUTUAL FUNDS                                                     53

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  available from your registered representative or from HASCO at 1-888-843-7824.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, the sub-advisers, the transfer agent, and their affiliates,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from

 54                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

the transfer agent. The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This additional compensation is not paid by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may vary for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $550,000 per Financial Intermediary for the calendar year ended December 31, 2005.

As of January 1, 2006, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on

THE HARTFORD MUTUAL FUNDS                                                     55

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advantage Capital Corp., Advest, Inc., AIG Financial Advisors, AmeriMutual Funds Distributor, Inc., Associated Securities Corporation, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citicorp Investment Services, Citigroup Global Markets, Inc., Comerica Securities, Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Financial Services, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Financial Network Investment Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corp., Gold Trust Company, Harbour Investments, Inc., Independent Financial Group, LLC, ING Financial Advisors, ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, J.P. Morgan Retirement Plan Services, W.L. Lyons, Inc., Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Securities Corporation, Inc., Mutual Service Corporation, National Planning Holdings, Inc., NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Raymond James Financial Services and Associates, Robert W. Baird, Royal Alliance Associates, Inc., Securities America, Inc., Stifel, Nicolaus & Company, Incorporated, SunAmerica Securities Inc., The Huntington Investment Company, Triad Advisors, Inc., T.Rowe Price Investment Services, Inc., UBS Financial Services Inc., US Bancorp Investments Inc., Uvest Financial Services Group, Inc., Valmark Securities Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. In 2005 (ending December 31, 2005) HIFSCO provided additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). HIFSCO paid Edward Jones approximately $70 million additional profit-sharing based compensation to terminate the arrangement effective December 31, 2005. In addition, HIFSCO paid Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $23.7 million in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.

For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $36.9 million in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of

 56                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

  -  non-retirement accounts: $1,000 per fund.

  -  retirement accounts: $1,000 per fund.

  - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund.

  -  subsequent investments: $50 per fund.

Minimum investment amounts may be waived for certain retirement accounts and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 9140                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          MINNEAPOLIS, MN 55480-9140                 PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     57

BUYING SHARES


 ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  (INTERNET     - Visit www.hartfordinvestor.com.
  GRAPHIC)      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
                  ACCOUNT
                - To purchase shares directly from your bank account, you
                  must first add your banking information online, by
                  selecting the Add Bank Instructions function.
                - Once bank instructions have been established, select
                  "Purchase Shares" from the "Work with Fund" menu, next to
                  the fund you want to purchase into.
                - Follow the instructions on the Purchase Shares Request
                  pages to complete and submit the request.
                TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.
 ON THE PHONE
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
  (PHONE          ACCOUNT
  GRAPHIC)      - Verify that your bank/credit union is a member of the
                  Automated Clearing House (ACH) system.
                - To place your order with a representative, call the
                  transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.
                TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
                  EXISTING HARTFORD MUTUAL FUND
                - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an
                  exchange.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

 58                                                    THE HARTFORD MUTUAL FUNDS

IN WRITING:
WITH CHECK
                - Make out a check for the investment amount, payable to
  (CHECK          "The Hartford Mutual Funds."
  GRAPHIC)      - Complete the detachable investment slip from an account
                  statement, or write a note specifying the fund name and
                  share class, account number and the name(s) in which the
                  account is registered.
                - Deliver the check and your investment slip, or note, to
                  the address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 9140
                    Minneapolis, MN 55480-9140
 BY EXCHANGE
                - Write a letter of instruction indicating the fund names,
  (ARROW          share class, account number, the name(s) in which the
  GRAPHIC)        accounts are registered, and your signature.
                - Deliver these instructions to your financial
                  representative or plan administrator, or mail to the
                  address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 64387
                    St. Paul, MN 55164-0387
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.
 BY WIRE
                - Instruct your bank to wire the amount of your investment
  (WIRE           to:
  GRAPHIC)          US Bank National Association
                    ABA #091000022, credit account no:
                    1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)
                  Specify the fund name, share class, your account number
                  and the name(s) in which the account is registered. Your
                  bank may charge a fee to wire funds.

                                 PHONE NUMBER:
                           1-888-THE-STAG (843-7824)
                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                 ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     59

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see "Selling Shares in Writing").
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption
                  proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [BUILDING       Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $500 or more will be wired on the
                  next business day. Your bank may charge a fee for this
                  service. Wire transfers are available upon request.
                - Amounts of less than $500 may be sent by EFT or by check.
                  Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee
                  for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

 60                                                    THE HARTFORD MUTUAL FUNDS

BY CHECK -- APPLIES TO MONEY MARKET FUND (CLASS A SHARES ONLY)
                - Fill out the checkwriting section of the application.
  [CHECK        - Request checkwriting on your account application.
  GRAPHIC]      - Verify that the shares to be sold were purchased more than
                  10 days earlier or were purchased by wire. Checks written
                  on your account prior to the end of this period may result in those checks being returned to you for insufficient
                  funds.
                - Write a check for any amount over $100 and sign each check as designated on the account application signature card.
                - You are entitled to distributions paid on your shares up to the time your check is presented to our bank for
                  payment.
                - You may not write a check for the entire value of your
                  account or close your account by writing a check.
                - If the amount of your check is greater than the value of your Money Market Fund account, the fund will return your
                  check for insufficient funds and your account will be
                  charged a $25 service fee.
 ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  [INTERNET     - Visit www.hartfordinvestor.com
  GRAPHIC]      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.
                Note: Because of legal and tax restrictions on withdrawals from employer-sponsored retirement accounts (i.e.,
                      SEP, SIMPLE and 403(b) plans), you will not be allowed
                      to enter a redemption request for these types of
                      accounts online.
                TO REDEEM SHARES DIRECTLY TO YOUR BANK ACCOUNT OR AS A CHECK
                  MAILED TO YOUR ADDRESS OF RECORD
                - Select "Redeem Shares" from the "Work with Fund" menu,
                  next to the fund you want to redeem from.
                - Follow the instructions on the Redeem Shares Request pages to complete and submit the request.
                TO REDEEM SHARES AS AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services" under Transaction Policies.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                   PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     61

SELLING SHARES IN WRITING


 BY LETTER

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a Medallion signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.

REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Medallion signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Medallion signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction from the trustee(s).
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Medallion signature guarantee if applicable (see above).

 62                                                    THE HARTFORD MUTUAL FUNDS


    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Medallion signature guarantee.
                - New application or W-9 form.
                - Tax waiver if required by state.
    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Medallion signature guarantee (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                   PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

THE HARTFORD MUTUAL FUNDS                                                     63

TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund (through certain Underlying Funds in the case of a fund of funds) will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others: (i) the occurrence of events that that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In particular, funds that invest in securities that are thinly traded may include High Yield Fund and Income Fund. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations and Floating Rate Loans) held by a fund (through certain Underlying Funds in the case of a fund of funds) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Floating Rate Loans generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund, and in particular, High Yield Fund and Income Fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund's investments are valued at

 64                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.
EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

Floating Rate Fund redemptions will be processed at the next NAV calculated after your request is received, if your order is in "good order", but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the Floating Rate Fund.

REQUESTS IN "GOOD ORDER"

All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- Name, date of birth, residential address, and social security number.

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Medallion signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemptions are not permitted on accounts whose addresses have changed within the past 30 days. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain of The Hartford Mutual Funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing).

THE HARTFORD MUTUAL FUNDS                                                     65

TRANSACTION POLICIES
--------------------------------------------------------------------------------

Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and
(iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. In particular, funds that invest in securities that are thinly traded High Yield Fund and Income Fund. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request is received within the 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer

 66                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of a fund in your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

THE HARTFORD MUTUAL FUNDS                                                     67

TRANSACTION POLICIES
--------------------------------------------------------------------------------

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from the net investment income of the Floating Rate Fund, Income Fund, Inflation Plus Fund, High Yield Fund, Short Duration Fund, Total Return Bond Fund and U.S. Government Securities Fund are declared and paid monthly. Dividends from net investment income of the Money Market Fund are declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions

 68                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.

- If you are using AIP to open an account, you must invest a minimum of $50 per month into each fund. Deliver your first investment check ($50 minimum per fund) made payable to "The Hartford Mutual Funds" and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.

THE HARTFORD MUTUAL FUNDS                                                     69

TRANSACTION POLICIES
--------------------------------------------------------------------------------

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any of The Hartford Mutual Funds. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

 70                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2005, October 31, 2004, October 31, 2003 and October 31, 2002 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information for the periods ended on or before October 31, 2001 has been audited by the funds' former independent registered public accounting firm.

THE HARTFORD FLOATING RATE FUND -- CLASS A


                                                              PERIOD ENDED:
                                                               4/29/2005-
                                                               10/31/2005
CLASS A -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                        0.22
Net realized and unrealized gain (loss) on investments              0.08
                                                                --------
Total from investment operations                                    0.30
Less distributions:
  Dividends from net investment income                             (0.21)
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                --------
Total distributions                                                (0.21)
                                                                --------
Net asset value, end of period                                    $10.09
                                                                ========
TOTAL RETURN(1)(4)                                                 3.06%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $169,485
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.03%(3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   0.29%(3)
Ratio of net investment income (loss) to average net assets        5.68%(3)
Portfolio turnover rate(2)                                           15%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Annualized.
(4) Not annualized.

THE HARTFORD MUTUAL FUNDS                                                     71

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD FLOATING RATE FUND -- CLASS B


                                                              PERIOD ENDED:
                                                               4/29/2005-
                                                               10/31/2005
CLASS B -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00
Income from Investment Operations:
Net investment income (loss)                                       0.19
Net realized and unrealized gain (loss) on investments             0.08
                                                                 ------
Total from investment operations                                   0.27
Less distributions:
  Dividends from net investment income                            (0.19)
  Distributions from capital gains                                 0.00
  Returns of capital                                               0.00
                                                                 ------
Total distributions                                               (0.19)
                                                                 ------
Net asset value, end of period                                   $10.08
                                                                 ======
TOTAL RETURN(1)(4)                                                2.66%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $5,659
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.89%(3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.04%(3)
Ratio of net investment income (loss) to average net assets       4.91%(3)
Portfolio turnover rate(2)                                          15%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Annualized.
(4) Not annualized.

 72                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD FLOATING RATE FUND -- CLASS C


                                                              PERIOD ENDED:
                                                               4/29/2005-
                                                               10/31/2005
CLASS C -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                        0.18
Net realized and unrealized gain (loss) on investments              0.09
                                                                 -------
Total from investment operations                                    0.27
Less distributions:
  Dividends from net investment income                             (0.19)
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                 -------
Total distributions                                                (0.19)
                                                                 -------
Net asset value, end of period                                    $10.08
                                                                 =======
TOTAL RETURN(1)(4)                                                 2.67%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $92,710
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.79%(3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.02%(3)
Ratio of net investment income (loss) to average net assets        5.03%(3)
Portfolio turnover rate(2)                                           15%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Annualized.
(4) Not annualized.

THE HARTFORD MUTUAL FUNDS                                                     73

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD HIGH YIELD FUND -- CLASS A


                                                                          YEARS ENDED:
                                             -----------------------------------------------------------------------
                                             10/31/2005   10/31/2004(3)   10/31/2003(3)   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                     ----------   -------------   -------------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period             $8.18         $7.94           $6.73           $8.45         $9.06
Income from Investment Operations:
Net investment income (loss)                      0.48          0.48            0.60            0.82          0.78
Net realized and unrealized gain (loss) on
  investments                                    (0.40)         0.23            1.26           (1.78)        (0.61)
                                              --------      --------        --------         -------       -------
Total from investment operations                  0.08          0.71            1.86           (0.96)         0.17
Less distributions:
  Dividends from net investment income           (0.50)        (0.47)          (0.65)          (0.76)        (0.78)
  Distributions from capital gains                0.00          0.00            0.00            0.00          0.00
  Returns of capital                              0.00          0.00            0.00            0.00          0.00
                                              --------      --------        --------         -------       -------
Total distributions                              (0.50)        (0.47)          (0.65)          (0.76)        (0.78)
                                              --------      --------        --------         -------       -------
Net asset value, end of period                   $7.76         $8.18           $7.94           $6.73         $8.45
                                              ========      ========        ========         =======       =======
TOTAL RETURN(1)                                  0.97%         9.26%(4)       28.69%         (12.16%)        1.80%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $188,599      $247,364        $213,377         $95,760       $45,753
Ratio of expenses to average net assets
  before waivers and reimbursements              1.33%         1.35%           1.49%           1.55%         1.40%
Ratio of expenses to average net assets
  after waivers and reimbursements               1.33%(5)      1.35%           1.40%           1.40%         1.35%
Ratio of net investment income (loss) to
  average net assets                             5.86%         6.03%           7.98%           9.48%         9.00%
Portfolio turnover rate(2)                        113%           86%             54%             22%           63%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 9.25%, 8.45% and 8.44% for Classes A, B and C, respectively. The net asset value impact was less than $0.01 for Classes A and B and $0.01 for Class C.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.33%, 2.10% and 2.00% for Classes A, B and C respectively.

 74                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD HIGH YIELD FUND -- CLASS B


                                                                          YEARS ENDED:
                                             -----------------------------------------------------------------------
                                             10/31/2005   10/31/2004(3)   10/31/2003(3)   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                     ----------   -------------   -------------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $8.17          $7.93           $6.72           $8.43         $9.05
Income from Investment Operations:
Net investment income (loss)                     0.42           0.43            0.57            0.80          0.72
Net realized and unrealized gain (loss) on
  investments                                   (0.41)          0.22            1.24           (1.81)        (0.62)
                                              -------        -------         -------         -------       -------
Total from investment operations                 0.01           0.65            1.81           (1.01)        (0.10)
Less distributions:
  Dividends from net investment income          (0.44)         (0.41)          (0.60)          (0.70)        (0.72)
  Distributions from capital gains               0.00           0.00            0.00            0.00          0.00
  Returns of capital                             0.00           0.00            0.00            0.00          0.00
                                              -------        -------         -------         -------       -------
Total distributions                             (0.44)         (0.41)          (0.60)          (0.70)        (0.72)
                                              -------        -------         -------         -------       -------
Net asset value, end of period                  $7.74          $8.17           $7.93           $6.72         $8.43
                                              =======        =======         =======         =======       =======
TOTAL RETURN(1)                                 0.08%          8.45%(4)       27.83%         (12.70%)        0.99%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $47,071        $63,972         $72,293         $44,359       $16,922
Ratio of expenses to average net assets
  before waivers and reimbursements             2.12%          2.07%           2.23%           2.24%         2.08%
Ratio of expenses to average net assets
  after waivers and reimbursements              2.10%(5)       2.07%           2.10%           2.10%         2.08%
Ratio of net investment income (loss) to
  average net assets                            5.09%          5.32%           7.39%           8.78%         8.28%
Portfolio turnover rate(2)                       113%            86%             54%             22%           63%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 9.25%, 8.45% and 8.44% for Classes A, B and C, respectively. The net asset value impact was less than $0.01 for Classes A and B and $0.01 for Class C.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.33%, 2.10% and 2.00% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     75

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD HIGH YIELD FUND -- CLASS C


                                                                          YEARS ENDED:
                                             -----------------------------------------------------------------------
                                             10/31/2005   10/31/2004(3)   10/31/2003(3)   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                     ----------   -------------   -------------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $8.17          $7.93           $6.72           $8.43         $9.05
Income from Investment Operations:
Net investment income (loss)                     0.42           0.44            0.55            0.72          0.72
Net realized and unrealized gain (loss) on
  investments                                   (0.39)          0.22            1.26           (1.73)        (0.62)
                                              -------        -------         -------         -------       -------
Total from investment operations                 0.03           0.66            1.81           (1.01)         0.10
Less distributions:
  Dividends from net investment income          (0.45)         (0.42)          (0.60)          (0.70)        (0.72)
  Distributions from capital gains               0.00           0.00            0.00            0.00          0.00
  Returns of capital                             0.00           0.00            0.00            0.00          0.00
                                              -------        -------         -------         -------       -------
Total distributions                             (0.45)         (0.42)          (0.60)          (0.70)        (0.72)
                                              -------        -------         -------         -------       -------
Net asset value, end of period                  $7.75          $8.17           $7.93           $6.72         $8.43
                                              =======        =======         =======         =======       =======
TOTAL RETURN(1)                                 0.30%          8.54%(4)       27.84%         (12.65%)        1.01%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $50,945        $71,673         $77,968         $40,611       $27,605
Ratio of expenses to average net assets
  before waivers and reimbursements             2.00%          1.98%           2.10%           2.10%         2.08%
Ratio of expenses to average net assets
  after waivers and reimbursements              2.00%(5)       1.98%           2.10%           2.10%         2.08%
Ratio of net investment income (loss) to
  average net assets                            5.18%          5.40%           7.31%           8.78%         8.28%
Portfolio turnover rate(2)                       113%            86%             54%             22%           63%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 9.25%, 8.45% and 8.44% for Classes A, B and C, respectively. The net asset value impact was less than $0.01 for Classes A and B and $0.01 for Class C.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.33%, 2.10% and 2.00% for Classes A, B and C respectively.

 76                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME FUND -- CLASS A


                                                                          YEARS ENDED:
                                                              ------------------------------------   PERIOD ENDED:
                                                              10/31/2005   10/31/2004   10/31/2003   10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.72       $10.53       $10.00        $10.00
Income from investment operations:
Net investment income (loss)                                      0.51         0.48         0.52          0.00
Net realized and unrealized gain (loss) on investments           (0.44)        0.22         0.54          0.00
                                                               -------      -------      -------        ------
Total from investment operations                                  0.07         0.70         1.06          0.00
Less distributions:
  Dividends from net investment income                           (0.51)       (0.51)       (0.53)         0.00
  Distributions from capital gains                               (0.04)        0.00         0.00          0.00
  Returns of capital                                              0.00         0.00         0.00          0.00
                                                               -------      -------      -------        ------
Total distributions                                              (0.55)       (0.51)       (0.53)         0.00
                                                               -------      -------      -------        ------
Net asset value, end of period                                  $10.24       $10.72       $10.53        $10.00
                                                               =======      =======      =======        ======
TOTAL RETURN(2)                                                  0.70%        6.85%       10.79%(6)         0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $28,942      $29,580      $15,836        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.20%        1.14%        1.54%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.95%(5)     1.00%        1.00%(4)         --
Ratio of net investment income (loss) to average net assets      4.80%        4.60%        5.06%(4)         --
Portfolio turnover rate(3)                                        188%         167%         124%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.95%, 1.70% and 1.70% for Classes A, B and C respectively.
(6) Not annualized.

THE HARTFORD MUTUAL FUNDS                                                     77

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME FUND -- CLASS B


                                                                          YEARS ENDED:
                                                              ------------------------------------   PERIOD ENDED:
                                                              10/31/2005   10/31/2004   10/31/2003   10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.72       $10.53       $10.00        $10.00
Income from investment operations:
Net investment income (loss)                                      0.43         0.42         0.44          0.00
Net realized and unrealized gain (loss) on investments           (0.43)        0.21         0.54          0.00
                                                                ------       ------       ------        ------
Total from investment operations                                  0.00         0.63         0.98          0.00
Less distributions:
  Dividends from net investment income                           (0.44)       (0.44)       (0.45)         0.00
  Distributions from capital gains                               (0.04)        0.00         0.00          0.00
  Returns of capital                                              0.00         0.00         0.00          0.00
                                                                ------       ------       ------        ------
Total distributions                                              (0.48)       (0.44)       (0.45)         0.00
                                                                ------       ------       ------        ------
Net asset value, end of period                                  $10.24       $10.72       $10.53        $10.00
                                                                ======       ======       ======        ======
TOTAL RETURN(2)                                                 (0.04%)       6.10%       10.01%(6)         0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $5,973       $5,541       $4,705        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.06%        1.95%        2.31%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.70%(5)     1.70%        1.70%(4)         --
Ratio of net investment income (loss) to average net assets      4.05%        3.90%        4.31%(4)         --
Portfolio turnover rate(3)                                        188%         167%         124%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.95%, 1.70% and 1.70% for Classes A, B and C respectively.
(6) Not annualized.

 78                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INCOME FUND -- CLASS C


                                                                          YEARS ENDED:
                                                              ------------------------------------   PERIOD ENDED:
                                                              10/31/2005   10/31/2004   10/31/2003   10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.74       $10.55       $10.00        $10.00
Income from investment operations:
Net investment income (loss)                                      0.43         0.41         0.44          0.00
Net realized and unrealized gain (loss) on investments           (0.43)        0.22         0.56          0.00
                                                                ------       ------       ------        ------
Total from investment operations                                  0.00         0.63         1.00          0.00
Less distributions:
  Dividends from net investment income                           (0.44)       (0.44)       (0.45)         0.00
  Distributions from capital gains                               (0.04)        0.00         0.00          0.00
  Returns of capital                                              0.00         0.00         0.00          0.00
                                                                ------       ------       ------        ------
Total distributions                                              (0.48)       (0.44)       (0.45)         0.00
                                                                ------       ------       ------        ------
Net asset value, end of period                                  $10.26       $10.74       $10.55        $10.00
                                                                ======       ======       ======        ======
TOTAL RETURN(2)                                                 (0.03%)       6.09%       10.22%(6)         0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $5,142       $5,562       $5,050        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.96%        1.88%        2.17%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.70%(5)     1.70%        1.70%(4)         --
Ratio of net investment income (loss) to average net assets      4.05%        3.90%        4.28%(4)         --
Portfolio turnover rate(3)                                        188%         167%         124%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.95%, 1.70% and 1.70% for Classes A, B and C respectively.
(6) Not annualized.

THE HARTFORD MUTUAL FUNDS                                                     79

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INFLATION PLUS FUND -- CLASS A


                                                                          YEARS ENDED:
                                                              ------------------------------------   PERIOD ENDED:
                                                              10/31/2005   10/31/2004   10/31/2003   10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.95       $10.63       $10.00        $10.00
Income from investment operations:
Net investment income (loss)                                       0.41         0.30         0.27          0.00
Net realized and unrealized gain (loss) on investments            (0.18)        0.37         0.62          0.00
                                                               --------     --------     --------       -------
Total from investment operations                                   0.23         0.67         0.89          0.00
Less distributions:
  Dividends from net investment income                            (0.42)       (0.31)       (0.26)         0.00
  Distributions from capital gains                                (0.09)       (0.04)        0.00          0.00
  Returns of capital                                               0.00         0.00         0.00          0.00
                                                               --------     --------     --------       -------
Total distributions                                               (0.51)       (0.35)       (0.26)         0.00
                                                               --------     --------     --------       -------
Net asset value, end of period                                   $10.67       $10.95       $10.63        $10.00
                                                               ========     ========     ========       =======
TOTAL RETURN(2)                                                   2.10%        6.39%        9.02%(6)         0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $414,778     $313,961     $142,992        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.00%        1.04%        1.34%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  0.95%(5)     1.00%        1.00%(4)         --
Ratio of net investment income (loss) to average net assets       3.88%        3.04%        2.63%(4)         --
Portfolio turnover rate(3)                                          71%          81%          23%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.95%, 1.70% and 1.70% for Classes A, B and C respectively.
(6) Not annualized.

 80                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INFLATION PLUS FUND -- CLASS B


                                                                          YEARS ENDED:
                                                              ------------------------------------   PERIOD ENDED:
                                                              10/31/2005   10/31/2004   10/31/2003   10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.96       $10.64      $10.00        $10.00
Income from investment operations:
Net investment income (loss)                                       0.33         0.22        0.21          0.00
Net realized and unrealized gain (loss) on investments            (0.18)        0.37        0.63          0.00
                                                               --------     --------     -------        ------
Total from investment operations                                   0.15         0.59        0.84          0.00
Less distributions:
  Dividends from net investment income                            (0.34)       (0.23)      (0.20)         0.00
  Distributions from capital gains                                (0.09)       (0.04)       0.00          0.00
  Returns of capital                                               0.00         0.00        0.00          0.00
                                                               --------     --------     -------        ------
Total distributions                                               (0.43)       (0.27)      (0.20)         0.00
                                                               --------     --------     -------        ------
Net asset value, end of period                                   $10.68       $10.96      $10.64        $10.00
                                                               ========     ========     =======        ======
TOTAL RETURN(2)                                                   1.33%        5.65%       8.41%(6)         0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $119,302     $107,964     $67,986        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.81%        1.81%       2.09%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.70%(5)     1.70%       1.70%(4)         --
Ratio of net investment income (loss) to average net assets       3.09%        2.21%       1.98%(4)         --
Portfolio turnover rate(3)                                          71%          81%         23%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.95%, 1.70% and 1.70% for Classes A, B and C respectively.
(6) Not annualized.

THE HARTFORD MUTUAL FUNDS                                                     81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD INFLATION PLUS FUND -- CLASS C


                                                                          YEARS ENDED:
                                                              ------------------------------------   PERIOD ENDED:
                                                              10/31/2005   10/31/2004   10/31/2003   10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.96       $10.63       $10.00       $10.00
Income from investment operations:
Net investment income (loss)                                       0.33         0.23         0.20         0.00
Net realized and unrealized gain (loss) on investments            (0.19)        0.37         0.63         0.00
                                                               --------     --------     --------       ------
Total from investment operations                                   0.14         0.60         0.83         0.00
Less distributions:
  Dividends from net investment income                            (0.34)       (0.23)       (0.20)        0.00
  Distributions from capital gains                                (0.09)       (0.04)        0.00         0.00
  Returns of capital                                               0.00         0.00         0.00         0.00
                                                               --------     --------     --------       ------
Total distributions                                               (0.43)       (0.27)       (0.20)        0.00
                                                               --------     --------     --------       ------
Net asset value, end of period                                   $10.67       $10.96       $10.63       $10.00
                                                               ========     ========     ========       ======
TOTAL RETURN(2)                                                   1.24%        5.74%        8.31%(6)        0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $373,750     $319,990     $160,253       $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.76%        1.76%        1.95%(4)        --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.70%(5)     1.70%        1.70%(4)        --
Ratio of net investment income (loss) to average net assets       3.12%        2.33%        1.97%(4)        --
Portfolio turnover rate(3)                                          71%          81%          23%           --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.95%, 1.70% and 1.70% for Classes A, B and C respectively.
(6) Not annualized.

 82                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MONEY MARKET FUND -- CLASS A


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(2)   10/31/2001
CLASS A -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                  $1.00        $1.00        $1.00         $1.00         $1.00
Income from Investment Operations:
Net investment income (loss)                           0.02        0.003        0.003         0.011          0.04
Net realized and unrealized gain (loss) on
  investments                                          0.00         0.00         0.00          0.00          0.00
                                                   --------     --------     --------      --------       -------
Total from investment operations                       0.02        0.003        0.003         0.011          0.04
Less distributions:
  Dividends from net investment income                (0.02)      (0.003)      (0.003)       (0.011)        (0.04)
  Distributions from capital gains                     0.00         0.00         0.00          0.00          0.00
  Returns of capital                                   0.00         0.00         0.00          0.00          0.00
                                                   --------     --------     --------      --------       -------
Total distributions                                   (0.02)      (0.003)      (0.003)       (0.011)        (0.04)
                                                   --------     --------     --------      --------       -------
Net asset value, end of period                        $1.00        $1.00        $1.00         $1.00         $1.00
                                                   ========     ========     ========      ========       =======
TOTAL RETURN(1)                                       1.99%        0.28%        0.32%         1.09%         4.02%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $182,308     $205,442     $246,199      $302,862       $86,748
Ratio of expenses to average net assets before
  waivers and reimbursements                          1.22%        1.22%        1.28%         1.30%         1.19%
Ratio of expenses to average net assets after
  waivers and reimbursements                          0.95%(3)     1.00%        1.00%         1.00%         1.00%
Ratio of net investment income (loss) to average
  net assets                                          1.96%        0.27%        0.33%         1.06%         3.63%
Portfolio turnover rate                                 N/A          N/A          N/A           N/A           N/A

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Per share amounts have been calculated using average shares outstanding method.
(3) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.95%, 1.70% and 1.70% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     83

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MONEY MARKET FUND -- CLASS B


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $1.00        $1.00        $1.00          $1.00         $1.00
Income from Investment Operations:
Net investment income (loss)                          0.01         0.00         0.00          0.004          0.03
Net realized and unrealized gain (loss) on
  investments                                         0.00         0.00         0.00           0.00          0.00
                                                   -------      -------      -------        -------       -------
Total from investment operations                      0.01         0.00         0.00          0.004          0.03
Less distributions:
  Dividends from net investment income               (0.01)        0.00         0.00         (0.004)        (0.03)
  Distributions from capital gains                    0.00         0.00         0.00           0.00          0.00
  Returns of capital                                  0.00         0.00         0.00           0.00          0.00
                                                   -------      -------      -------        -------       -------
Total distributions                                  (0.01)        0.00         0.00         (0.004)        (0.03)
                                                   -------      -------      -------        -------       -------
Net asset value, end of period                       $1.00        $1.00        $1.00          $1.00         $1.00
                                                   =======      =======      =======        =======       =======
TOTAL RETURN(2)                                      1.23%        0.01%        0.00%          0.43%         3.31%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $30,716      $45,836      $67,732        $99,048       $48,998
Ratio of expenses to average net assets before
  waivers and reimbursements                         1.88%        1.82%        2.01%          1.96%         1.85%
Ratio of expenses to average net assets after
  waivers and reimbursements                         1.70%(4)     1.25%        1.33%(1)       1.70%         1.70%
Ratio of net investment income (loss) to average
  net assets                                         1.16%        0.01%        0.01%          0.37%         2.93%
Portfolio turnover rate                                N/A          N/A          N/A            N/A           N/A

(1) Expense ratio includes a practical waiver of 12b-1 fees.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.95%, 1.70% and 1.70% for Classes A, B and C respectively. Per share amounts have been calculated using average shares outstanding method.

 84                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MONEY MARKET FUND -- CLASS C


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(2)   10/31/2001
CLASS C -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $1.00        $1.00        $1.00          $1.00         $1.00
Income from Investment Operations:
Net investment income (loss)                          0.01         0.00         0.00          0.004          0.03
Net realized and unrealized gain (loss) on
  investments                                         0.00         0.00         0.00           0.00          0.00
                                                   -------      -------      -------        -------       -------
Total from investment operations                      0.01         0.00         0.00          0.004          0.03
Less distributions:
  Dividends from net investment income               (0.01)        0.00         0.00         (0.004)        (0.03)
  Distributions from capital gains                    0.00         0.00         0.00           0.00          0.00
  Returns of capital                                  0.00         0.00         0.00           0.00          0.00
                                                   -------      -------      -------        -------       -------
Total distributions                                  (0.01)        0.00         0.00         (0.004)        (0.03)
                                                   -------      -------      -------        -------       -------
Net asset value, end of period                       $1.00        $1.00        $1.00          $1.00         $1.00
                                                   =======      =======      =======        =======       =======
TOTAL RETURN(1)                                      1.23%        0.01%        0.00%          0.42%         3.31%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $18,790      $26,626      $29,955        $65,894       $53,873
Ratio of expenses to average net assets before
  waivers and reimbursements                         1.80%        1.77%        1.89%          1.82%         1.82%
Ratio of expenses to average net assets after
  waivers and reimbursements                         1.70%(4)     1.27%        1.36%(3)       1.70%         1.70%
Ratio of net investment income (loss) to average
  net assets                                         1.19%        0.01%        0.01%          0.37%         2.93%
Portfolio turnover rate                                N/A          N/A          N/A            N/A           N/A

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) Per share amounts have been calculated using average shares outstanding method.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.95%, 1.70% and 1.70% for Classes A, B and C respectively. Per share amounts have been calculated using average shares outstanding method. Expense ratio includes a practical waiver of 12b-1 fees.

THE HARTFORD MUTUAL FUNDS                                                     85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SHORT DURATION FUND -- CLASS A


                                                                          YEARS ENDED:
                                                              ------------------------------------   PERIOD ENDED:
                                                              10/31/2005   10/31/2004   10/31/2003   10/31/2002(1)
CLASS A -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.08       $10.14       $10.00        $10.00
Income from investment operations:
Net investment income (loss)                                      0.33         0.30         0.30          0.00
Net realized and unrealized gain (loss) on investments           (0.24)       (0.06)        0.14          0.00
                                                               -------      -------      -------        ------
Total from investment operations                                  0.09         0.24         0.44          0.00
Less distributions:
  Dividends from net investment income                           (0.32)       (0.30)       (0.30)         0.00
  Distributions from capital gains                                0.00         0.00         0.00          0.00
  Returns of capital                                              0.00         0.00         0.00          0.00
                                                               -------      -------      -------        ------
Total distributions                                              (0.32)       (0.30)       (0.30)         0.00
                                                               -------      -------      -------        ------
Net asset value, end of period                                   $9.85       $10.08       $10.14        $10.00
                                                               =======      =======      =======        ======
TOTAL RETURN(2)                                                  0.92%        2.40%        4.48%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $29,212      $39,148      $32,753        $8,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.05%        1.06%        1.34%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 0.90%(5)     0.95%        0.95%(4)         --
Ratio of net investment income (loss) to average net assets      3.23%        2.95%        3.14%(4)         --
Portfolio turnover rate(3)                                        123%         108%         113%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.90%, 1.65% and 1.65% for Classes A, B and C respectively.

 86                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SHORT DURATION FUND -- CLASS B


                                                                          YEARS ENDED:
                                                              ------------------------------------   PERIOD ENDED:
                                                              10/31/2005   10/31/2004   10/31/2003   10/31/2002(1)
CLASS B -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.08       $10.14       $10.00        $10.00
Income from investment operations:
Net investment income (loss)                                      0.25         0.23         0.23          0.00
Net realized and unrealized gain (loss) on investments           (0.23)       (0.06)        0.14          0.00
                                                                ------      -------      -------        ------
Total from investment operations                                  0.02         0.17         0.37          0.00
Less distributions:
  Dividends from net investment income                           (0.25)       (0.23)       (0.23)         0.00
  Distributions from capital gains                                0.00         0.00         0.00          0.00
  Returns of capital                                              0.00         0.00         0.00          0.00
                                                                ------      -------      -------        ------
Total distributions                                              (0.25)       (0.23)       (0.23)         0.00
                                                                ------      -------      -------        ------
Net asset value, end of period                                   $9.85       $10.08       $10.14        $10.00
                                                                ======      =======      =======        ======
TOTAL RETURN(2)                                                  0.17%        1.68%        3.77%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $8,814      $12,267      $10,206        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.89%        1.84%        2.09%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%(5)     1.65%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      2.47%        2.26%        2.46%(4)         --
Portfolio turnover rate(3)                                        123%         108%         113%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.90%, 1.65% and 1.65% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     87

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SHORT DURATION FUND -- CLASS C


                                                                          YEARS ENDED:
                                                              ------------------------------------   PERIOD ENDED:
                                                              10/31/2005   10/31/2004   10/31/2003   10/31/2002(1)
CLASS C -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $10.08       $10.14       $10.00        $10.00
Income from Investment Operations:
Net investment income (loss)                                      0.25         0.23         0.23          0.00
Net realized and unrealized gain (loss) on investments           (0.23)       (0.06)        0.14          0.00
                                                               -------      -------      -------        ------
Total from investment operations                                  0.02         0.17         0.37          0.00
Less distributions:
  Dividends from net investment income                           (0.25)       (0.23)       (0.23)         0.00
  Distributions from capital gains                                0.00         0.00         0.00          0.00
  Returns of capital                                              0.00         0.00         0.00          0.00
                                                               -------      -------      -------        ------
Total distributions                                              (0.25)       (0.23)       (0.23)         0.00
                                                               -------      -------      -------        ------
Net asset value, end of period                                   $9.85       $10.08       $10.14        $10.00
                                                               =======      =======      =======        ======
TOTAL RETURN(2)                                                  0.17%        1.68%        3.77%            0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $22,973      $34,949      $30,660        $1,000
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.78%        1.76%        1.96%(4)         --
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.65%(5)     1.65%        1.65%(4)         --
Ratio of net investment income (loss) to average net assets      2.47%        2.26%        2.44%(4)         --
Portfolio turnover rate(3)                                        123%         108%         113%            --

(1) The fund became open for investment on 10/31/2002.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.90%, 1.65% and 1.65% for Classes A, B and C respectively.

 88                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TOTAL RETURN BOND FUND -- CLASS A


                                                                                YEARS ENDED:
                                                      -----------------------------------------------------------------
                                                      10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                              ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $10.95       $11.14       $10.78        $10.90         $10.14
Income from Investment Operations:
Net investment income (loss)                               0.35         0.32         0.49          0.47           0.55
Net realized and unrealized gain (loss) on
  investments                                             (0.24)        0.21         0.48          0.00           0.73
                                                       --------     --------     --------      --------       --------
Total from investment operations                           0.11         0.53         0.97          0.47           1.28
Less distributions:
  Dividends from net investment income                    (0.40)       (0.35)       (0.50)        (0.52)         (0.52)
  Distributions from capital gains                        (0.04)       (0.37)       (0.11)        (0.07)          0.00
  Returns of capital                                       0.00         0.00         0.00          0.00           0.00
                                                       --------     --------     --------      --------       --------
Total distributions                                       (0.44)       (0.72)       (0.61)        (0.59)         (0.52)
                                                       --------     --------     --------      --------       --------
Net asset value, end of period                           $10.62       $10.95       $11.14        $10.78         $10.90
                                                       ========     ========     ========      ========       ========
TOTAL RETURN(1)                                           1.00%        5.10%(4)     9.16%         4.50%         12.96%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)               $311,557     $298,903     $268,655      $215,083       $122,423
Ratio of expenses to average net assets before
  waivers and reimbursements                              1.24%        1.27%        1.40%         1.42%          1.30%
Ratio of expenses to average net assets after
  waivers and reimbursements                              1.20%(5)     1.25%        1.25%         1.25%          1.25%
Ratio of net investment income (loss) to average net
  assets                                                  3.24%        2.98%        3.39%         4.65%          5.00%
Portfolio turnover rate(2)                                 195%         171%         199%          149%           196%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 5.08%, 4.35% and 4.57% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.20%, 1.95% and 1.87% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     89

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TOTAL RETURN BOND FUND -- CLASS B


                                                                                YEARS ENDED:
                                                      -----------------------------------------------------------------
                                                      10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                              ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.90       $11.09        $10.73        $10.85        $10.10
Income from Investment Operations:
Net investment income (loss)                              0.27         0.24          0.42          0.40          0.48
Net realized and unrealized gain (loss) on
  investments                                            (0.24)        0.22          0.47          0.00          0.72
                                                       -------      -------      --------       -------       -------
Total from investment operations                          0.03         0.46          0.89          0.40          1.20
Less distributions:
  Dividends from net investment income                   (0.32)       (0.28)        (0.42)        (0.45)        (0.45)
  Distributions from capital gains                       (0.04)       (0.37)        (0.11)        (0.07)         0.00
  Returns of capital                                      0.00         0.00          0.00          0.00          0.00
                                                       -------      -------      --------       -------       -------
Total distributions                                      (0.36)       (0.65)        (0.53)        (0.52)        (0.45)
                                                       -------      -------      --------       -------       -------
Net asset value, end of period                          $10.57       $10.90        $11.09        $10.73        $10.85
                                                       =======      =======      ========       =======       =======
TOTAL RETURN(1)                                          0.25%        4.37%(4)      8.44%         3.77%        12.12%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)               $81,028      $91,861      $106,077       $98,028       $55,999
Ratio of expenses to average net assets before
  waivers and reimbursements                             2.00%        1.97%         2.13%         2.10%         1.96%
Ratio of expenses to average net assets after
  waivers and reimbursements                             1.95%(5)     1.95%         1.95%         1.95%         1.95%
Ratio of net investment income (loss) to average net
  assets                                                 2.49%        2.28%         2.70%         3.92%         4.30%
Portfolio turnover rate(2)                                195%         171%          199%          149%          196%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 5.08%, 4.35% and 4.57% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.20%, 1.95% and 1.87% for Classes A, B and C respectively.

 90                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD TOTAL RETURN BOND FUND -- CLASS C


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $10.97       $11.12        $10.77        $10.89        $10.14
Income from Investment Operations:
Net investment income (loss)                          0.29         0.27          0.42          0.40          0.49
Net realized and unrealized gain (loss) on
  investments                                        (0.25)        0.23          0.46          0.00          0.71
                                                   -------      -------      --------      --------       -------
Total from investment operations                      0.04         0.50          0.88          0.40          1.20
Less distributions:
  Dividends from net investment income               (0.33)       (0.28)        (0.42)        (0.45)        (0.45)
  Distributions from capital gains                   (0.04)       (0.37)        (0.11)        (0.07)         0.00
  Returns of capital                                  0.00         0.00          0.00          0.00          0.00
                                                   -------      -------      --------      --------       -------
Total distributions                                  (0.37)       (0.65)        (0.53)        (0.52)        (0.45)
                                                   -------      -------      --------      --------       -------
Net asset value, end of period                      $10.64       $10.97        $11.12        $10.77        $10.89
                                                   =======      =======      ========      ========       =======
TOTAL RETURN(1)                                      0.34%        4.76%(4)      8.31%         3.80%        12.12%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $74,039      $89,504      $110,214      $107,479       $62,222
Ratio of expenses to average net assets before
  waivers and reimbursements                         1.87%        1.86%         2.01%         1.98%         1.97%
Ratio of expenses to average net assets after
  waivers and reimbursements                         1.87%(5)     1.86%         1.95%         1.95%         1.95%
Ratio of net investment income (loss) to average
  net assets                                         2.56%        2.37%         2.71%         3.92%         4.30%
Portfolio turnover rate(2)                            195%         171%          199%          149%          196%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 5.08%, 4.35% and 4.57% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.20%, 1.95% and 1.87% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     91

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND -- CLASS A


                                                                          YEARS ENDED:               PERIOD ENDED:
                                                              ------------------------------------    2/19/2002-
                                                              10/31/2005   10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.65        $9.67        $9.88          $9.50
Income from Investment Operations:
Net investment income (loss)                                      0.40         0.40         0.41           0.26
Net realized and unrealized gain (loss) on investments           (0.32)       (0.01)       (0.21)          0.38
                                                               -------      -------      -------        -------
Total from investment operations                                  0.08         0.39         0.20           0.64
Less distributions:
  Dividends from net investment income                           (0.41)       (0.41)       (0.41)         (0.26)
  Distributions from capital gains                                0.00         0.00         0.00           0.00
  Returns of capital                                              0.00         0.00         0.00           0.00
                                                               -------      -------      -------        -------
Total distributions                                              (0.41)       (0.41)       (0.41)         (0.26)
                                                               -------      -------      -------        -------
Net asset value, end of period                                   $9.32        $9.65        $9.67          $9.88
                                                               =======      =======      =======        =======
TOTAL RETURN(3)                                                  0.79%        4.08%        2.06%          6.87%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $47,252      $53,401      $65,337        $75,245
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.38%        1.38%        1.48%          1.59%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.15%(5)     1.20%        1.20%          1.20%(2)
Ratio of net investment income (loss) to average net assets      4.17%        4.09%        4.11%          3.58%(2)
Portfolio turnover rate(4)                                        108%         110%         108%           218%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.15%, 1.90% and 1.90% for Classes A, B and C respectively.

 92                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND -- CLASS B


                                                                          YEARS ENDED:               PERIOD ENDED:
                                                              ------------------------------------    2/19/2002-
                                                              10/31/2005   10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.62        $9.64        $9.84          $9.46
Income from Investment Operations:
Net investment income (loss)                                      0.32         0.32         0.33           0.21
Net realized and unrealized gain (loss) on investments           (0.34)        0.00        (0.19)          0.38
                                                               -------      -------      -------        -------
Total from investment operations                                 (0.02)        0.32         0.14           0.59
Less distributions:
  Dividends from net investment income                           (0.33)       (0.34)       (0.34)         (0.21)
  Distributions from capital gains                                0.00         0.00         0.00           0.00
  Returns of capital                                              0.00         0.00         0.00           0.00
                                                               -------      -------      -------        -------
Total distributions                                              (0.33)       (0.34)       (0.34)         (0.21)
                                                               -------      -------      -------        -------
Net asset value, end of period                                   $9.27        $9.62        $9.64          $9.84
                                                               =======      =======      =======        =======
TOTAL RETURN(3)                                                 (0.17%)       3.37%        1.45%          6.36%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $21,268      $26,218      $38,210        $39,276
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.17%        2.11%        2.21%          2.28%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.90%(5)     1.90%        1.90%          1.90%(2)
Ratio of net investment income (loss) to average net assets      3.41%        3.39%        3.41%          2.87%(2)
Portfolio turnover rate(4)                                        108%         110%         108%           218%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.15%, 1.90% and 1.90% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     93

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND -- CLASS C


                                                                          YEARS ENDED:               PERIOD ENDED:
                                                              ------------------------------------    2/19/2002-
                                                              10/31/2005   10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $9.61        $9.63        $9.84          $9.46
Income from Investment Operations:
Net investment income (loss)                                      0.32         0.32         0.33           0.21
Net realized and unrealized gain (loss) on investments           (0.33)        0.00        (0.20)          0.38
                                                                ------      -------      -------        -------
Total from investment operations                                 (0.01)        0.32         0.13           0.59
Less distributions:
  Dividends from net investment income                           (0.33)       (0.34)       (0.34)         (0.21)
  Distributions from capital gains                                0.00         0.00         0.00           0.00
  Returns of capital                                              0.00         0.00         0.00           0.00
                                                                ------      -------      -------        -------
Total distributions                                              (0.33)       (0.34)       (0.34)         (0.21)
                                                                ------      -------      -------        -------
Net asset value, end of period                                   $9.27        $9.61        $9.63          $9.84
                                                                ======      =======      =======        =======
TOTAL RETURN(3)                                                 (0.07%)       3.37%        1.34%          6.36%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $9,631      $13,926      $26,626        $40,708
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.05%        2.00%        2.07%          2.11%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.90%(5)     1.90%        1.90%          1.90%(2)
Ratio of net investment income (loss) to average net assets      3.41%        3.38%        3.43%          2.86%(2)
Portfolio turnover rate(4)                                        108%         110%         108%           218%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.15%, 1.90% and 1.90% for Classes A, B and C respectively.

 94                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")
          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures. We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

THE HARTFORD MUTUAL FUNDS                                                     95

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

 96                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

THE HARTFORD MUTUAL FUNDS                                                     97

FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

                                                  CLASS    FUND     CUSIP
NAME                                              SHARES   CODE    NUMBER     SYMBOL
----                                              ------   ----   ---------   ------
The Hartford Floating Rate Fund                     A      1209   416648558   HFLAX
The Hartford Floating Rate Fund                     B      1210   416648541   HFLBX
The Hartford Floating Rate Fund                     C      1211   416648533   HFLCX
The Hartford High Yield Fund                        A       316   416645489   HAHAX
The Hartford High Yield Fund                        B       202   416645471   HAHBX
The Hartford High Yield Fund                        C       203   416645463   HAHCX
The Hartford Income Fund                            A      1638   416646248   HTIAX
The Hartford Income Fund                            B      1639   416646230   HTIBX
The Hartford Income Fund                            C      1640   416646222   HTICX
The Hartford Inflation Plus Fund                    A      1646   416646156   HIPAX
The Hartford Inflation Plus Fund                    B      1647   416646149   HIPBX
The Hartford Inflation Plus Fund                    C      1648   416646131   HIPCX
The Hartford Money Market Fund                      A       940   416645745   IHAXX
The Hartford Money Market Fund                      B       290   416645737   HMBXX
The Hartford Money Market Fund                      C       259   416645562   HRCXX
The Hartford Short Duration Fund                    A      1642   416646198   HSDAX
The Hartford Short Duration Fund                    B      1643   416646180   HSDBX
The Hartford Short Duration Fund                    C      1644   416646172   HSDCX
The Hartford Total Return Bond Fund                 A       217   416645778   ITBAX
The Hartford Total Return Bond Fund                 B       218   416645760   ITBBX
The Hartford Total Return Bond Fund                 C       254   416645570   HABCX
The Hartford U.S. Government Securities Fund        A      1634   416529410   HUSAX
The Hartford U.S. Government Securities Fund        B      1635   416529394   HUSBX
The Hartford U.S. Government Securities Fund        C      1636   416529386   HUSCX

 98                                                    THE HARTFORD MUTUAL FUNDS

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.
STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.


SEC FILE NUMBERS:
The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

                                          CLASS A, CLASS B AND CLASS C SHARES

                                          PROSPECTUS
                                          MARCH 1, 2006
                                          (AS SUPPLEMENTED MARCH 10, 2006)

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND          THE HARTFORD MUTUAL FUNDS
EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE       THE HARTFORD ADVISERS FUND
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION       THE HARTFORD DISCIPLINED EQUITY FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                THE HARTFORD DIVIDEND AND GROWTH FUND
                                                      THE HARTFORD EQUITY INCOME FUND
                                                      THE HARTFORD FOCUS FUND
                                                      THE HARTFORD GROWTH FUND
                                                      THE HARTFORD STOCK FUND
                                                      THE HARTFORD VALUE FUND

                             THE HARTFORD MUTUAL FUNDS
                             P.O. BOX 64387
                             ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                              Introduction                                                           2

A summary of each fund's                  The Hartford Advisers Fund                                             3
goals, principal strategies,              The Hartford Disciplined Equity Fund                                   8
main risks, performance                   The Hartford Dividend and Growth Fund                                 12
and expenses                              The Hartford Equity Income Fund                                       16
                                          The Hartford Focus Fund                                               20
                                          The Hartford Growth Fund                                              24
                                          The Hartford Stock Fund                                               28
                                          The Hartford Value Fund                                               32

Description of other                      Investment strategies and investment matters                          36
investment strategies and                 Terms used in this prospectus                                         39
investment risks


Investment manager and                    Management of the funds                                               41
management fee information

Information on your                       About your account                                                    46
account                                   Choosing a share class                                                46
                                          How sales charges are calculated                                      48
                                          Sales charge reductions and waivers                                   49
                                          Opening an account                                                    53
                                          Buying shares                                                         55
                                          Selling shares                                                        57
                                          Transaction policies                                                  61
                                          Dividends and account policies                                        65
                                          Additional investor services                                          66

Further information on                    Financial highlights                                                  68
the funds                                 Privacy policy                                                        92
                                          Fund code, CUSIP number and symbol                                    95
                                          For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class. In addition, Growth Fund offers Class L, Class M, Class N and Class H shares pursuant to another prospectus describing those classes.

Each fund, except Focus Fund, is a diversified fund. Focus Fund is a non-diversified fund.

Growth Fund is a series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of each of the funds is provided by an investment sub-adviser, Wellington Management Company, LLP ("Wellington Management"). Information regarding HIFSCO and Wellington Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Advisers Fund seeks maximum long-term total return.

PRINCIPAL INVESTMENT STRATEGY. The fund allocates its assets among three categories:

  -  equities,

  -  debt securities, and

  -  money market instruments.

The fund will normally invest in a portfolio of between 50% and 70% equities, with the balance of the assets invested in debt securities and cash instruments. The fund will not normally hold more than 10% in cash or cash equivalents. Allocation decisions within these bands are in the discretion of Wellington Management and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The fund's diversified portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. With respect to stocks in which the fund invests, the fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $764 million to $370 billion.

The debt securities (other than money market instruments) in which the fund invests include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least "BBB" by Standard & Poor's Corporation ("S&P") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by Wellington Management to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. The fund is not restricted to any specific maturity term.

The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

THE HARTFORD MUTUAL FUNDS                                                      3

                                                      THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

MAIN RISKS. This fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, prepayment risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities.

Manager allocation risk refers to the possibility that Wellington Management could allocate assets among the different asset classes in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

 4                                                     THE HARTFORD MUTUAL FUNDS

                                                      THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 30%
  20
  10
               23.30%   21.09%   12.08%   0.90%                      17.84%   3.43%    6.74%
   0
 -10
                                                   -5.21%  -13.22%
 -20

                1997     1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 12.39% (2nd quarter, 1997) and the lowest quarterly return was -9.66% (2nd quarter 2002).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                      5

                                                      THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                      0.86%     0.22%         7.06%
   Class A Return After Taxes on Distributions      0.35%    -0.32%         6.16%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              0.55%    -0.13%         5.66%
   Class B Return Before Taxes                      0.92%     0.25%         6.94%
   Class C Return Before Taxes(1)                   5.01%     0.71%         6.98%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               4.91%     0.55%      9.06%(2)
   Lehman Brothers Government/Credit Bond Index
   (reflects no deduction for fees, expenses or
   taxes)                                           2.37%     6.11%      6.75%(2)

INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index. The Lehman Brothers Government/Credit Bond Index is an unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgaged-backed securities) and of all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2005.

 6                                                     THE HARTFORD MUTUAL FUNDS

                                                      THE HARTFORD ADVISERS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A          CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%             None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)         5.00%      1.00%
   Exchange fees                                 None             None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(2)                           0.61%            0.61%      0.61%
   Distribution and service (12b-1) fees        0.25%(3)         1.00%      1.00%
   Other expenses(4)                            0.33%            0.36%      0.28%
   Total annual operating expenses(2)(4)        1.19%(3)(5)      1.97%      1.89%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.56% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.14%, 1.92% and 1.84%, respectively.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total annual operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.18%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  665     $  700     $  292
   Year 3                                      $  907     $  918     $  594
   Year 5                                      $1,168     $1,262     $1,021
   Year 10                                     $1,914     $2,092     $2,212

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  665     $  200     $  192
   Year 3                                      $  907     $  618     $  594
   Year 5                                      $1,168     $1,062     $1,021
   Year 10                                     $1,914     $2,092     $2,212

THE HARTFORD MUTUAL FUNDS                                                      7

THE HARTFORD DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Disciplined Equity Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. The fund may invest in a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $764 million to $370 billion. The fund's portfolio is broadly diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security, favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

 8                                                     THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 30%
  20
  10
               20.80%                              28.36%   7.73%    6.07%
   0
 -10
                        -6.49%   -8.50%  -25.11%
 -20
 -30

                1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 15.26% (4th quarter, 1999) and the lowest quarterly return was -16.60% (3rd quarter, 2002).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                      9

                                            THE HARTFORD DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 04/30/98)
   Class A Return Before Taxes                      0.23%    -1.02%         2.75%
   Class A Return After Taxes on Distributions      0.18%    -1.09%         2.46%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              0.15%    -0.90%         2.21%
   Class B Return Before Taxes                      0.25%    -1.01%         2.77%
   Class C Return Before Taxes(1)                   4.34%    -0.59%         2.80%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               4.91%     0.55%         3.09%

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

 10                                                    THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.80%      0.80%      0.80%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.36%      0.54%      0.31%
   Total annual operating expenses(3)(4)        1.41%(2)   2.34%      2.11%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  686     $  737     $  314
   Year 3                                      $  972     $1,030     $  661
   Year 5                                      $1,279     $1,450     $1,134
   Year 10                                     $2,148     $2,440     $2,441

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  686     $  237     $  214
   Year 3                                      $  972     $  730     $  661
   Year 5                                      $1,279     $1,250     $1,134
   Year 10                                     $2,148     $2,440     $2,441

THE HARTFORD MUTUAL FUNDS                                                     11

THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2005, the market capitalization of companies within this index ranged from approximately $764 million to $370 billion. The fund's portfolio is broadly diversified by industry and company. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

 12                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 40%
  30
  20
  10
               30.99%   14.47%   4.57%    10.04%                     25.66%   12.01%   5.42%
   0
 -10
                                                   -4.57%  -14.19%
 -20

                1997     1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 15.85% (2nd quarter, 1997) and the lowest quarterly return was -18.33% (3rd quarter, 2002).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     13

                                           THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
 Class A Return Before Taxes                        -0.37%    2.80%          9.14%
 Class A Return After Taxes on Distributions        -1.48%    2.24%          8.39%
 Class A Return After Taxes on Distributions and
 Sale of Fund Shares                                 0.40%    2.15%          7.70%
 Class B Return Before Taxes                        -0.50%    2.80%          8.97%
 Class C Return Before Taxes(1)                      3.65%    3.26%          9.04%
 S&P 500 Index (reflects no deduction for fees,
 expenses or taxes)                                  4.91%    0.55%          9.06%(2)
 Russell 1000 Value Index (reflects no deduction
 for fees, expenses or taxes)                        7.05%    5.28%         11.26%(2)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2005.

 14                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A      CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%         None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%      1.00%
   Exchange fees                                 None         None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.64%        0.64%      0.64%
   Distribution and service (12b-1) fees        0.25%(2)     1.00%      1.00%
   Other expenses(3)                            0.28%        0.37%      0.25%
   Total annual operating expenses(3)           1.17%(2)(4)  2.01%      1.89%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.25%. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  663     $  704     $  292
   Year 3                                      $  901     $  930     $  594
   Year 5                                      $1,158     $1,283     $1,021
   Year 10                                     $1,892     $2,119     $2,212

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  663     $  204     $  192
   Year 3                                      $  901     $  630     $  594
   Year 5                                      $1,158     $1,083     $1,021
   Year 10                                     $1,892     $2,119     $2,212

THE HARTFORD MUTUAL FUNDS                                                     15

THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Equity Income Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $3 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized in one of four ways -- affected by a misunderstood negative event, a beneficiary of industry consolidation, low but improving return on capital, or new or incentivized management. In addition, the fund will take into consideration flows of new capital into an industry. Within this context, the fund's key security selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. Portfolio construction is driven primarily by security selection.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 16                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 20%
  10                     9.52%                        4.98%
   0
 -10
 -20

                          2004                         2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 7.98% (4th quarter, 2004) and the lowest quarterly return was -0.14% (1st quarter, 2005).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     17

                                                 THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 08/28/03)
   Class A Return Before Taxes                      -0.82%         8.84%
   Class A Return After Taxes on Distributions      -1.62%         8.10%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              -0.47%         7.16%
   Class B Return Before Taxes                      -0.99%         9.45%
   Class C Return Before Taxes                       3.15%        10.73%
   Russell 1000 Value Index (reflects no deduction
   for fees, expenses or taxes)                      7.05%        15.87%

INDEX: The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(1) Return is from 8/31/03 - 12/31/05

 18                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A      CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%         None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%      1.00%
   Exchange fees                                 None         None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(2)                           0.80%        0.80%      0.80%
   Distribution and service (12b-1) fees        0.25%(3)     1.00%      1.00%
   Other expenses(4)                            0.29%        0.38%      0.23%
   Total annual operating expenses(2)(4)        1.34%(3)(5)  2.18%      2.03%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.50%, and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the Fund are 1.04%, 1.88% and 1.42% respectively.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed through October 31, 2006, to limit the total annual operating expenses of Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.05%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  679     $  721     $  306
   Year 3                                      $  951     $  982     $  637
   Year 5                                      $1,244     $1,370     $1,093
   Year 10                                     $2,074     $2,298     $2,358

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  679     $  221     $  206
   Year 3                                      $  951     $  682     $  637
   Year 5                                      $1,244     $1,170     $1,093
   Year 10                                     $2,074     $2,298     $2,358

THE HARTFORD MUTUAL FUNDS                                                     19

THE HARTFORD FOCUS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Focus Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of a relatively small number of large capitalization companies which include stocks with market capitalizations similar to companies in the S&P 500 Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $764 million to $370 billion. The fund will typically hold stocks of 20-40 companies. Individual holdings typically constitute 3-5% of the fund's total assets and may constitute up to 10%. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's focused portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, the fund seeks to invest in companies that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks.

In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

Wellington Management's strategy of bottom-up stock selection also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 20                                                    THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD FOCUS FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 30%
  20
  10
                                 27.13%         2.35%          9.46%
   0
 -10
                 -25.40%
 -20
 -30

                   2002           2003           2004           2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 14.59% (2nd quarter, 2003) and the lowest quarterly return was -19.21% (2nd quarter, 2002).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     21

                                                         THE HARTFORD FOCUS FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                LIFE OF FUND
                                                    1 YEAR    (SINCE 05/24/01)
   Class A Return Before Taxes                      3.44%          0.27%
   Class A Return After Taxes on Distributions      3.22%          0.21%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              2.24%          0.19%
   Class B Return Before Taxes                      3.81%          0.37%
   Class C Return Before Taxes                      7.70%          0.79%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               4.91%          1.58%(1)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Return is from 5/31/2001 - 12/31/2005.

 22                                                    THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD FOCUS FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(2)                           1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(3)   1.00%      1.00%
   Other expenses(4)                            0.40%      0.45%      0.36%
   Total annual operating expenses(2)(4)(5)     1.65%(3)   2.45%      2.36%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.90% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.55%, 2.35% and 2.26%, respectively.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.50%, 2.25% and 2.25%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends, and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  709     $  748     $  339
   Year 3                                      $1,042     $1,064     $  736
   Year 5                                      $1,398     $1,506     $1,260
   Year 10                                     $2,397     $2,585     $2,696

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  709     $  248     $  239
   Year 3                                      $1,042     $  764     $  736
   Year 5                                      $1,398     $1,306     $1,260
   Year 10                                     $2,397     $2,585     $2,696

THE HARTFORD MUTUAL FUNDS                                                     23

THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include substantial growth, superior business management, strong cash flow generation, high margins, high return on capital, a strong balance sheet and a leadership position within the industry. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $702 million to $370 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, cash flow and revenues.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

 24                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund's Class L, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 60%
  45
  30
  15
               18.56%   23.80%   29.63%   34.67%                              32.60%   11.75%   4.12%
   0
 -15
                                                   -4.95%  -14.60%  -24.78%
 -30

                1996     1997     1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 29.80% (4th quarter, 1999) and the lowest quarterly return was -19.01% (3rd quarter, 2001).
--------------------------------------------------------------------------------

(1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.

THE HARTFORD MUTUAL FUNDS                                                     25

                                                        THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                   -1.62%   -1.30%      8.60%
   Class A Return After Taxes on Distributions(1)    1.61%   -1.34%      6.28%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                           -1.05%   -1.13%      6.47%
   Class B Return Before Taxes(1)                   -1.68%   -1.30%      8.41%
   Class C Return Before Taxes(1)                    2.45%   -0.86%      8.44%
   Russell 1000 Growth Index (reflects no
   deduction for fees, expenses or taxes)            5.26%   -3.59%      6.73%

INDEX: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

 26                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.74%      0.74%      0.74%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.41%      0.53%      0.31%
   Total annual operating expenses(3)(4)        1.40%(2)   2.27%      2.05%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.33%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  685     $  730     $  308
   Year 3                                      $  969     $1,009     $  643
   Year 5                                      $1,274     $1,415     $1,103
   Year 10                                     $2,137     $2,383     $2,379

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  685     $  230     $  208
   Year 3                                      $  969     $  709     $  643
   Year 5                                      $1,274     $1,215     $1,103
   Year 10                                     $2,137     $2,383     $2,379

THE HARTFORD MUTUAL FUNDS                                                     27

THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Stock Fund seeks long-term growth of capital, with income as a secondary consideration.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80% of the fund's assets in the common stocks of high quality companies. The fund's diversified portfolio of equity securities are evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management also analyzes the general economic and investment environment, including the evaluation of economic conditions, U.S. fiscal and monetary policy, and investor sentiment.

In general, the fund selects companies to invest in that demonstrate some or all of the following characteristics: a leadership position within an industry, a strong balance sheet, an acceleration in growth rates, a high return on equity, a strong management team, and a globally competitive position. The fund may also invest in companies that Wellington Management believes have been excessively devalued by the market, provided there is a catalyst that could lead to an improvement in stock price. The fund may invest in stocks within a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2005, the market capitalization of companies included in this index ranged from approximately $764 million to $370 billion.

The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

 28                                                    THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 40%
  30
  20
  10
               31.78%   31.33%   22.31%                              25.34%   3.14%    8.84%
   0
 -10
                                          -5.09%  -13.73%  -24.49%
 -20
 -30

                1997     1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 20.30% (4th quarter, 1998) and the lowest quarterly return was -17.28% (2nd quarter, 2002).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     29

                                                         THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                         LIFE OF FUND
                                                    1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                      2.88%    -2.84%         7.67%
   Class A Return After Taxes on Distributions      2.78%    -2.89%         7.34%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              1.86%    -2.42%         6.62%
   Class B Return Before Taxes                      2.88%    -2.89%         7.51%
   Class C Return Before Taxes(1)                   7.02%    -2.35%         7.58%
   S&P 500 Index (reflects no deduction for fees,
   expenses or taxes)                               4.91%     0.55%         9.06%(2)

INDEX: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2005.

 30                                                    THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD STOCK FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A      CLASS B      CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%         None         None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%        1.00%
   Exchange fees                                 None         None         None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees(2)                           0.72%        0.72%        0.72%
   Distribution and service (12b-1) fees        0.25%(3)     1.00%        1.00%
   Other expenses(4)                            0.45%        0.51%        0.37%
   Total annual operating expenses(2)(4)        1.42%(3)(5)  2.23%        2.09%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.67% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.36%, 2.17% and 2.03%, respectively.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. The "Other Expenses" in the table are based on, among other things, the fees the fund would have paid if the transfer agent had not waived a portion of its fee to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total annual operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.28%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  687     $  726     $  312
   Year 3                                      $  975     $  997     $  655
   Year 5                                      $1,284     $1,395     $1,124
   Year 10                                     $2,158     $2,357     $2,421

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  687     $  226     $  212
   Year 3                                      $  975     $  697     $  655
   Year 5                                      $1,284     $1,195     $1,124
   Year 10                                     $2,158     $2,357     $2,421

THE HARTFORD MUTUAL FUNDS                                                     31

THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Value Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $3 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund employs what is often called a "bottom-up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The approach highlights companies with market capitalizations above $3 billion and estimated below-average price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to economic analysis in establishing sector and industry weightings.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 32                                                    THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 30%
  20
  10
                                 27.85%         9.86%          7.51%
   0
 -10
                 -23.16%
 -20
 -30

                   2002           2003           2004           2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 16.34% (2nd quarter, 2003) and the lowest quarterly return was -19.93% (3rd quarter, 2002).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     33

                                                         THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                          LIFE OF FUND
                                               1 YEAR   (SINCE 04/30/01)
   Class A Return Before Taxes                 1.64%         1.69%
   Class A Return After Taxes on
   Distributions                               1.34%         1.47%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares       1.04%         1.32%
   Class B Return Before Taxes                 1.71%         1.78%
   Class C Return Before Taxes                 5.71%         2.18%
   Russell 1000 Value Index (reflects no
   deduction for fees, expenses or taxes)      7.05%         5.94%

INDEX: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.

 34                                                    THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.80%      0.80%      0.80%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.36%      0.54%      0.39%
   Total annual operating expenses(3)(4)        1.41%(2)   2.34%      2.19%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  686     $  737     $  322
   Year 3                                      $  972     $1,030     $  685
   Year 5                                      $1,279     $1,450     $1,175
   Year 10                                     $2,148     $2,440     $2,524

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  686     $  237     $  222
   Year 3                                      $  972     $  730     $  685
   Year 5                                      $1,279     $1,250     $1,175
   Year 10                                     $2,148     $2,440     $2,524

THE HARTFORD MUTUAL FUNDS                                                     35

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY


Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). Each fund may invest in equity securities as part of its principal investment strategy. With respect to debt securities, in which Advisers Fund may invest as part of its principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although it is not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

 36                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

FOREIGN INVESTMENTS


Each fund may invest in securities of foreign issuers and non-dollar securities and loans as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or foreign borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Each fund may invest in emerging markets, but not as a part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

THE HARTFORD MUTUAL FUNDS                                                     37

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

SMALL CAPITALIZATION COMPANIES


Each fund may invest in securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

 38                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


Focus Fund may have a relatively high portfolio turnover. The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES


Disciplined Equity Fund, Equity Income Fund and Stock Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name, as set forth in the fund's Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met due to changes in value or capitalization of portfolio assets, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of

THE HARTFORD MUTUAL FUNDS                                                     39

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month each fund's largest ten holdings. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

 40                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $323 billion in assets as of December 31, 2005. At the same time, HIFSCO had over $29 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

LITIGATION AND REGULATORY ACTIONS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies.

While no enforcement actions have been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigation related to market timing and the SEC is likely to take some action at the conclusion of the on-going investigation of directed brokerage. The potential timing of any such action is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, the funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is

THE HARTFORD MUTUAL FUNDS                                                     41

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and certain of the funds' directors. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISER

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to each fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2005, Wellington Management had investment management authority over approximately $521 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

FOCUS FUND(1)

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         1.00%
Next $500 million                          0.95%
Amount Over $1 billion                     0.90%

(1) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive 0.10% of the management fees until October 31, 2006.

GROWTH FUND

AVERAGE DAILY NET ASSETS              ANNUAL RATE
------------------------              -----------
First $100 million                       1.00%
Next $150 million                        0.80%
Amount Over $250 million                 0.70%

DISCIPLINED EQUITY FUND, EQUITY INCOME FUND(2), STOCK FUND(3) AND VALUE FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         0.80%
Next $500 million                          0.70%
Amount Over $1 billion                     0.65%

(2) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive 0.30% of the management fees until October 31, 2006.
(3) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2006.

 42                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

DIVIDEND AND GROWTH FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         0.75%
Next $500 million                          0.65%
Amount Over $1 billion                     0.60%

ADVISERS FUND(4)

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                        0.69%
Next $500 million                         0.625%
Amount Over $1 billion                    0.575%

(4) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2006.

For each fund's fiscal year ended October 31, 2005, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME                                      10/31/2005
---------                                      ----------
The Hartford Advisers Fund                       0.63%*
The Hartford Disciplined Equity Fund             0.80%
The Hartford Dividend and Growth Fund            0.64%
The Hartford Equity Income Fund                  0.80%
The Hartford Focus Fund                          1.00%
The Hartford Growth Fund                         0.74%
The Hartford Stock Fund                          0.72%
The Hartford Value Fund                          0.80%

* Effective November 1, 2005, HIFSCO has reduced its management fee from 0.63% to 0.61%.

A discussion regarding the basis for the boards of directors' approval of the investment management and investment sub-advisory agreements of the funds is available in the funds' annual report to shareholders covering the fiscal year ended October 31, 2005.

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

ADVISERS FUND Steven T. Irons, Senior Vice President and Equity Portfolio Manager/Analyst of Wellington Management, has served as portfolio manager of the equity portion of the fund since May 2005. Mr. Irons joined Wellington Management as an investment professional in 1993.

Peter I. Higgins, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis of the equity portion of the fund since November 2005. Mr. Higgins joined Wellington Management as an investment professional in 2005. Prior to joining the firm, Mr. Higgins was a Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005.

Saul J. Pannell, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis of the equity portion of the fund since May 2005. Mr. Pannell joined Wellington Management as an investment professional in 1974.

John C. Keogh, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the fixed income and money market portion of the fund since 2004. Mr. Keogh joined Wellington Management as an investment professional in 1983.

Christopher Gootkind, Vice President and Fixed Income Portfolio Manager of Wellington

THE HARTFORD MUTUAL FUNDS                                                     43

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Management, has been involved in portfolio management and securities analysis for the corporate portion of the fixed income component of the fund since March 2006. Mr. Gootkind joined Wellington Management as an investment professional in 2000.

DISCIPLINED EQUITY FUND James A. Rullo, Senior Vice President and Director of the Quantitative Investment Group of Wellington Management, has served as portfolio manager of the fund since its inception (1998). Mr. Rullo joined Wellington Management as an investment professional in 1994.

Mammen Chally, Vice President and Equity Portfolio Manager of Wellington Management, joined the firm in 1994 and has been an investment professional since 1996. Mr. Chally has been involved in portfolio management and securities analysis for the fund since its inception (1998).

DIVIDEND AND GROWTH FUND Edward P. Bousa, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as co-manager of the fund from July, 2001 through September, 2001 and as portfolio manager of the fund since October, 2001. Mr. Bousa joined Wellington Management as an investment professional in 2000.

EQUITY INCOME FUND John R. Ryan, Senior Vice President, Managing Partner and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since its inception (2003). Mr. Ryan joined Wellington Management as an investment professional in 1981.

FOCUS FUND Peter I. Higgins, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis of the equity portion of the fund since November 2005. Mr. Higgins joined Wellington Management as an investment professional in 2005. Prior to joining the firm, Mr. Higgins was a Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005.

Steven T. Irons, Senior Vice President and Equity Portfolio Manager/Analyst of Wellington Management, has served as portfolio manager of the fund since May 2005. Mr. Irons joined Wellington Management as an investment professional in 1993.

GROWTH FUND Andrew J. Shilling, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since April 2, 2001. Mr. Shilling joined Wellington Management as an investment professional in 1994.

John A. Boselli, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2002. Mr. Boselli has been involved in portfolio management and securities analysis for the fund since 2002. Prior to joining Wellington Management, Mr. Boselli was an investment professional with Putnam Investments Incorporated (1996-2002).

STOCK FUND Steven T. Irons, Senior Vice President and Equity Portfolio Manager/Analyst of Wellington Management, has served as portfolio manager of the fund since May 2005. Mr. Irons joined Wellington Management as an investment professional in 1993.

Peter I. Higgins, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis of the equity portion of the fund since November 2005. Mr. Higgins joined Wellington Management as an investment professional in 2005. Prior to joining the firm, Mr. Higgins was a Portfolio Manager at The Boston Company with responsibility for mid cap and small cap portfolios and a member of the large cap value team from 1995 to 2005.

Saul J. Pannell, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and

 44                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

securities analysis for the fund since May 2005. Mr. Pannell joined Wellington Management as an investment professional in 1974.

VALUE FUND John R. Ryan, Senior Vice President, Managing Partner and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since its inception (2001). Mr. Ryan joined Wellington Management as an investment professional in 1981.

THE HARTFORD MUTUAL FUNDS                                                     45

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. The funds also offer Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS


Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the boards of directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a "Company"). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

DISTRIBUTION PLANS


Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund.

 46                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Companies' boards of directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and

THE HARTFORD MUTUAL FUNDS                                                     47

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the board of directors of the applicable Company, including at least a majority of directors who are not interested persons of the applicable funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the applicable board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

                                                      DEALER
                         AS A % OF     AS A %     COMMISSION AS
                         OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT            PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000          5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999       4.50%       4.71%          4.00%
$100,000 -- $249,999       3.50%       3.63%          3.00%
$250,000 -- $499,999       2.50%       2.56%          2.00%
$500,000 -- $999,999       2.00%       2.04%          1.75%
$1 million or more(1)         0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without a front-end sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                   CDSC
1st year                                   5.00%
2nd year                                   4.00%
3rd year                                   3.00%
4th year                                   3.00%
5th year                                   2.00%
6th year                                   1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The

 48                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

YEARS AFTER
PURCHASE                                   CDSC
1st year                                   1.00%
After 1 year                                None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies a fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 5.50% maximum sales charge at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of The Hartford Mutual Funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all

THE HARTFORD MUTUAL FUNDS                                                     49

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on a LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

 50                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, the sub-advisers, the transfer agent, and their affiliates,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent. The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and

THE HARTFORD MUTUAL FUNDS                                                     51

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This additional compensation is not paid by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may vary for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $550,000 per Financial Intermediary for the calendar year ended December 31, 2005.

As of January 1, 2006, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advantage Capital Corp., Advest, Inc., AIG Financial Advisors, AmeriMutual Funds Distributor, Inc., Associated Securities Corporation, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citicorp Investment Services, Citigroup Global Markets, Inc., Comerica Securities, Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Financial Services, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Financial Network Investment Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corp., Gold Trust Company, Harbour Investments, Inc.,

 52                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Independent Financial Group, LLC, ING Financial Advisors, ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, J.P. Morgan Retirement Plan Services, W.L. Lyons, Inc., Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Securities Corporation, Inc., Mutual Service Corporation, National Planning Holdings, Inc., NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Raymond James Financial Services and Associates, Robert W. Baird, Royal Alliance Associates, Inc., Securities America, Inc., Stifel, Nicolaus & Company, Incorporated, SunAmerica Securities Inc., The Huntington Investment Company, Triad Advisors, Inc., T.Rowe Price Investment Services, Inc., UBS Financial Services Inc., US Bancorp Investments Inc., Uvest Financial Services Group, Inc., Valmark Securities Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. In 2005 (ending December 31, 2005) HIFSCO provided additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). HIFSCO paid Edward Jones approximately $70 million additional profit-sharing based compensation to terminate the arrangement effective December 31, 2005. In addition, HIFSCO paid Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $23.7 million in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.

For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $36.9 million in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you

THE HARTFORD MUTUAL FUNDS                                                     53

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

open an account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

  -  non-retirement accounts: $1,000 per fund.

  -  retirement accounts: $1,000 per fund.

  - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund.

  -  subsequent investments: $50 per fund.

Minimum investment amounts may be waived for certain retirement accounts and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 9140                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          MINNEAPOLIS, MN 55480-9140                                   PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 54                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES


 ON THE WEB
                TO ACCESS YOUR ACCOUNTS

  (INTERNET     - Visit www.hartfordinvestor.com.
  GRAPHIC)      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.

                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
                  ACCOUNT
                - To purchase shares directly from your bank account, you
                  must first add your banking information online, by selecting the Add Bank Instructions function.
                - Once bank instructions have been established, select
                  "Purchase Shares" from the "Work with Fund" menu, next to the fund you want to purchase into.
                - Follow the instructions on the Purchase Shares Request
                  pages to complete and submit the request.

                TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.
 ON THE PHONE

                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
  (PHONE          ACCOUNT
  GRAPHIC)      - Verify that your bank/credit union is a member of the
                  Automated Clearing House (ACH) system.
                - To place your order with a representative, call the
                  transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

                TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
                  EXISTING HARTFORD MUTUAL FUND
                - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an exchange.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

THE HARTFORD MUTUAL FUNDS                                                     55

IN WRITING:
WITH CHECK
                - Make out a check for the investment amount, payable to
  (CHECK          "The Hartford Mutual Funds."
  GRAPHIC)      - Complete the detachable investment slip from an account
                  statement, or write a note specifying the fund name and
                  share class, account number and the name(s) in which the
                  account is registered.
                - Deliver the check and your investment slip, or note, to
                  the address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 9140
                    Minneapolis, MN 55480-9140
 BY EXCHANGE
                - Write a letter of instruction indicating the fund names,
  (ARROW          share class, account number, the name(s) in which the
  GRAPHIC)        accounts are registered, and your signature.
                - Deliver these instructions to your financial
                  representative or plan administrator, or mail to the
                  address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 64387
                    St. Paul, MN 55164-0387
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.
 BY WIRE
                - Instruct your bank to wire the amount of your investment
  (WIRE           to:
  GRAPHIC)          US Bank National Association
                    ABA #091000022, credit account no:
                    1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)
                  Specify the fund name, share class, your account number
                  and the name(s) in which the account is registered. Your
                  bank may charge a fee to wire funds.

                                 PHONE NUMBER:
                           1-888-THE-STAG (843-7824)
                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                 ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 56                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see "Selling Shares in Writing").
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption
                  proceeds.

BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.

 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [BUILDING       Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $500 or more will be wired on the
                  next business day. Your bank may charge a fee for this
                  service. Wire transfers are available upon request.
                - Amounts of less than $500 may be sent by EFT or by check.
                  Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee
                  for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

THE HARTFORD MUTUAL FUNDS                                                     57


 ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  [INTERNET     - Visit www.hartfordinvestor.com
  GRAPHIC]      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.
                Note: Because of legal and tax restrictions on withdrawals from employer-sponsored retirement accounts (i.e., SEP,
                     SIMPLE and 403(b) plans), you will not be allowed to
                     enter a redemption request for these types of accounts
                     online.

                TO REDEEM SHARES DIRECTLY TO YOUR BANK ACCOUNT OR AS A CHECK
                  MAILED TO YOUR ADDRESS OF RECORD
                - Select "Redeem Shares" from the "Work with Fund" menu,
                  next to the fund you want to redeem from.
                - Follow the instructions on the Redeem Shares Request pages to complete and submit the request.

                TO REDEEM SHARES AS AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services" under Transaction Policies.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 58                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES IN WRITING


 BY LETTER

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a Medallion signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by check mailed to the address of record and payable to the registered
                  owner(s)

Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.

 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER

OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Medallion signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Medallion signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction from the trustee(s).
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Medallion signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Medallion signature guarantee.
                - New application or W-9 form.
                - Tax waiver if required by state.

THE HARTFORD MUTUAL FUNDS                                                     59

    EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Medallion signature guarantee (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 60                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:
(i) the occurrence of events that that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund, and in particular, Advisers Fund and Stock Fund, uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

THE HARTFORD MUTUAL FUNDS                                                     61

TRANSACTION POLICIES
--------------------------------------------------------------------------------

BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- Name, date of birth, residential address, and social security number.

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Medallion signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemptions are not permitted on accounts whose addresses have changed within the past 30 days. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain of The Hartford Mutual Funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can

 62                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Funds that invest in securities that are traded primarily in markets outside of the United States may include Advisers Fund and Stock Fund. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request is received within the 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions

THE HARTFORD MUTUAL FUNDS                                                     63

TRANSACTION POLICIES
--------------------------------------------------------------------------------

of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of a fund in your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the

 64                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income and capital gains of the funds are normally declared and paid annually. Dividends from the net investment income of the Advisers Fund, Dividend and Growth Fund and Equity Income Fund are declared and paid quarterly. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if

THE HARTFORD MUTUAL FUNDS                                                     65

TRANSACTION POLICIES
--------------------------------------------------------------------------------

you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.

- If you are using AIP to open an account, you must invest a minimum of $50 per month into each fund. Deliver your first investment check ($50 minimum per fund) made payable to "The Hartford Mutual Funds" and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any of The Hartford Mutual Funds. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

 66                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

THE HARTFORD MUTUAL FUNDS                                                     67

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2005, October 31, 2004, October 31, 2003 and October 31, 2002 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information for the periods ended on or before October 31, 2001 has been audited by the funds' former independent registered public accounting firm.

THE HARTFORD ADVISERS FUND -- CLASS A


                                                                         YEARS ENDED:
                                          --------------------------------------------------------------------------
                                          10/31/2005(3)   10/31/2004(3)   10/31/2003(3)   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                  -------------   -------------   -------------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period           $14.57          $14.19          $12.67          $14.38         $17.07
Income from Investment Operations:
Net investment income (loss)                     0.26            0.18            0.19            0.21           0.30
Net realized and unrealized gain (loss)
  on investments                                  0.8            0.38            1.52           (1.69)         (2.04)
                                           ----------      ----------      ----------      ----------     ----------
Total from investment operations                 1.06            0.56            1.71           (1.48)         (1.74)
Less distributions:
  Dividends from net investment income          (0.29)          (0.18)          (0.19)          (0.23)         (0.31)
  Distributions from capital gains               0.00            0.00            0.00            0.00          (0.64)
  Returns of capital                             0.00            0.00            0.00            0.00           0.00
                                           ----------      ----------      ----------      ----------     ----------
Total distributions                             (0.29)          (0.18)          (0.19)          (0.23)         (0.95)
                                           ----------      ----------      ----------      ----------     ----------
Net asset value, end of period                 $15.34          $14.57          $14.19          $12.67         $14.38
                                           ==========      ==========      ==========      ==========     ==========
TOTAL RETURN(1)                                 7.30%         3.93%(5)         13.62%         (10.42%)       (10.67%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)   $1,222,944      $1,539,264      $1,470,569      $1,245,331     $1,088,858
Ratio of expenses to average net assets
  before waivers and reimbursements             1.21%           1.22%           1.40%           1.41%          1.27%
Ratio of expenses to average net assets
  after waivers and reimbursements              1.19%(4)        1.22%(4)        1.39%           1.36%          1.22%
Ratio of net investment income (loss) to
  average net assets                            1.73%           1.23%           1.44%           1.56%          1.99%
Portfolio turnover rate(2)                        66%             42%             46%             44%            37%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.18%, 1.96% and 1.88% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.22%, 1.94% and 1.86% for Classes A, B and C respectively.
(5) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 3.74%, 2.95% and 3.06% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was $0.03, $0.04 and $0.03 for Classes A, B and C, respectively.

 68                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD ADVISERS FUND -- CLASS B


                                                                             YEARS ENDED:
                                              --------------------------------------------------------------------------
                                              10/31/2005(3)   10/31/2004(3)   10/31/2003(3)   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                      -------------   -------------   -------------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period              $14.43          $14.05          $12.54          $14.24         $16.90
Income from Investment Operations:
Net investment income (loss)                        0.14            0.07            0.09            0.11           0.20
Net realized and unrealized gain (loss) on
  investments                                       0.79            0.38            1.51           (1.68)         (2.03)
                                                --------        --------        --------        --------       --------
Total from investment operations                    0.93            0.45            1.60           (1.57)         (1.83)
Less distributions:
  Dividends from net investment income             (0.17)          (0.07)          (0.09)          (0.13)         (0.19)
  Distributions from capital gains                  0.00            0.00            0.00            0.00          (0.64)
  Returns of capital                                0.00            0.00            0.00            0.00           0.00
                                                --------        --------        --------        --------       --------
Total distributions                                (0.17)          (0.07)          (0.09)          (0.13)         (0.83)
                                                --------        --------        --------        --------       --------
Net asset value, end of period                     15.19          $14.43          $14.05          $12.54         $14.24
                                                ========        ========        ========        ========       ========
TOTAL RETURN(1)                                    6.48%           3.21%(5)       12.86%         (11.11%)       (11.27%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $437,462        $550,499        $593,179        $567,953       $622,519
Ratio of expenses to average net assets
  before waivers and reimbursements                1.99%           1.95%           2.13%           2.08%          1.93%
Ratio of expenses to average net assets
  after waivers and reimbursements                 1.98%(4)        1.95%(4)        2.12%           2.08%          1.93%
Ratio of net investment income (loss) to
  average net assets                               0.95%           0.50%           0.72%           0.84%          1.28%
Portfolio turnover rate(2)                           66%             42%             46%             44%            37%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.18%, 1.96% and 1.88% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.22%, 1.94% and 1.86% for Classes A, B and C respectively.
(5) Without the inclusion of the Payment from Affiliate as noted in the Notes to Financial Statements 3.c, the total return would have been 3.74%, 2.95% and 3.06% for classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was $0.03, $0.04 and $0.03 for classes A, B and C, respectively.

THE HARTFORD MUTUAL FUNDS                                                     69

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD ADVISERS FUND -- CLASS C


                                                                         YEARS ENDED:
                                          --------------------------------------------------------------------------
                                          10/31/2005(3)   10/31/2004(3)   10/31/2003(3)   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                  -------------   -------------   -------------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period          $14.56          $14.18          $12.66          $14.37         $17.05
Income from Investment Operations:
Net investment income (loss)                    0.16            0.09            0.11            0.12           0.20
Net realized and unrealized gain (loss)
  on investments                                0.80            0.37            1.52           (1.69)         (2.04)
                                            --------        --------        --------        --------       --------
Total from investment operations                0.96            0.46            1.63           (1.57)         (1.84)
Less distributions:
  Dividends from net investment income         (0.18)          (0.08)          (0.11)          (0.14)         (0.20)
  Distributions from capital gains              0.00            0.00            0.00            0.00          (0.64)
  Returns of capital                            0.00            0.00            0.00            0.00           0.00
                                            --------        --------        --------        --------       --------
Total distributions                            (0.18)          (0.08)          (0.11)          (0.14)         (0.84)
                                            --------        --------        --------        --------       --------
Net asset value, end of period                 15.34          $14.56          $14.18          $12.66         $14.37
                                            ========        ========        ========        ========       ========
TOTAL RETURN(1)                                6.63%           3.27%(5)       12.92%         (10.99%)       (11.26%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)    $253,605        $355,711        $421,814        $422,520       $478,194
Ratio of expenses to average net assets
  before waivers and reimbursements            1.91%           1.86%           2.00%           1.97%          1.93%
Ratio of expenses to average net assets
  after waivers and reimbursements             1.89%(4)        1.86%(4)        2.00%           1.97%          1.93%
Ratio of net investment income (loss) to
  average net assets                           1.06%           0.58%           0.84%           0.95%          1.28%
Portfolio turnover rate(2)                       66%             42%             46%             44%            37%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.18%, 1.96% and 1.88% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.22%, 1.94% and 1.86% for Classes A, B and C respectively.
(5) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 3.74%, 2.95% and 3.06% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was $0.03, $0.04 and $0.03 for Classes A, B and C, respectively.

 70                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DISCIPLINED EQUITY FUND -- CLASS A


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $10.67       $10.08        $8.43        $10.36         $13.63
Income from Investment Operations:
Net investment income (loss)                           0.10         0.03         0.02          0.00           0.00
Net realized and unrealized gain (loss) on
  investments                                          1.09         0.57         1.63         (1.93)         (2.75)
                                                   --------     --------     --------      --------       --------
Total from investment operations                       1.19         0.60         1.65         (1.93)         (2.75)
Less distributions:
  Dividends from net investment income                (0.08)       (0.01)        0.00          0.00           0.00
  Distributions from capital gains                     0.00         0.00         0.00          0.00          (0.52)
  Returns of capital                                   0.00         0.00         0.00          0.00           0.00
                                                   --------     --------     --------      --------       --------
Total distributions                                   (0.08)       (0.01)        0.00          0.00          (0.52)
                                                   --------     --------     --------      --------       --------
Net asset value, end of period                       $11.78       $10.67       $10.08         $8.43         $10.36
                                                   ========     ========     ========      ========       ========
TOTAL RETURN(1)                                      11.19%        5.92%       19.57%       (18.63%)       (20.90%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $209,721     $241,014     $243,842      $230,545       $239,698
Ratio of expenses to average net assets before
  waivers and reimbursements                          1.41%        1.46%        1.56%         1.57%          1.43%
Ratio of expenses to average net assets after
  waivers and reimbursements                          1.40%(4)     1.45%(4)     1.45%         1.45%          1.38%
Ratio of net investment income (loss) to average
  net assets                                          0.81%        0.30%        0.24%        (0.03%)        (0.07%)
Portfolio turnover rate(2)                              61%          62%          76%           89%            80%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.38%, 2.13% and 2.10% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.14% and 2.09% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     71

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DISCIPLINED EQUITY FUND -- CLASS B


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $10.20        $9.70        $8.17         $10.10        $13.40
Income from Investment Operations:
Net investment income (loss)                         (0.02)       (0.05)       (0.04)         (0.11)        (0.05)
Net realized and unrealized gain (loss) on
  investments                                         1.08         0.55         1.57          (1.82)        (2.73)
                                                   -------      -------      -------        -------       -------
Total from investment operations                      1.06         0.50         1.53          (1.93)        (2.78)
Less distributions:
  Dividends from net investment income               (0.01)        0.00         0.00           0.00          0.00
  Distributions from capital gains                    0.00         0.00         0.00           0.00         (0.52)
  Returns of capital                                  0.00         0.00         0.00           0.00          0.00
                                                   -------      -------      -------        -------       -------
Total distributions                                  (0.01)        0.00         0.00           0.00         (0.52)
                                                   -------      -------      -------        -------       -------
Net asset value, end of period                      $11.25       $10.20        $9.70          $8.17        $10.10
                                                   =======      =======      =======        =======       =======
TOTAL RETURN(1)                                     10.35%        5.16%       18.73%        (19.11%)      (21.51%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $39,806      $44,561      $47,888        $43,431       $43,210
Ratio of expenses to average net assets before
  waivers and reimbursements                         2.34%        2.34%        2.30%          2.26%         2.11%
Ratio of expenses to average net assets after
  waivers and reimbursements                         2.15%(4)     2.15%(4)     2.15%          2.15%         2.11%
Ratio of net investment income (loss) to average
  net assets                                         0.06%       (0.41%)      (0.46%)        (1.03%)       (0.80%)
Portfolio turnover rate(2)                             61%          62%          76%            89%           80%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.38%, 2.13% and 2.10% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.14% and 2.09% for Classes A, B and C respectively.

 72                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DISCIPLINED EQUITY FUND -- CLASS C


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $10.22        $9.71        $8.18         $10.11         $13.41
Income from Investment Operations:
Net investment income (loss)                         (0.02)       (0.05)       (0.04)         (0.06)         (0.06)
Net realized and unrealized gain (loss) on
  investments                                         1.07         0.56         1.57          (1.87)         (2.72)
                                                   -------       ------      -------       --------       --------
Total from investment operations                      1.05         0.51         1.53          (1.93)         (2.78)
Less distributions:
  Dividends from net investment income               (0.01)        0.00         0.00           0.00           0.00
  Distributions from capital gains                    0.00         0.00         0.00           0.00          (0.52)
  Returns of capital                                  0.00         0.00         0.00           0.00           0.00
                                                   -------       ------      -------       --------       --------
Total distributions                                  (0.01)        0.00         0.00           0.00          (0.52)
                                                   -------       ------      -------       --------       --------
Net asset value, end of period                      $11.26       $10.22        $9.71          $8.18         $10.11
                                                   =======       ======      =======       ========       ========
TOTAL RETURN(1)                                     10.29%        5.25%(5)    18.70%        (19.09%)       (21.50%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $33,690      $40,965      $46,162        $44,054        $60,409
Ratio of expenses to average net assets before
  waivers and reimbursements                         2.11%        2.10%        2.17%          2.13%          2.09%
Ratio of expenses to average net assets after
  waivers and reimbursements                         2.11%(4)     2.10%(4)     2.15%          2.13%          2.09%
Ratio of net investment income (loss) to average
  net assets                                         0.12%       (0.36%)      (0.46%)        (0.80%)        (0.78%)
Portfolio turnover rate(2)                             61%          62%          76%            89%            80%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.38%, 2.13% and 2.10% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.14% and 2.09% for Classes A, B and C respectively.
(5) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 5.24% for Class C. The net asset value impact of the Payment from Affiliate was less than $0.01 for Class C.

THE HARTFORD MUTUAL FUNDS                                                     73

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DIVIDEND AND GROWTH FUND -- CLASS A


                                                                              YEARS ENDED:
                                                  --------------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003      10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                          ----------   ----------   ----------      -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $17.79       $15.94       $13.58           $15.53         $17.78
Income from Investment Operations:
Net investment income (loss)                           0.23         0.17         0.12             0.12           0.18
Net realized and unrealized gain (loss) on
  investments                                          1.51         1.82         2.37            (1.71)         (1.49)
                                                  ----------   ----------   ----------        --------       --------
Total from investment operations                       1.74         1.99         2.49            (1.59)         (1.31)
Less distributions:
  Dividends from net investment income                (0.24)       (0.14)       (0.13)(4)        (0.12)         (0.17)
  Distributions from capital gains                    (0.19)        0.00         0.00            (0.24)         (0.77)
  Returns of capital                                   0.00         0.00         0.00             0.00           0.00
                                                  ----------   ----------   ----------        --------       --------
Total distributions                                   (0.43)       (0.14)       (0.13)           (0.36)         (0.94)
                                                  ----------   ----------   ----------        --------       --------
Net asset value, end of period                       $19.10       $17.79       $15.94           $13.58         $15.53
                                                  ==========   ==========   ==========        ========       ========
TOTAL RETURN(1)                                       9.87%       12.53%(6)    18.42%          (10.64%)        (7.67%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $2,109,617   $1,838,567   $1,296,982        $808,633       $521,543
Ratio of expenses to average net assets before
  waivers and reimbursements                          1.17%        1.23%        1.41%            1.46%          1.36%
Ratio of expenses to average net assets after
  waivers and reimbursements                          1.17%(5)     1.23%(5)     1.40%            1.40%          1.31%
Ratio of net investment income (loss) to average
  net assets                                          1.25%        0.96%        0.88%            0.78%          1.06%
Portfolio turnover rate(2)                              26%          25%          31%              33%            55%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) This includes a tax return of capital of less than $0.01.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.16%, 2.01% and 1.88% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.22%, 2.03% and 1.89% for Classes A, B and C respectively.
(6) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 12.47% and 11.72% for Classes A and C, respectively. The net asset value impact of the Payment from Affiliate was $0.01 and $0.01 for Classes A and C, respectively.

 74                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DIVIDEND AND GROWTH FUND -- CLASS B


                                                                              YEARS ENDED:
                                                  --------------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003      10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                          ----------   ----------   ----------      -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $17.56       $15.75       $13.43           $15.37         $17.60
Income from Investment Operations:
Net investment income (loss)                           0.08         0.03         0.03             0.02           0.07
Net realized and unrealized gain (loss) on
  investments                                          1.48         1.80         2.32            (1.70)         (1.48)
                                                   --------     --------     --------         --------       --------
Total from investment operations                       1.56         1.83         2.35            (1.68)         (1.41)
Less distributions:
  Dividends from net investment income                (0.09)       (0.02)       (0.03)(4)        (0.02)         (0.05)
  Distributions from capital gains                    (0.19)        0.00         0.00            (0.24)         (0.77)
  Returns of capital                                   0.00         0.00         0.00             0.00           0.00
                                                   --------     --------     --------         --------       --------
Total distributions                                   (0.28)       (0.02)       (0.03)           (0.26)         (0.82)
                                                   --------     --------     --------         --------       --------
Net asset value, end of period                       $18.84       $17.56       $15.75           $13.43         $15.37
                                                   ========     ========     ========         ========       ========
TOTAL RETURN(1)                                       8.92%       11.62%       17.52%          (11.15%)        (8.34%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $343,650     $319,512     $257,856         $185,731       $150,592
Ratio of expenses to average net assets before
  waivers and reimbursements                          2.01%        2.04%        2.14%            2.13%          2.03%
Ratio of expenses to average net assets after
  waivers and reimbursements                          2.01%(5)     2.04%(5)     2.13%            2.10%          2.03%
Ratio of net investment income (loss) to average
  net assets                                          0.41%        0.16%        0.16%            0.08%          0.34%
Portfolio turnover rate(2)                              26%          25%          31%              33%            55%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) This includes a tax return of capital of less than $0.01.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.16%, 2.01% and 1.88% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.22%, 2.03% and 1.89% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     75

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD DIVIDEND AND GROWTH FUND -- CLASS C


                                                                              YEARS ENDED:
                                                  --------------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003      10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                          ----------   ----------   ----------      -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $17.53       $15.72       $13.40           $15.33         $17.57
Income from Investment Operations:
Net investment income (loss)                           0.10         0.06         0.04             0.03           0.08
Net realized and unrealized gain (loss) on
  investments                                          1.48         1.79         2.32            (1.69)         (1.48)
                                                   --------     --------     --------         --------       --------
Total from investment operations                       1.58         1.85         2.36            (1.66)         (1.40)
Less distributions:
  Dividends from net investment income                (0.11)       (0.04)       (0.04)(4)        (0.03)         (0.07)
  Distributions from capital gains                    (0.19)        0.00         0.00            (0.24)         (0.77)
  Returns of capital                                   0.00         0.00         0.00             0.00           0.00
                                                   --------     --------     --------         --------       --------
Total distributions                                   (0.30)       (0.04)       (0.04)           (0.27)         (0.84)
                                                   --------     --------     --------         --------       --------
Net asset value, end of period                       $18.81       $17.53       $15.72           $13.40         $15.33
                                                   ========     ========     ========         ========       ========
TOTAL RETURN(1)                                       9.08%       11.76%(6)    17.67%          (11.08%)        (8.33%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $280,967     $277,706     $230,348         $164,260       $117,108
Ratio of expenses to average net assets before
  waivers and reimbursements                          1.89%        1.90%        2.02%            2.02%          2.03%
Ratio of expenses to average net assets after
  waivers and reimbursements                          1.89%(5)     1.90%(5)     2.02%            2.02%          2.03%
Ratio of net investment income (loss) to average
  net assets                                          0.54%        0.29%        0.27%            0.15%          0.35%
Portfolio turnover rate(2)                              26%          25%          31%              33%            55%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) This includes a tax return of capital of less than $0.01.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.16%, 2.01% and 1.88% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.22%, 2.03% and 1.89% for Classes A, B and C respectively.
(6) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 12.47% and 11.72% for Classes A and C, respectively. The net asset value impact of the Payment from Affiliate was $0.01 and $0.01 for Classes A and C, respectively.

 76                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD EQUITY INCOME FUND -- CLASS A


                                                                     YEAR ENDED:          PERIOD ENDED:
                                                              -------------------------    8/28/2003-
                                                              10/31/2005    10/31/2004    10/31/2003(5)
CLASS A -- PERIOD ENDED:                                      -----------   -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $11.28        $10.37        $10.00
Income from Investment Operations:
Net investment income (loss)                                       0.27          0.21          0.02
Net realized and unrealized gain (loss) on investments             0.82          0.90          0.35
                                                               --------      --------        ------
Total from investment operations                                   1.09          1.11          0.37
Less distributions:
  Dividends from net investment income                            (0.26)        (0.20)         0.00
  Distributions from capital gains                                (0.02)         0.00          0.00
  Returns of capital                                               0.00          0.00          0.00
                                                               --------      --------        ------
Total distributions                                               (0.28)        (0.20)         0.00
                                                               --------      --------        ------
Net asset value, end of period                                   $12.09        $11.28        $10.37
                                                               ========      ========        ======
TOTAL RETURN(3)                                                   9.74%        10.82%         3.70%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $379,604      $211,826       $26,649
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.34%         1.40%         1.53%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  0.51%(6)      0.56%(6)      0.73%(2)
Ratio of net investment income (loss) to average net assets       2.41%         2.26%         1.81%(2)
Portfolio turnover rate(4)                                          23%           22%            1%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 8/28/2003.
(6) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.50%, 1.38% and 1.22% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 0.56%, 1.36% and 1.19% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     77

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD EQUITY INCOME FUND -- CLASS B


                                                                     YEAR ENDED:          PERIOD ENDED:
                                                              -------------------------    8/28/2003-
                                                              10/31/2005    10/31/2004    10/31/2003(5)
CLASS B -- PERIOD ENDED:                                      -----------   -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $11.26        $10.36        $10.00
Income from Investment Operations:
Net investment income (loss)                                       0.17          0.13          0.01
Net realized and unrealized gain (loss) on investments             0.82          0.89          0.35
                                                                -------       -------        ------
Total from investment operations                                   0.99          1.02          0.36
Less distributions:
  Dividends from net investment income                            (0.16)        (0.12)         0.00
  Distributions from capital gains                                (0.02)         0.00          0.00
  Returns of capital                                               0.00          0.00          0.00
                                                                -------       -------        ------
Total distributions                                               (0.18)        (0.12)         0.00
                                                                -------       -------        ------
Net asset value, end of period                                   $12.07        $11.26        $10.36
                                                                =======       =======        ======
TOTAL RETURN(3)                                                   8.84%         9.93%         3.60%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $33,989       $18,438        $2,421
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.18%         2.20%         2.27%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.38%(6)      1.37%(6)      1.47%(2)
Ratio of net investment income (loss) to average net assets       1.53%         1.46%         1.10%(2)
Portfolio turnover rate(4)                                          23%           22%            1%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 8/28/2003.
(6) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.50%, 1.38% and 1.22% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 0.56%, 1.36% and 1.19% for Classes A, B and C respectively.

 78                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD EQUITY INCOME FUND -- CLASS C


                                                                     YEAR ENDED:          PERIOD ENDED:
                                                              -------------------------    8/28/2003-
                                                              10/31/2005    10/31/2004    10/31/2003(5)
CLASS C -- PERIOD ENDED:                                      -----------   -----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $11.27        $10.36        $10.00
Income from Investment Operations:
Net investment income (loss)                                       0.20          0.15          0.01
Net realized and unrealized gain (loss) on investments             0.81          0.89          0.35
                                                                -------       -------        ------
Total from investment operations                                   1.01          1.04          0.36
Less distributions:
  Dividends from net investment income                            (0.18)        (0.13)         0.00
  Distributions from capital gains                                (0.02)         0.00          0.00
  Returns of capital                                               0.00          0.00          0.00
                                                                -------       -------        ------
Total distributions                                               (0.20)        (0.13)         0.00
                                                                -------       -------        ------
Net asset value, end of period                                   $12.08        $11.27        $10.36
                                                                =======       =======        ======
TOTAL RETURN(3)                                                   9.00%        10.12%         3.60%(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                        $53,435       $44,043        $7,639
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.03%         2.02%         2.15%(2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.23%(6)      1.19%(6)      1.35%(2)
Ratio of net investment income (loss) to average net assets       1.70%         1.64%         1.23%(2)
Portfolio turnover rate(4)                                          23%           22%            1%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The fund commenced operations on 8/28/2003.
(6) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 0.50%, 1.38% and 1.22% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 0.56%, 1.36% and 1.19% for Classes A, B and C respectively

THE HARTFORD MUTUAL FUNDS                                                     79

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD FOCUS FUND -- CLASS A


                                                                    YEARS ENDED:                       PERIOD ENDED:
                                                ----------------------------------------------------    5/24/2001-
                                                10/31/2005   10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS A -- PERIOD ENDED:                        ----------   ----------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $9.14        $8.94        $7.32          $8.82          $10.00
Income from investment operations:
Net investment income (loss)                        0.08        (0.02)       (0.02)         (0.05)          (0.01)
Net realized and unrealized gain (loss) on
  investments                                       1.04         0.22         1.64          (1.45)          (1.17)
                                                 -------      -------      -------        -------         -------
Total from investment operations                    1.12         0.20         1.62          (1.50)          (1.18)
Less distributions:
  Dividends from net investment income              0.00         0.00         0.00           0.00            0.00
  Distributions from capital gains                  0.00         0.00         0.00           0.00            0.00
  Returns of capital                                0.00         0.00         0.00           0.00            0.00
                                                 -------      -------      -------        -------         -------
Total distributions                                 0.00         0.00         0.00           0.00            0.00
                                                 -------      -------      -------        -------         -------
Net asset value, end of period                    $10.26        $9.14        $8.94          $7.32           $8.82
                                                 =======      =======      =======        =======         =======
TOTAL RETURN(2)                                   12.31%        2.24%(8)    22.13%        (17.01%)        (11.80%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $50,067      $67,212      $70,002        $66,432         $66,970
Ratio of expenses to average net assets before
  waivers and reimbursements                       1.65%        1.62%        1.76%          1.76%           1.68% (4)
Ratio of expenses to average net assets after
  waivers and reimbursements                       1.60%(7)     1.62%(7)     1.65%          1.65%           1.63% (4)
Ratio of net investment income (loss) to
  average net assets                               0.68%       (0.25%)      (0.29%)        (0.53%)         (0.18%)(4)
Portfolio turnover rate(3)                          112%         104%         138%           215%            109%

(1) The fund became effective and open for investment on 5/24/2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.57%, 2.32% and 2.32% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.59%, 2.32% and 2.25% for Classes A, B and C respectively.
(8) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 2.21%, 1.48% and 1.53% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.

 80                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD FOCUS FUND -- CLASS B


                                                                    YEARS ENDED:                       PERIOD ENDED:
                                                ----------------------------------------------------    5/24/2001-
                                                10/31/2005   10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                        ----------   ----------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $8.92        $8.79        $7.25          $8.79          $10.00
Income from investment operations:
Net investment income (loss)                       (0.01)       (0.10)       (0.08)         (0.12)          (0.03)
Net realized and unrealized gain (loss) on
  investments                                       1.03         0.23         1.62          (1.42)          (1.18)
                                                 -------       ------      -------        -------        --------
Total from investment operations                    1.02         0.13         1.54          (1.54)          (1.21)
Less distributions:
  Dividends from net investment income              0.00         0.00         0.00           0.00            0.00
  Distributions from capital gains                  0.00         0.00         0.00           0.00            0.00
  Returns of capital                                0.00         0.00         0.00           0.00            0.00
                                                 -------       ------      -------        -------        --------
Total distributions                                 0.00         0.00         0.00           0.00            0.00
                                                 -------       ------      -------        -------        --------
Net asset value, end of period                     $9.94        $8.92        $8.79          $7.25           $8.79
                                                 =======       ======      =======        =======        ========
TOTAL RETURN(2)                                   11.44%        1.48%(8)    21.24%        (17.52%)        (12.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $15,156      $18,610      $21,058        $18,862         $18,524
Ratio of expenses to average net assets before
  waivers and reimbursements                       2.45%        2.36%        2.49%          2.43%           2.35% (4)
Ratio of expenses to average net assets after
  waivers and reimbursements                       2.35%(7)     2.35%(7)     2.35%          2.35%           2.35% (4)
Ratio of net investment income (loss) to
  average net assets                              (0.09%)      (0.98%)      (1.00%)        (1.23%)         (0.89%)(4)
Portfolio turnover rate(3)                          112%         104%         138%           215%            109%

(1) The fund became effective and open for investment on 5/24/2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.57%, 2.32% and 2.32% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.59%, 2.32% and 2.25% for Classes A, B and C respectively.
(8) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total returns would have been 2.21%, 1.48% and 1.53% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.

THE HARTFORD MUTUAL FUNDS                                                     81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD FOCUS FUND -- CLASS C


                                                                    YEARS ENDED:                       PERIOD ENDED:
                                                ----------------------------------------------------    5/24/2001-
                                                10/31/2005   10/31/2004   10/31/2003   10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                        ----------   ----------   ----------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $8.92         $8.78       $7.24          $8.79          $10.00
Income from investment operations:
Net investment income (loss)                       (0.01)        (0.09)      (0.08)         (0.12)          (0.04)
Net realized and unrealized gain (loss) on
  investments                                       1.03          0.23        1.62          (1.43)          (1.17)
                                                 -------      --------     -------        -------        --------
Total from investment operations                    1.02          0.14        1.54          (1.55)          (1.21)
Less distributions:
  Dividends from net investment income              0.00          0.00        0.00           0.00            0.00
  Distributions from capital gains                  0.00          0.00        0.00           0.00            0.00
  Returns of capital                                0.00          0.00        0.00           0.00            0.00
                                                 -------      --------     -------        -------        --------
Total distributions                                 0.00          0.00        0.00           0.00            0.00
                                                 -------      --------     -------        -------        --------
Net asset value, end of period                     $9.94         $8.92       $8.78          $7.24           $8.79
                                                 =======      ========     =======        =======        ========
TOTAL RETURN(2)                                   11.44%         1.59%(8)   21.27%        (17.63%)        (12.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $16,737       $23,901     $27,158        $25,847         $24,142
Ratio of expenses to average net assets before
  waivers and reimbursements                       2.36%         2.28%       2.36%          2.34%           2.35% (4)
Ratio of expenses to average net assets after
  waivers and reimbursements                       2.35%(7)      2.28%(7)    2.35%          2.34%           2.35% (4)
Ratio of net investment income (loss) to
  average net assets                              (0.05%)       (0.91%)     (0.99%)        (1.22%)         (0.89%)(4)
Portfolio turnover rate(3)                          112%          104%        138%           215%            109%

(1) The fund became effective and open for investment on 5/24/2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.57%, 2.32% and 2.32% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.59%, 2.32% and 2.25% for Classes A, B and C respectively.
(8) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 2.21%, 1.48% and 1.53% for Classes A, B and C, respectively. The net asset value impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.

 82                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH FUND -- CLASS A


                                                                          YEARS ENDED:               PERIOD ENDED:
                                                              ------------------------------------    2/19/2002-
                                                              10/31/2005   10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $16.19       $15.19      $11.90         $14.57
Income from Investment Operations:
Net investment income (loss)                                      (0.04)       (0.08)      (0.03)         (0.02)
Net realized and unrealized gain (loss) on investments             1.17         1.08        3.32          (2.65)
                                                               --------     --------     -------        -------
Total from investment operations                                   1.13         1.00        3.29          (2.67)
Less distributions:
  Dividends from net investment income                             0.00         0.00        0.00           0.00
  Distributions from capital gains                                 0.00         0.00        0.00           0.00
  Returns of capital                                               0.00         0.00        0.00           0.00
                                                               --------     --------     -------        -------
Total distributions                                                0.00         0.00        0.00           0.00
                                                               --------     --------     -------        -------
Net asset value, end of period                                   $17.32       $16.19      $15.19         $11.90
                                                               ========     ========     =======        =======
TOTAL RETURN(3)                                                   6.98%        6.58%      27.65%        (18.33%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $635,057     $384,160     $72,186         $5,970
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.40%        1.55%       1.52%          1.65% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.33%(5)     1.45%(5)    1.45%          1.45% (2)
Ratio of net investment income (loss) to average net assets      (0.30%)      (0.84%)     (0.65%)        (0.44%)(2)
Portfolio turnover rate(4)                                          77%          66%        129%           107%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.31%, 2.13% and 2.03% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.43%, 2.13% and 2.05% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     83

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH FUND -- CLASS B


                                                                          YEARS ENDED:               PERIOD ENDED:
                                                              ------------------------------------    2/19/2002-
                                                              10/31/2005   10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $14.49       $13.70       $10.80         $13.28
Income from Investment Operations:
Net investment income (loss)                                     (0.15)       (0.15)       (0.07)         (0.04)
Net realized and unrealized gain (loss) on investments            1.04         0.94         2.97          (2.44)
                                                               -------      -------      -------        -------
Total from investment operations                                  0.89         0.79         2.90          (2.48)
Less distributions:
  Dividends from net investment income                            0.00         0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00         0.00           0.00
  Returns of capital                                              0.00         0.00         0.00           0.00
                                                               -------      -------      -------        -------
Total distributions                                               0.00         0.00         0.00           0.00
                                                               -------      -------      -------        -------
Net asset value, end of period                                  $15.38       $14.49       $13.70         $10.80
                                                               =======      =======      =======        =======
TOTAL RETURN(3)                                                  6.14%        5.77%       26.85%        (18.67%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $46,251      $32,440      $11,552         $1,698
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.27%        2.33%        2.26%          2.32% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%(5)     2.12%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.09%)      (1.54%)      (1.35%)        (1.10%)(2)
Portfolio turnover rate(4)                                         77%          66%         129%           107%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.31%, 2.13% and 2.03% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.43%, 2.13% and 2.05% for Classes A, B and C respectively.

 84                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH FUND -- CLASS C


                                                                          YEARS ENDED:               PERIOD ENDED:
                                                              ------------------------------------    2/19/2002-
                                                              10/31/2005   10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $14.50       $13.70       $10.80         $13.28
Income from Investment Operations:
Net investment income (loss)                                     (0.13)       (0.12)       (0.07)         (0.04)
Net realized and unrealized gain (loss) on investments            1.03         0.92         2.97          (2.44)
                                                               -------      -------      -------       --------
Total from investment operations                                  0.90         0.80         2.90          (2.48)
Less distributions:
  Dividends from net investment income                            0.00         0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00         0.00           0.00
  Returns of capital                                              0.00         0.00         0.00           0.00
                                                               -------      -------      -------       --------
Total distributions                                               0.00         0.00         0.00           0.00
                                                               -------      -------      -------       --------
Net asset value, end of period                                  $15.40       $14.50       $13.70         $10.80
                                                               =======      =======      =======       ========
TOTAL RETURN(3)                                                  6.21%        5.84%       26.85%        (18.68%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $82,481      $47,575      $11,896         $1,480
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.05%        2.07%        2.15%          2.18% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.05%(5)     2.07%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.01%)      (1.45%)      (1.36%)        (1.13%)(2)
Portfolio turnover rate(4)                                         77%          66%         129%           107%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.31%, 2.13% and 2.03% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.43%, 2.13% and 2.05% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD STOCK FUND -- CLASS A


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $16.76       $16.21       $13.73        $16.89          $23.40
Income from Investment Operations:
Net investment income (loss)                           0.16         0.03         0.04        0.00(5)           0.02
Net realized and unrealized gain (loss) on
  investments                                          1.57         0.52         2.44         (3.16)          (5.45)
                                                   --------     --------     --------      --------      ----------
Total from investment operations                       1.73         0.55         2.48         (3.16)          (5.43)
Less distributions:
  Dividends from net investment income                (0.10)        0.00         0.00          0.00            0.00
  Distributions from capital gains                     0.00         0.00         0.00          0.00           (1.08)
  Returns of capital                                   0.00         0.00         0.00          0.00            0.00
                                                   --------     --------     --------      --------      ----------
Total distributions                                   (0.10)        0.00         0.00          0.00           (1.08)
                                                   --------     --------     --------      --------      ----------
Net asset value, end of period                       $18.39       $16.76       $16.21        $13.73          $16.89
                                                   ========     ========     ========      ========      ==========
TOTAL RETURN(1)                                      10.36%        3.39%       18.06%       (18.71%)        (24.28%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $727,492     $952,606     $976,663      $880,371      $1,031,549
Ratio of expenses to average net assets before
  waivers and reimbursements                          1.42%        1.42%        1.47%         1.47%           1.33%
Ratio of expenses to average net assets after
  waivers and reimbursements                          1.33%(4)     1.42%(4)     1.45%         1.42%           1.28%
Ratio of net investment income (loss) to average
  net assets                                          0.89%        0.18%        0.26%        (0.01%)          0.05%
Portfolio turnover rate(2)                              62%          29%          37%           48%             38%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.31%, 2.21% and 2.07% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.42%, 2.18% and 2.03% for Classes A, B and C respectively.
(5) Net Investment Income (Loss) is less than a penny a share.

 86                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD STOCK FUND -- CLASS B


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $15.76       $15.35       $13.10        $16.24         $22.69
Income from Investment Operations:
Net investment income (loss)                         0.00(5)       (0.10)       (0.07)        (0.12)         (0.09)
Net realized and unrealized gain (loss) on
  investments                                          1.47         0.51         2.32         (3.02)         (5.28)
                                                   --------     --------     --------      --------       --------
Total from investment operations                       1.47         0.41         2.25         (3.14)         (5.37)
Less distributions:
  Dividends from net investment income                 0.00         0.00         0.00          0.00           0.00
  Distributions from capital gains                     0.00         0.00         0.00          0.00          (1.08)
  Returns of capital                                   0.00         0.00         0.00          0.00           0.00
                                                   --------     --------     --------      --------       --------
Total distributions                                    0.00         0.00         0.00          0.00          (1.08)
                                                   --------     --------     --------      --------       --------
Net asset value, end of period                       $17.23       $15.76       $15.35        $13.10         $16.24
                                                   ========     ========     ========      ========       ========
TOTAL RETURN(1)                                       9.33%        2.67%       17.18%       (19.34%)       (24.80%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $278,445     $343,148     $376,437      $351,382       $470,035
Ratio of expenses to average net assets before
  waivers and reimbursements                          2.23%        2.18%        2.20%         2.15%          2.00%
Ratio of expenses to average net assets after
  waivers and reimbursements                          2.23%(4)     2.18%(4)     2.18%         2.15%          2.00%
Ratio of net investment income (loss) to average
  net assets                                         (0.02%)      (0.59%)      (0.47%)       (0.74%)        (0.67%)
Portfolio turnover rate(2)                              62%          29%          37%           48%            38%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.31%, 2.21% and 2.07% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.42%, 2.18% and 2.03% for Classes A, B and C respectively.
(5) Net Investment Income (Loss) is less than a penny a share.

THE HARTFORD MUTUAL FUNDS                                                     87

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD STOCK FUND -- CLASS C


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $15.84       $15.41       $13.13        $16.23         $22.68
Income from Investment Operations:
Net investment income (loss)                           0.04        (0.08)       (0.05)        (0.08)         (0.08)
Net realized and unrealized gain (loss) on
  investments                                          1.47         0.51         2.33         (3.02)         (5.29)
                                                   --------     --------     --------      --------       --------
Total from investment operations                       1.51         0.43         2.28         (3.10)         (5.37)
Less distributions:
  Dividends from net investment income                 0.00         0.00         0.00          0.00           0.00
  Distributions from capital gains                     0.00         0.00         0.00          0.00          (1.08)
  Returns of capital                                   0.00         0.00         0.00          0.00           0.00
                                                   --------     --------     --------      --------       --------
Total distributions                                    0.00         0.00         0.00          0.00          (1.08)
                                                   --------     --------     --------      --------       --------
Net asset value, end of period                       $17.35       $15.84       $15.41        $13.13         $16.23
                                                   ========     ========     ========      ========       ========
TOTAL RETURN(1)                                       9.53%        2.79%       17.36%       (19.10%)       (24.81%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $182,587     $256,271     $311,874      $313,173       $430,238
Ratio of expenses to average net assets before
  waivers and reimbursements                          2.09%        2.03%        2.07%         2.03%          1.99%
Ratio of expenses to average net assets after
  waivers and reimbursements                          2.09%(4)     2.03%(4)     2.07%         2.03%          1.99%
Ratio of net investment income (loss) to average
  net assets                                          0.17%       (0.44%)      (0.36%)       (0.62%)        (0.66%)
Portfolio turnover rate(2)                              62%          29%          37%           48%            38%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.31%, 2.21% and 2.07% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.42%, 2.18% and 2.03% for Classes A, B and C respectively.

 88                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE FUND -- CLASS A


                                                                 YEARS ENDED:                          PERIOD ENDED:
                                          ----------------------------------------------------------    4/30/2001-
                                          10/31/2005   10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS A -- PERIOD ENDED:                  ----------   -------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period         $9.71          $8.92           $7.59           $9.02          $10.00
Income from investment operations:
Net investment income (loss)                  0.08           0.07            0.08            0.05            0.01
Net realized and unrealized gain (loss)
  on investments                              1.04           0.79            1.31           (1.43)          (0.99)
                                           -------        -------         -------         -------         -------
Total from investment operations              1.12           0.86            1.39           (1.38)          (0.98)
Less distributions:
  Dividends from net investment income       (0.04)         (0.07)          (0.06)           0.00            0.00
  Distributions from capital gains            0.00           0.00            0.00           (0.05)           0.00
  Returns of capital                          0.00           0.00            0.00            0.00            0.00
                                           -------        -------         -------         -------         -------
Total distributions                          (0.04)         (0.07)          (0.06)          (0.05)           0.00
                                           -------        -------         -------         -------         -------
Net asset value, end of period              $10.79          $9.71           $8.92           $7.59           $9.02
                                           =======        =======         =======         =======         =======
TOTAL RETURN(2)                             11.50%          9.70%          18.43%         (15.42%)         (9.80%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)   $63,417        $56,845         $42,101         $30,010         $13,728
Ratio of expenses to average net assets
  before waivers and reimbursements          1.41%          1.46%           1.57%           1.63%           1.66% (4)
Ratio of expenses to average net assets
  after waivers and reimbursements           1.40%(7)       1.45%(7)        1.45%           1.45%           1.45% (4)
Ratio of net investment income (loss) to
  average net assets                         0.76%          0.76%           1.02%           0.69%           0.53% (4)
Portfolio turnover rate(3)                     29%            34%             35%             35%             12%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.39%, 2.14% and 2.14% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.14% and 2.14% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     89

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE FUND -- CLASS B


                                                                 YEARS ENDED:                          PERIOD ENDED:
                                          ----------------------------------------------------------    4/30/2001-
                                          10/31/2005   10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                  ----------   -------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period         $9.60         $8.83           $7.51            $8.99          $10.00
Income from Investment Operations:
Net investment income (loss)                  0.00(8)       0.01            0.03            (0.02)           0.00 (8)
Net realized and unrealized gain (loss)
  on investments                              1.02          0.78            1.29            (1.41)          (1.01)
                                           -------        ------          ------          -------         -------
Total from investment operations              1.02          0.79            1.32            (1.43)          (1.01)
Less distributions:
  Dividends from net investment income        0.00         (0.02)           0.00             0.00            0.00
  Distributions from capital gains            0.00          0.00            0.00            (0.05)           0.00
  Returns of capital                          0.00          0.00            0.00             0.00            0.00
                                           -------        ------          ------          -------         -------
Total distributions                           0.00         (0.02)           0.00            (0.05)           0.00
                                           -------        ------          ------          -------         -------
Net asset value, end of period              $10.62         $9.60           $8.83            $7.51           $8.99
                                           =======        ======          ======          =======         =======
TOTAL RETURN(2)                             10.62%         8.91%          17.58%          (16.03%)        (10.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)   $10,091        $8,948          $7,305           $5,222          $2,029
Ratio of expenses to average net assets
  before waivers and reimbursements          2.34%         2.36%           2.30%            2.31%           2.36% (4)
Ratio of expenses to average net assets
  after waivers and reimbursements           2.15%(7)      2.15%(7)        2.15%            2.15%           2.15% (4)
Ratio of net investment income (loss) to
  average net assets                         0.01%         0.06%           0.32%           (0.02%)         (0.17%)(4)
Portfolio turnover rate(3)                     29%           34%             35%              35%             12%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.39%, 2.14% and 2.14% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.14% and 2.14% for Classes A, B and C respectively.
(8) Net Investment Income (Loss) is less than a penny a share.

 90                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE FUND -- CLASS C


                                                                 YEARS ENDED:                          PERIOD ENDED:
                                          ----------------------------------------------------------    4/30/2001-
                                          10/31/2005   10/31/2004(6)   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                  ----------   -------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period         $9.60          $8.83           $7.51           $8.99          $10.00
Income from Investment Operations:
Net investment income (loss)                  0.00(8)        0.01            0.03           (0.02)           0.00 (8)
Net realized and unrealized gain (loss)
  on investments                              1.02           0.78            1.29           (1.41)          (1.01)
                                           -------        -------         -------         -------         -------
Total from investment operations              1.02           0.79            1.32           (1.43)          (1.01)
Less distributions:
  Dividends from net investment income        0.00          (0.02)           0.00            0.00            0.00
  Distributions from capital gains            0.00           0.00            0.00           (0.05)           0.00
  Returns of capital                          0.00           0.00            0.00            0.00            0.00
                                           -------        -------         -------         -------         -------
Total distributions                           0.00          (0.02)           0.00           (0.05)           0.00
                                           -------        -------         -------         -------         -------
Net asset value, end of period              $10.62          $9.60           $8.83           $7.51           $8.99
                                           =======        =======         =======         =======         =======
TOTAL RETURN(2)                             10.62%          8.91%          17.58%         (16.03%)        (10.10%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)   $10,238        $10,838         $10,231          $9,110          $4,769
Ratio of expenses to average net assets
  before waivers and reimbursements          2.19%          2.17%           2.18%           2.21%           2.34% (4)
Ratio of expenses to average net assets
  after waivers and reimbursements           2.15%(7)       2.15%(7)        2.15%           2.15%           2.15% (4)
Ratio of net investment income (loss) to
  average net assets                         0.02%          0.06%           0.32%          (0.04%)         (0.17%)(4)
Portfolio turnover rate(3)                     29%            34%             35%             35%             12%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.39%, 2.14% and 2.14% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.14% and 2.14% for Classes A, B and C respectively.
(8) Net Investment Income (Loss) is less than a penny a share.

THE HARTFORD MUTUAL FUNDS                                                     91

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")
          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures. We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

 92                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.
As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

THE HARTFORD MUTUAL FUNDS                                                     93

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 94                                                    THE HARTFORD MUTUAL FUNDS

                                              FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

NAME                                           CLASS SHARES    FUND CODE    CUSIP NUMBER    SYMBOL
----                                           ------------    ---------    ------------    ------
   The Hartford Advisers Fund                       A             210        416645810      ITTAX
   The Hartford Advisers Fund                       B             211        416645794      IHABX
   The Hartford Advisers Fund                       C             212        416645588      HAFCX
   The Hartford Disciplined Equity Fund             A             215        416645679      HAIAX
   The Hartford Disciplined Equity Fund             B             220        416645661      HGIBX
   The Hartford Disciplined Equity Fund             C             243        416645547      HGICX
   The Hartford Dividend and Growth Fund            A             223        416645844      IHGIX
   The Hartford Dividend and Growth Fund            B             224        416645836      ITDGX
   The Hartford Dividend and Growth Fund            C             248        416645596      HDGCX
   The Hartford Equity Income Fund                  A            1658        416648889      HQIAX
   The Hartford Equity Income Fund                  B            1659        416648871      HQIBX
   The Hartford Equity Income Fund                  C            1660        416648863      HQICX
   The Hartford Focus Fund                          A            1269        416645224      HFFAX
   The Hartford Focus Fund                          B            1270        416645216      HFFBX
   The Hartford Focus Fund                          C            1271        416645190      HFFCX
   The Hartford Growth Fund                         A            1228        416529691      HGWAX
   The Hartford Growth Fund                         B            1229        416529683      HGWBX
   The Hartford Growth Fund                         C            1230        416529675      HGWCX
   The Hartford Stock Fund                          A             221        416645877      IHSTX
   The Hartford Stock Fund                          B             972        416645869      ITSBX
   The Hartford Stock Fund                          C             242        416645612      HSFCX
   The Hartford Value Fund                          A            1285        416646404      HVFAX
   The Hartford Value Fund                          B            1286        416646503      HVFBX
   The Hartford Value Fund                          C            1287        416646602      HVFCX

THE HARTFORD MUTUAL FUNDS                                                     95

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.
A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.


SEC FILE NUMBERS:
The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

                                          CLASS A, CLASS B AND CLASS C SHARES

                                          PROSPECTUS
                                          MARCH 1, 2006
                             (AS SUPPLEMENTED MARCH 10, 2006)

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND          THE HARTFORD SMALL CAP, MID CAP AND
EXCHANGE COMMISSION HAS NOT APPROVED OR               MULTI CAP FUNDS
DISAPPROVED THESE SECURITIES OR PASSED UPON THE
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION       THE HARTFORD CAPITAL APPRECIATION FUND
TO THE CONTRARY IS A CRIMINAL OFFENSE.                THE HARTFORD CAPITAL APPRECIATION II FUND
                                                      THE HARTFORD GROWTH OPPORTUNITIES FUND
                                                      THE HARTFORD MIDCAP FUND
                                                      THE HARTFORD MIDCAP VALUE FUND
                                                      THE HARTFORD SMALL COMPANY FUND
                                                      THE HARTFORD SMALLCAP GROWTH FUND
                                                      THE HARTFORD VALUE OPPORTUNITIES FUND

                             THE HARTFORD MUTUAL FUNDS
                             P.O. BOX 64387
                             ST. PAUL, MN 55164-0387

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS
--------------------------------------------------------------------------------

Introduction                              Introduction                                                           2

A summary of each fund's                  The Hartford Capital Appreciation Fund                                 3
goals, principal strategies,              The Hartford Capital Appreciation II Fund                              7
main risks, performance                   The Hartford Growth Opportunities Fund                                10
and expenses                              The Hartford MidCap Fund                                              14
                                          The Hartford MidCap Value Fund                                        18
                                          The Hartford Small Company Fund                                       22
                                          The Hartford SmallCap Growth Fund                                     26
                                          The Hartford Value Opportunities Fund                                 30

Description of other                      Investment strategies and investment matters                          34
investment strategies and                 Terms used in this prospectus                                         37
investment risks

Investment manager and                    Management of the funds                                               39
management fee information

Information on your                       About your account                                                    44
account                                   Choosing a share class                                                44
                                          How sales charges are calculated                                      46
                                          Sales charge reductions and waivers                                   47
                                          Opening an account                                                    51
                                          Buying shares                                                         53
                                          Selling shares                                                        55
                                          Transaction policies                                                  59
                                          Dividends and account policies                                        63
                                          Additional investor services                                          64

Further information on                    Financial highlights                                                  66
the funds                                 Privacy policy                                                        90
                                          Fund code, CUSIP number and symbol                                    93
                                          For more information                                          back cover

THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class. In addition, Growth Opportunities Fund, SmallCap Growth Fund and Value Opportunities Fund offer Class L, Class M, Class N, Class H and Class Z shares, as applicable, pursuant to another prospectus describing those classes.

Each fund is a diversified fund.

Growth Opportunities Fund, SmallCap Growth Fund and Value Opportunities Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of each of the funds is provided by an investment sub-adviser, Wellington Management Company, LLP ("Wellington Management"). Information regarding HIFSCO and Wellington Management is included under the section entitled "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

 2                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Capital Appreciation Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its total assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its total assets in securities of foreign issuers and non-dollar securities, including emerging market securities. Due to its current size, the fund will generally not invest in securities of issuers with market capitalizations less than $2 billion.

Through fundamental analysis, Wellington Management identifies companies that it believes have substantial near-term capital appreciation potential regardless of company size or industry. This strategy is sometimes referred to as a "stock picking" approach. Companies are selected primarily on the basis of dynamic earnings growth potential and/or the expectation of a significant event that Wellington Management believes will trigger an increase in the stock price.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

THE HARTFORD MUTUAL FUNDS                                                      3

                                          THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 75%
  50
  25
               55.11%   3.26%    66.76%   8.35%                      40.40%   17.93%   15.10%
   0
 -25
                                                   -6.74%  -22.86%

                1997     1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 36.81% (4th quarter, 1999) and the lowest quarterly return was -21.94% (3rd quarter, 1998).
--------------------------------------------------------------------------------

 4                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                    LIFE OF FUND
                                               1 YEAR   5 YEARS   (SINCE 07/22/96)
   Class A Return Before Taxes                  8.76%    5.32%         18.98%
   Class A Return After Taxes on
   Distributions                                7.15%    4.99%         17.30%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares        7.43%    4.53%         16.17%
   Class B Return Before Taxes                  9.24%    5.42%         18.84%
   Class C Return Before Taxes(1)              13.30%    5.82%         18.90%
   S&P 500 Index (reflects no deduction for
   fees, expenses or taxes)                     4.91%    0.55%          9.06%(2)
   Russell 3000 Index (reflects no deduction
   for fees, expenses or taxes)                 6.12%    1.58%          9.32%(2)

INDICES: The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index.

The fund has changed its benchmark from the S&P 500 Index to the Russell 3000 Index because the fund's investment manager believes that the Russell 3000 Index is better suited to the investment strategy of the fund.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2005.

THE HARTFORD MUTUAL FUNDS                                                      5

                                          THE HARTFORD CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A      CLASS B      CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%         None         None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%        1.00%
   Exchange fees                                 None         None         None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.66%        0.66%        0.66%
   Distribution and service (12b-1) fees        0.25%(2)     1.00%        1.00%
   Other expenses(3)                            0.35%        0.37%        0.28%
   Total annual operating expenses(3)           1.26%(2)(4)  2.03%        1.94%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.29%. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  671     $  706     $  297
   Year 3                                      $  928     $  937     $  609
   Year 5                                      $1,204     $1,293     $1,047
   Year 10                                     $1,989     $2,158     $2,264

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  671     $  206     $  197
   Year 3                                      $  928     $  637     $  609
   Year 5                                      $1,204     $1,093     $1,047
   Year 10                                     $1,989     $2,158     $2,264

 6                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD CAPITAL APPRECIATION II FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Capital Appreciation II Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. The fund normally invests at least 65% of its assets in common stocks of small, medium and large companies. The fund may invest up to 35% of its assets in equity securities of foreign issuers and non-dollar securities, including emerging market securities.

The fund employs a multiple portfolio manager structure and is organized into several 'sleeves', each of which is managed according to a specific approach. The fund is organized as follows:

Growth Opportunities  Generally 25% -- 35% of the total portfolio

The Growth Opportunities strategy seeks short-and long-term capital appreciation by investing primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential.

Value Opportunities  Generally 25% -- 35% of the total portfolio

The Value Opportunities strategy seeks short- and long-term capital appreciation by investing primarily in common stocks covering a broad range of industries and market capitalizations. The strategy emphasizes securities that Wellington Management believes are undervalued and have the potential for appreciation.

Global Equities  Generally 15% -- 25% of the total portfolio

The Global Equities strategy invests in companies around the globe that have been identified as possessing sustainable franchises that allow them to earn excess returns through various economic cycles. The strategy emphasizes in-depth company research and valuation disciplines while utilizing analysis of long-term trends to identify favorable sectors.

Capital Appreciation  5% -- 15% of the total portfolio

The Capital Appreciation strategy seeks growth of capital by identifying companies that have substantial near-term capital appreciation potential regardless of company size or industry.

Special Situations  5% -- 15% of the total portfolio

The Special Situations approach combines bottom-up fundamental research and security selection with top-down sector weightings and industry analysis. Assets may be concentrated in specific industries, sectors, regions, and countries.

The percentage of the fund invested in each of these sleeves may change without approval of the shareholders of the fund.

In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial

THE HARTFORD MUTUAL FUNDS                                                      7

                                       THE HARTFORD CAPITAL APPRECIATION II FUND
--------------------------------------------------------------------------------

information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 8                                                     THE HARTFORD MUTUAL FUNDS

                                       THE HARTFORD CAPITAL APPRECIATION II FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              1.00%      1.00%      1.00%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.74%      0.97%      0.82%
   Total annual operating expenses(3)(4)        1.99%(2)   2.97%      2.82%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35%, and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  741     $  800     $  385
   Year 3                                      $1,140     $1,218     $  874
   Year 5                                      $1,564     $1,762     $1,489
   Year 10                                     $2,739     $3,055     $3,147

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  741     $  300     $  285
   Year 3                                      $1,140     $  918     $  874
   Year 5                                      $1,564     $1,562     $1,489
   Year 10                                     $2,739     $3,055     $3,147

THE HARTFORD MUTUAL FUNDS                                                      9

THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify high quality growth companies for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 10                                                    THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund's Class L, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 60%
  45
  30
  15
               17.18%   13.74%   18.97%   53.67%   3.47%                      43.61%   16.13%   15.63%
   0
 -15
                                                           -24.11%  -28.44%
 -30

                1996     1997     1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 43.93% (4th quarter, 1999) and the lowest quarterly return was -23.93% (1st Quarter, 2001).
--------------------------------------------------------------------------------

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.

THE HARTFORD MUTUAL FUNDS                                                     11

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                    9.28%   -0.21%     9.57%
   Class A Return After Taxes on Distributions(1)    8.11%   -0.48%     7.07%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                            7.48%   -0.22%     7.22%
   Class B Return Before Taxes(1)                    9.75%   -0.13%     9.40%
   Class C Return Before Taxes(1)                   13.70%    0.23%     9.40%
   Russell 3000 Growth Index (reflects no
   deduction for fees, expenses or taxes)            5.17%   -3.16%     6.48%

INDEX: The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

 12                                                    THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                         5.50%     None        None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                   None(1) 5.00%       1.00%
   Exchange fees                                  None     None        None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                               0.76%    0.76%       0.76%
   Distribution and service (12b-1) fees         0.25%(2) 1.00%       1.00%
   Other expenses(3)                             0.53%    0.63%       0.37%
   Total annual operating expenses(3) (4)        1.54%(2) 2.39%       2.13%

(1) A contingent deferred sales charge of 1.00% may apply only on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.36%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  698     $  742     $  316
   Year 3                                      $1,010     $1,045     $  667
   Year 5                                      $1,343     $1,475     $1,144
   Year 10                                     $2,284     $2,512     $2,462

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  698     $  242     $  216
   Year 3                                      $1,010     $  745     $  667
   Year 5                                      $1,343     $1,275     $1,144
   Year 10                                     $2,284     $2,512     $2,462

THE HARTFORD MUTUAL FUNDS                                                     13

THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

AS OF AUGUST 16, 2004, THE FUND NO LONGER OFFERS CLASS A, B AND C SHARES EXCEPT AS FOLLOWS. THE FUND WILL CONTINUE TO OFFER AND SELL SHARES TO INVESTORS WHO PARTICIPATE IN WRAP-FEE OR SIMILAR PROGRAMS IN CONNECTION WITH CERTAIN INVESTMENT PLATFORMS. CURRENTLY, THE WRAP-FEE PROGRAMS THAT QUALIFY ARE THOSE WITH STRATEGIC ADVISERS, INC. (THAT ARE CLEARED THROUGH NATIONAL FINANCIAL SERVICES), THE RAYMOND JAMES FREEDOM WRAP ACCOUNT, AND THE A.G. EDWARDS PROFESSIONAL FUND ADVISOR (PFA) WRAP ACCOUNT. THE FUND WILL CONTINUE TO OFFER AND SELL SHARES: (1) THROUGH ACH AND OTHER SIMILAR SYSTEMATIC INVESTMENT FACILITIES TO INVESTORS WHO ESTABLISHED PLANS TO INVEST THROUGH SUCH FACILITIES PRIOR TO AUGUST 16, 2004, (2) FOR REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, AND (3) TO CERTAIN QUALIFIED RETIREMENT PLANS THAT INCLUDED (OR OFFERED) THE FUND AS AN INVESTMENT OPTION PRIOR TO AUGUST 16, 2004.

THE FUND CONTINUES TO PAY 12B-1 FEES. THESE FEES ARE PAID FOR ONGOING SHAREHOLDER SERVICES, TO COMPENSATE BROKERS FOR PAST SALES AND TO REIMBURSE THE FUND'S DISTRIBUTOR FOR COMMISSIONS PAID IN CONNECTION WITH PAST SALES.

INVESTMENT GOAL.  The Hartford MidCap Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2005, this range was between approximately $423 million and $18 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a bottom-up investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

 14                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 60%
  50
  40
  30
  20
  10
               23.12%   50.17%   24.86%                     35.84%   15.94%   16.25%
   0
 -10
                                          -4.65%  -15.01%
 -20

                1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 29.78% (4th quarter, 1999) and the lowest quarterly return was -18.47% (3rd quarter, 2002).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     15

                                                        THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                      LIFE OF FUND
                                               1 YEAR    5 YEARS    (SINCE 12/31/97)
   Class A Return Before Taxes                  9.87%     6.99%          15.78%
   Class A Return After Taxes on
   Distributions                                6.70%     6.30%          14.45%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares        9.28%     5.90%          13.45%
   Class B Return Before Taxes                 10.59%     7.10%          15.76%
   Class C Return Before Taxes(1)              14.50%     7.48%          15.82%
   S&P MidCap 400 Index (reflects no
   deduction for fees, expenses or taxes)      12.56%     8.61%          11.71%

INDEX: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the midcap U.S. equity market. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

 16                                                    THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD MIDCAP FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A      CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%         None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)     5.00%      1.00%
   Exchange fees                                 None         None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.74%        0.74%      0.74%
   Distribution and service (12b-1) fees       0.25%(2)      1.00%      1.00%
   Other expenses(3)                            0.31%        0.34%      0.25%
   Total annual operating expenses(3)          1.30%(2)(4)   2.08%      1.99%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.37%. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  675     $  711     $  302
   Year 3                                      $  939     $  952     $  624
   Year 5                                      $1,224     $1,319     $1,073
   Year 10                                     $2,032     $2,208     $2,317

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  675     $  211     $  202
   Year 3                                      $  939     $  652     $  624
   Year 5                                      $1,224     $1,119     $1,073
   Year 10                                     $2,032     $2,208     $2,317

THE HARTFORD MUTUAL FUNDS                                                     17

THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

AS OF AUGUST 16, 2004, THE FUND NO LONGER OFFERS CLASS A, B AND C SHARES EXCEPT AS FOLLOWS. THE FUND WILL CONTINUE TO OFFER AND SELL SHARES: (1) THROUGH ACH AND OTHER SIMILAR SYSTEMATIC INVESTMENT FACILITIES TO INVESTORS WHO ESTABLISHED PLANS TO INVEST THROUGH SUCH FACILITIES PRIOR TO AUGUST 16, 2004 AND (2) FOR REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.

THE FUND CONTINUES TO PAY 12B-1 FEES. THESE FEES ARE PAID FOR ONGOING SHAREHOLDER SERVICES, TO COMPENSATE BROKERS FOR PAST SALES AND TO REIMBURSE THE FUND'S DISTRIBUTOR FOR COMMISSIONS PAID IN CONNECTION WITH PAST SALES.

INVESTMENT GOAL. The Hartford MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2005, this range was between approximately $423 million and $18 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:

  -  high fundamental investment value,

  -  a strong management team, and

  -  strong industry position.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 18                                                    THE HARTFORD MUTUAL FUNDS

                                                  THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 50%
  40
  30
  20
  10
                                 42.49%         15.54%         9.61%
   0
 -10
                 -13.49%
 -20

                   2002           2003           2004           2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 20.83% (2nd quarter, 2003) and the lowest quarterly return was -20.08% (3rd quarter, 2002).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     19

                                                  THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                               LIFE OF FUND
                                                    1 YEAR   (SINCE 04/30/01)
   Class A Return Before Taxes                      3.60%          8.52%
   Class A Return After Taxes on Distributions      1.45%          7.67%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                              3.56%          7.07%
   Class B Return Before Taxes                      3.88%          8.76%
   Class C Return Before Taxes                      7.78%          9.07%
   Russell 2500 Value Index (reflects no deduction
   for fees, expenses or taxes)                     7.74%         13.57%

INDEX: The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

 20                                                    THE HARTFORD MUTUAL FUNDS

                                                  THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.39%      0.48%      0.34%
   Total annual operating expenses(3)(4)        1.49%(2)   2.33%      2.19%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  693     $  736     $  322
   Year 3                                      $  995     $1,027     $  685
   Year 5                                      $1,318     $1,445     $1,175
   Year 10                                     $2,232     $2,453     $2,524

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  693     $  236     $  222
   Year 3                                      $  995     $  727     $  685
   Year 5                                      $1,318     $1,245     $1,175
   Year 10                                     $2,232     $2,453     $2,524

THE HARTFORD MUTUAL FUNDS                                                     21

THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

AS OF AUGUST 16, 2004, THE FUND NO LONGER OFFERS CLASS A, B AND C SHARES EXCEPT AS FOLLOWS. THE FUND WILL CONTINUE TO OFFER AND SELL SHARES: (1) THROUGH ACH AND OTHER SIMILAR SYSTEMATIC INVESTMENT FACILITIES TO INVESTORS WHO ESTABLISHED PLANS TO INVEST THROUGH SUCH FACILITIES PRIOR TO AUGUST 16, 2004, (2) FOR REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, AND (3) TO CERTAIN QUALIFIED RETIREMENT PLANS THAT INCLUDED (OR OFFERED) THE FUND AS AN INVESTMENT OPTION PRIOR TO AUGUST 16, 2004.

THE FUND CONTINUES TO PAY 12b-1 FEES. THESE FEES ARE PAID FOR ONGOING SHAREHOLDER SERVICES, TO COMPENSATE BROKERS FOR PAST SALES AND TO REIMBURSE THE FUND'S DISTRIBUTOR FOR COMMISSIONS PAID IN CONNECTION WITH PAST SALES.

INVESTMENT GOAL.  The Hartford Small Company Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2005, this range was between approximately $26 million and $4 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for near-term capital appreciation. Wellington Management selects securities of companies that, in its opinion:

  -  have potential for above-average earnings growth,

  -  are undervalued in relation to their investment potential,

  - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

  - are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

 22                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------


 80%
  60
  40
  20
               19.28%   10.46%   65.66%                              55.40%   11.37%   20.54%
   0
 -20
                                         -13.12%  -15.84%  -30.54%
 -40

                1997     1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 35.86% (4th quarter, 1999) and the lowest quarterly return was -23.71% (3rd quarter, 2001).
--------------------------------------------------------------------------------

THE HARTFORD MUTUAL FUNDS                                                     23

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                                           LIFE OF FUND
                                                    1 YEAR    5 YEARS    (SINCE 07/22/96)
   Class A Return Before Taxes                      13.90%     2.88%          10.16%
   Class A Return After Taxes on Distributions      13.91%     2.88%           9.01%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares                               9.04%     2.47%           8.24%
   Class B Return Before Taxes                      14.64%     2.98%          10.05%
   Class C Return Before Taxes(1)                   18.63%     3.31%          10.06%
   Russell 2000 Growth Index (reflects no
   deduction for fees, expenses or taxes)            4.15%     2.28%           5.18%(2)

INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(2) Return is from 7/31/1996 - 12/31/2005.

 24                                                    THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.47%      0.54%      0.45%
   Total annual operating expenses(3) (4)       1.57%(2)   2.39%      2.30%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  701     $  742     $  333
   Year 3                                      $1,018     $1,045     $  718
   Year 5                                      $1,358     $1,475     $1,230
   Year 10                                     $2,315     $2,519     $2,636

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  701     $  242     $  233
   Year 3                                      $1,018     $  745     $  718
   Year 5                                      $1,358     $1,275     $1,230
   Year 10                                     $2,315     $2,519     $2,636

THE HARTFORD MUTUAL FUNDS                                                     25

THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford SmallCap Growth Fund seeks to maximize short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that Wellington Management believes have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2005, this range was between approximately $26 million and $4 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value.

Wellington Management then complements its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive valuation and timeliness measures. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Timeliness focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

The fund's portfolio is constructed stock by stock, an investment approach Wellington Management refers to as "bottom-up." However, in constructing the fund's portfolio Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

 26                                                    THE HARTFORD MUTUAL FUNDS

                                               THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class L, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 125%
 100
  75
  50
  25
               6.93%    1.52%    19.85%  111.43%                              49.28%   15.12%   9.74%
   0
 -25
                                                  -13.95%  -21.97%  -29.08%
 -50

                1996     1997     1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 63.29% (4th quarter, 1999) and the lowest quarterly return was -29.49% (3rd quarter, 2001).
--------------------------------------------------------------------------------

(1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.

THE HARTFORD MUTUAL FUNDS                                                     27

                                               THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                                    1 YEAR   5 YEARS   10 YEARS
   Class A Return Before Taxes(1)                   3.69%    -0.28%     8.85%
   Class A Return After Taxes on Distributions(1)   3.71%    -0.32%     6.12%
   Class A Return After Taxes on Distributions and
   Sale of Fund Shares(1)                           2.41%    -0.25%     6.22%
   Class B Return Before Taxes(1)                   3.95%    -0.19%     8.82%
   Class C Return Before Taxes(1)                   7.91%     0.18%     8.80%
   Russell 2000 Growth Index (reflects no
   deduction for fees, expenses or taxes)           4.15%     2.28%     4.69%

INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

 28                                                    THE HARTFORD MUTUAL FUNDS

                                               THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.87%      0.87%      0.87%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.50%      0.64%      0.46%
   Total annual operating expenses(3)(4)        1.62%(2)   2.51%      2.33%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  706     $  754     $  336
   Year 3                                      $1,033     $1,082     $  727
   Year 5                                      $1,383     $1,535     $1,245
   Year 10                                     $2,366     $2,624     $2,666

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  706     $  254     $  236
   Year 3                                      $1,033     $  782     $  727
   Year 5                                      $1,383     $1,335     $1,245
   Year 10                                     $2,366     $2,624     $2,666

THE HARTFORD MUTUAL FUNDS                                                     29

THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Value Opportunities Fund seeks short- and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its price-to-earnings ratio, issuer's earnings power, and growth potential. Stocks are selected whose issuers have the most compelling blend of the following attributes:

  -  high fundamental investment value,

  -  a strong management team, and

  -  strong industry position.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 30                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class L, M and N shares (these classes are not offered in this prospectus), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)


--------------------------------------------------------------------------------

 50%
  40
  30
  20
  10
               19.88%   24.81%   8.38%    8.84%    18.84%                     40.85%   17.90%   7.51%
   0
 -10
                                                            -3.99%  -25.57%
 -20
 -30

                1996     1997     1998     1999     2000     2001     2002     2003     2004     2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 During the periods shown in the bar chart, the highest quarterly return was 21.74% (2nd quarter, 2003) and the lowest quarterly return was -18.38% (3rd quarter, 2001).
--------------------------------------------------------------------------------

(1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.

THE HARTFORD MUTUAL FUNDS                                                     31

                                           THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2005
(INCLUDES SALES CHARGES)


                                               1 YEAR    5 YEARS    10 YEARS
   Class A Return Before Taxes(1)              1.58%      3.81%      9.72%
   Class A Return After Taxes on
   Distributions(1)                            0.95%      3.23%      8.08%
   Class A Return After Taxes on
   Distributions and Sale of Fund Shares(1)    1.45%      2.94%      7.57%
   Class B Return Before Taxes(1)              1.68%      3.89%      9.53%
   Class C Return Before Taxes(1)              5.67%      4.23%      9.54%
   Russell 3000 Value Index (reflects no
   deduction for fees, expenses or taxes)      6.85%      5.86%      9.93%
   Russell 1000 Value Index (reflects no
   deduction for fees, expenses or taxes)      7.05%      5.28%      9.81%

INDEX: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.

 32                                                    THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
   purchases as a percentage of offering
   price                                        5.50%       None       None
   Maximum deferred sales charge (load) (as a
   percentage of purchase price or redemption
   proceeds, whichever is less)                  None(1)   5.00%      1.00%
   Exchange fees                                 None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
   fund's assets)
   Management fees                              0.92%      0.92%      0.92%
   Distribution and service (12b-1) fees        0.25%(2)   1.00%      1.00%
   Other expenses(3)                            0.45%      0.59%      0.41%
   Total annual operating expenses(3)(4)        1.62%(2)   2.51%      2.33%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Effective November 1, 2005, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(4) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                     CLASS A    CLASS B    CLASS C
   Year 1                                      $  706     $  754     $  336
   Year 3                                      $1,033     $1,082     $  727
   Year 5                                      $1,383     $1,535     $1,245
   Year 10                                     $2,366     $2,624     $2,666

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                  CLASS A    CLASS B    CLASS C
   Year 1                                      $  706     $  254     $  236
   Year 3                                      $1,033     $  782     $  727
   Year 5                                      $1,383     $1,335     $1,245
   Year 10                                     $2,366     $2,624     $2,666

THE HARTFORD MUTUAL FUNDS                                                     33

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT RISKS GENERALLY


Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). Each fund may invest in equity securities as part of its principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES


From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES


Although it is not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

 34                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

FOREIGN INVESTMENTS


Each fund may invest in securities of foreign issuers and non-dollar securities and loans as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or foreign borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS


Capital Appreciation Fund and Capital Appreciation II may invest in emerging markets as part of their principal investment strategy. Each other fund may invest in emerging markets, but not as a part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks

THE HARTFORD MUTUAL FUNDS                                                     35

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES


Capital Appreciation II Fund, Growth Opportunities Fund, Small Company Fund, SmallCap Growth Fund and Value Opportunities Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Capital Appreciation Fund, MidCap Fund and MidCap Value Fund may invest in securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources, may depend on or use a few key personnel for management, and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

OTHER INVESTMENT COMPANIES


Each fund is permitted to invest in other investment companies, including investment companies which may not be registered under the Investment Company Act of 1940, as amended (the "1940 Act"), such as holding company depository receipts ("HOLDRs"), but not as part of its principal investment strategy. Securities in certain countries are currently accessible to the funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

A fund's investments in investment companies may include various exchange-traded funds ("ETFs"), subject to the fund's investment objective, policies, and strategies as described in the prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of equity ETFs are:

- "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.

- "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.

- "iShares," which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.

 36                                                    THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

- "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry or sector. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a fund can generate brokerage expenses.

Generally, a fund will not purchase securities of an investment company if, as a result: (1) more than 10% of the fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the fund, or (3) more than 5% of the fund's total assets would be invested in any one such investment company.

ABOUT EACH FUND'S INVESTMENT GOAL


Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES


The following funds may have a relatively high portfolio turnover:

- Capital Appreciation II Fund

- Growth Opportunities Fund

- SmallCap Growth Fund

- Small Company Fund

The other funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS


Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

THE HARTFORD MUTUAL FUNDS                                                     37

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

INVESTMENT POLICIES


MidCap Fund, MidCap Value Fund, Small Company Fund and SmallCap Growth Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name, as set forth in the fund's Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met due to changes in value or capitalization of portfolio assets, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's board of directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS


Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

DISCLOSURE OF PORTFOLIO HOLDINGS


The funds will disclose their complete calendar quarter-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each calendar quarter. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month each fund's largest ten holdings. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available (i) in the funds' SAI; and (ii) on the funds' website.

 38                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE INVESTMENT MANAGER


Hartford Investment Financial Services, LLC ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $323 billion in assets as of December 31, 2005. At the same time, HIFSCO had over $29 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

LITIGATION AND REGULATORY ACTIONS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual fund related issues. The Hartford has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. In addition, the SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing and the SEC's Division of Enforcement is investigating aspects of The Hartford's variable annuity and mutual funds operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office, the Connecticut Attorney General's Office and other regulatory agencies.

While no enforcement actions have been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigation related to market timing and the SEC is likely to take some action at the conclusion of the on-going investigation of directed brokerage. The potential timing of any such action is difficult to predict. The Hartford does not expect any such action to result in a material adverse effect on the funds. However, if the SEC or another regulatory agency brings an action seeking injunctive relief, the funds' adviser and/or sub-advisers could be barred from serving in their advisory capacity unless relief is obtained from the SEC. There can be no assurance that such relief, if sought, will be granted.

In addition, the funds have been served with five consolidated putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is

THE HARTFORD MUTUAL FUNDS                                                     39

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in the funds and "derivative claims" on behalf of the funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the funds themselves, and certain of the funds' directors. This litigation is not expected to result in a material adverse effect on the funds.

THE INVESTMENT SUB-ADVISER


Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to each fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2005, Wellington Management had investment management authority over approximately $521 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

MANAGEMENT FEES


Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

CAPITAL APPRECIATION II FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $250 million                         1.00%
Next $250 million                          0.95%
Next $500 million                          0.90%
Amount Over $1 billion                     0.85%

GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $100 million                         1.00%
Next $150 million                          0.80%
Amount Over $250 million                   0.70%

MIDCAP FUND, MIDCAP VALUE FUND AND SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         0.85%
Next $500 million                          0.75%
Amount Over $1 billion                     0.70%

CAPITAL APPRECIATION FUND

AVERAGE DAILY NET ASSETS                ANNUAL RATE
------------------------                -----------
First $500 million                         0.80%
Next $500 million                          0.70%
Amount Over $1 billion                     0.65%

For each fund's fiscal year ended October 31, 2005, the investment management fees paid to

 40                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

HIFSCO, expressed as a percentage of average net assets, were as follows:

FUND NAME                                      10/31/2005
---------                                      ----------
The Hartford Capital Appreciation Fund           0.66%
The Hartford Capital Appreciation II Fund        1.00%
The Hartford Growth Opportunities Fund           0.76%
The Hartford MidCap Fund                         0.74%
The Hartford MidCap Value Fund                   0.85%
The Hartford Small Company Fund                  0.85%
The Hartford SmallCap Growth Fund                0.87%
The Hartford Value Opportunities Fund            0.92%

A discussion regarding the basis for the boards of directors' approval of the investment management and investment sub-advisory agreements of the funds is available in the funds' annual report to shareholders covering the fiscal year ended October 31, 2005.

PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

CAPITAL APPRECIATION FUND Saul J. Pannell, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since its inception (1996). Mr. Pannell joined Wellington Management as an investment professional in 1974.

Frank D. Catrickes, Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1998. Mr. Catrickes has been involved in portfolio management and securities analysis for the fund since 1998.

CAPITAL APPRECIATION II FUND The fund has been managed by a team of Portfolio Managers since its inception in 2005. Each member of the team manages a portion of the fund. Decisions to vary the percentage of the fund's assets allocated to a sleeve will be made collectively by the team.

Value Opportunities James H. Averill, Senior Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 1985. Mr. Averill has been involved in portfolio management and securities analysis for the fund since its inception (2005).

David R. Fassnacht, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1991. Mr. Fassnacht has been involved in portfolio management and securities analysis for the fund since its inception (2005).

James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1985. Mr. Mordy has been involved in portfolio management and securities analysis for the fund since its inception (2005).

David W. Palmer, Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 1998. Mr. Palmer has been involved in portfolio management and securities analysis for the fund since its inception (2005).

Growth Opportunities Michael T. Carmen, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1999. Mr. Carmen has been involved in portfolio management and securities analysis for the fund since its inception (2005).

Special Situations Frank D. Catrickes, Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1998. Mr. Catrickes has been involved in portfolio management and securities analysis for the fund since its inception (2005).

THE HARTFORD MUTUAL FUNDS                                                     41

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Global Equities Nicolas M. Choumenkovitch, Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1995. Mr. Choumenkovitch has been involved in portfolio management and securities analysis for the fund since its inception (2005).

Capital Appreciation Saul J. Pannell, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1974. Mr. Pannell has been involved in portfolio management and securities analysis for the fund since its inception (2005).

GROWTH OPPORTUNITIES FUND Michael T. Carmen, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since April 2, 2001. Mr. Carmen joined Wellington Management as an investment professional in 1999.

Mario E. Abularach, Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 2001. Mr. Abularach has been involved in portfolio management and securities analysis for the fund since January 2006. Prior to joining Wellington Management, Mr. Abularach was a research analyst at JLF Asset Management (2000).

MIDCAP FUND Phillip H. Perelmuter, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since its inception (1997). Mr. Perelmuter joined Wellington Management as an investment professional in 1995.

MIDCAP VALUE FUND James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since its inception in 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.

SMALL COMPANY FUND Steven C. Angeli, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since January 2, 2000. Mr. Angeli joined Wellington Management as an investment professional in 1994.

Stephen Mortimer, Vice President and Equity Portfolio Manager, has served as portfolio manager for the fund since March 2006. Mr. Mortimer joined Wellington Management as an investment professional in 2001. Prior to joining the firm, Mr. Mortimer was a equity analyst responsible for the software and retail sectors at Vinik Asset Management (1998-2000).

Mario E. Abularach, Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 2001. Mr. Abularach has been involved in portfolio management and securities analysis for the fund since January 2006. Prior to joining Wellington Management, Mr. Abularach was a research analyst at JLF Asset Management (2000).

SMALLCAP GROWTH FUND David J. Elliott, Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager of the fund since April 2, 2001. Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

Doris T. Dwyer, Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1998. Ms. Dwyer has been involved in portfolio management and securities analysis for the fund since April 2, 2001.

VALUE OPPORTUNITIES FUND This fund has been managed by a team specializing in all-cap value investing since 2001. Each member of the team manages a portion of the fund based upon industry sectors which may vary from time to time. Allocations among various sectors are made collectively by the team.

James H. Averill, Senior Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 1985. Mr. Averill has been involved in portfolio

 42                                                    THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

management and securities analysis for the fund since its inception (2001) focused primarily on the finance, retail, capital goods, health services and paper industries.

David R. Fassnacht, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1991. Mr. Fassnacht has been involved in portfolio management and securities analysis for the fund since its inception (2001) focused primarily on the communications services, media, pharmaceutical, airline and chemical industries.

James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1985. Mr. Mordy has been involved in portfolio management and securities analysis for the fund since its inception (2001) focused primarily on the technology, energy, construction and utilities sectors.

David W. Palmer, Vice President and Equity Research Analyst of Wellington Management, joined the firm as an investment professional in 1998. Mr. Palmer has been involved in portfolio management and securities analysis for the fund since 2003 focused primarily on the metals, rail, energy and specialty finance sectors.

THE HARTFORD MUTUAL FUNDS                                                     43

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each share class has its own cost structure, allowing you to choose the one that best meets your needs. The funds also offer Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, it is more advantageous for an investor that is considering an investment in Class B shares of more than $100,000 or an investment in Class C shares of more than $1,000,000 to invest in Class A shares instead.

CLASS A


- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

CLASS B


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C


- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

DISTRIBUTION ARRANGEMENTS

Hartford Investment Financial Services, LLC ("HIFSCO") serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the boards of directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a "Company"). HIFSCO is a registered broker-dealer and member of the NASD. Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

DISTRIBUTION PLANS

Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund.

 44                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Companies' boards of directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing

THE HARTFORD MUTUAL FUNDS                                                     45

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the board of directors of the applicable Company, including at least a majority of directors who are not interested persons of the applicable funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the applicable board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

HOW SALES CHARGES ARE CALCULATED


CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000        5.50%       5.82%          4.75%
$ 50,000 -- $ 99,999     4.50%       4.71%          4.00%
$100,000 -- $249,999     3.50%       3.63%          3.00%
$250,000 -- $499,999     2.50%       2.56%          2.00%
$500,000 -- $999,999     2.00%       2.04%          1.75%
$1 million or more(1)       0%          0%             0%

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without a front-end sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                     CDSC
1st year                                     5.00%
2nd year                                     4.00%
3rd year                                     3.00%
4th year                                     3.00%
5th year                                     2.00%
6th year                                     1.00%

CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of

 46                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

YEARS AFTER
PURCHASE                                     CDSC
1st year                                     1.00%
After 1 year                                  None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies a fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 5.50% maximum sales charge at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of The Hartford Mutual Funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of The Hartford Mutual Funds you or members of your family already own to the amount of your next Class A, Class L and Class E investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares and for all

THE HARTFORD MUTUAL FUNDS                                                     47

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

  Class L and Class E shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A, Class L and Class E shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A, Class L and Class E shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A, Class L and Class E shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A, Class L or Class E shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A, Class L or Class E shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A, Class L or Class E shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A, Class L or Class E shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. The LOI may be backdated up to 90 days. Purchases based on a LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple Hartford Mutual Funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

 48                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plan,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

     (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, the sub-advisers, the transfer agent, and their affiliates,

- retirement or welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain retirement plans with at least 100 participants or $500,000 in plan assets,

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent. The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and

THE HARTFORD MUTUAL FUNDS                                                     49

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

distribution of the funds' shares ("Additional Payments") based on a number of factors described below and in the funds' SAI. This additional compensation is not paid by you.

With the exception of certain compensation arrangements discussed below and in the SAI and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, may, but are normally not expected to, exceed, in the aggregate, 0.40% of the average net assets of the funds attributable to a particular Financial Intermediary. Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Negotiated Additional Amounts"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may vary for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. These Additional Payments and Negotiated Additional Amounts may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Please consult your Financial Intermediary for more information.

With the exception of certain Negotiated Additional Amounts specifically discussed below and in the SAI, payments of Negotiated Additional Amounts did not exceed $550,000 per Financial Intermediary for the calendar year ended December 31, 2005.

As of January 1, 2006, HIFSCO has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges to A. G. Edwards & Sons, Inc., Advantage Capital Corp., Advest, Inc., AIG Financial Advisors, AmeriMutual Funds Distributor, Inc., Associated Securities Corporation, Banc One Securities Corporation, Cadaret Grant & Co., Inc., Centaurus Financial, Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citicorp Investment Services, Citigroup Global Markets, Inc., Comerica Securities, Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Financial Services, CUSO Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., Fidelity Investments, Financial Network Investment Corporation, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., FSC Securities Corp.,

 50                                                    THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Gold Trust Company, Harbour Investments, Inc., Independent Financial Group, LLC, ING Financial Advisors, ING Financial Partners, Inc., Investment Professionals, Inc., J.J.B. Hilliard, J.P. Morgan Retirement Plan Services, W.L. Lyons, Inc., Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Multi-Financial Securities Corporation, Inc., Mutual Service Corporation, National Planning Holdings, Inc., NEXT Financial Group, Inc., Piper Jaffray & Co., Prime Capital Services, Inc., PrimeVest Financial Services, Inc., Raymond James Financial Services and Associates, Robert W. Baird, Royal Alliance Associates, Inc., Securities America, Inc., Stifel, Nicolaus & Company, Incorporated, SunAmerica Securities Inc., The Huntington Investment Company, Triad Advisors, Inc., T.Rowe Price Investment Services, Inc., UBS Financial Services Inc., US Bancorp Investments Inc., Uvest Financial Services Group, Inc., Valmark Securities Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford. HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination. In 2005 (ending December 31, 2005) HIFSCO provided additional compensation to Edward D. Jones & Co., LP ("Edward Jones") based on sales of certain shares of the funds attributable to Edward Jones, on assets invested in the funds attributable to Edward Jones, and generally on a percentage share of the net income of HIFSCO (based on the total amount of assets attributable to Edward Jones). HIFSCO paid Edward Jones approximately $70 million additional profit-sharing based compensation to terminate the arrangement effective December 31, 2005. In addition, HIFSCO paid Negotiated Additional Amounts to Edwards Jones in such forms as, among others, "due diligence" payments and "marketing support" fees. For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $23.7 million in Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Edward Jones.

For the fiscal year ended October 31, 2005, HIFSCO or its affiliates paid approximately $36.9 million in total Additional Payments, including Negotiated Additional Amounts (which may also pertain to the sale and distribution of other investment products distributed by affiliates of HIFSCO), to Financial Intermediaries.

Aside from Additional Payments made in connection with the sale and distribution of the funds' shares, HIFSCO and its affiliates, out of their own assets, may pay compensation to Financial Intermediaries for subaccounting, administrative and/or shareholder processing services.

OPENING AN ACCOUNT


IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens

THE HARTFORD MUTUAL FUNDS                                                     51

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

an account. What this means for you: When you open an account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents. The information you provide may also be validated through various public databases. If a fund is not able to adequately identify you within the timeframes set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

  -  non-retirement accounts: $1,000 per fund.

  -  retirement accounts: $1,000 per fund.

  - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund.

  -  subsequent investments: $50 per fund.

Minimum investment amounts may be waived for certain retirement accounts and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 9140                      OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          MINNEAPOLIS, MN 55480-9140                 PLAN ADMINISTRATOR FOR INSTRUCTIONS AND
                                                                   ASSISTANCE.

 52                                                    THE HARTFORD MUTUAL FUNDS

BUYING SHARES


 ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  (INTERNET     - Visit www.hartfordinvestor.com.
  GRAPHIC)      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
                  ACCOUNT
                - To purchase shares directly from your bank account, you
                  must first add your banking information online, by
                  selecting the Add Bank Instructions function.
                - Once bank instructions have been established, select
                  "Purchase Shares" from the "Work with Fund" menu, next to
                  the fund you want to purchase into.
                - Follow the instructions on the Purchase Shares Request
                  pages to complete and submit the request.
                TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.
 ON THE PHONE
                TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK
  (PHONE          ACCOUNT
  GRAPHIC)      - Verify that your bank/credit union is a member of the
                  Automated Clearing House (ACH) system.
                - To place your order with a representative, call the
                  transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.
                TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN
                  EXISTING HARTFORD MUTUAL FUND
                - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an
                  exchange.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

THE HARTFORD MUTUAL FUNDS                                                     53

IN WRITING:
WITH CHECK
                - Make out a check for the investment amount, payable to
  (CHECK          "The Hartford Mutual Funds."
  GRAPHIC)      - Complete the detachable investment slip from an account
                  statement, or write a note specifying the fund name and
                  share class, account number and the name(s) in which the
                  account is registered.
                - Deliver the check and your investment slip, or note, to
                  the address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 9140
                    Minneapolis, MN 55480-9140
 BY EXCHANGE
                - Write a letter of instruction indicating the fund names,
  (ARROW          share class, account number, the name(s) in which the
  GRAPHIC)        accounts are registered, and your signature.
                - Deliver these instructions to your financial
                  representative or plan administrator, or mail to the
                  address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 64387
                    St. Paul, MN 55164-0387
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.
 BY WIRE
                - Instruct your bank to wire the amount of your investment
  (WIRE           to:
  GRAPHIC)          US Bank National Association
                    ABA #091000022, credit account no:
                    1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)
                  Specify the fund name, share class, your account number
                  and the name(s) in which the account is registered. Your
                  bank may charge a fee to wire funds.

                                 PHONE NUMBER:
                           1-888-THE-STAG (843-7824)
                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                 ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 54                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES


 BY LETTER
                - Write a letter of instruction or complete a power of
  [LETTER         attorney indicating the fund name, your share class, your
  GRAPHIC]        account number, the name(s) in which the account is
                  registered and the dollar value or number of shares you
                  wish to sell.
                - Include all signatures and any additional documents that may be required (see "Selling Shares in Writing").
                - Mail the materials to the address below or to your plan
                  administrator.
                - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                  letter of instruction. Overnight delivery may be requested for a nominal fee which will be deducted from redemption
                  proceeds.
 BY PHONE
                - Restricted to sales of up to $50,000 in any 7-day period.
  [PHONE        - To place your order with a representative, call the
  GRAPHIC]        transfer agent at the number below between 8 A.M. and 7
                  P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time)
                  Monday through Thursday and between 9:15 A.M. and 6 P.M.
                  Eastern Time (between 8:15 A.M. and 5 P.M. Central Time)
                  on Friday. Complete transaction instructions on a specific account must be received in good order and confirmed by
                  the Hartford Mutual Funds prior to 4 P.M. Eastern Time (3
                  P.M. Central Time) or the close of the NYSE, whichever
                  comes first. Any transaction on an account received after
                  the close of the NYSE will receive the next business day's offering price.
                - For automated service 24 hours a day using your touch-tone phone, call the number below.
 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
                - Fill out the "Telephone Exchanges and Telephone
  [BUILDING       Redemption" and "Bank Account or Credit Union Information"
  GRAPHIC]        sections of your new account application.
                - Call the transfer agent to verify that the telephone
                  redemption privilege is in place on an account, or to
                  request the forms to add it to an existing account.
                - Generally, amounts of $500 or more will be wired on the
                  next business day. Your bank may charge a fee for this
                  service. Wire transfers are available upon request.
                - Amounts of less than $500 may be sent by EFT or by check.
                  Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee
                  for this service.
                - Phone requests are limited to amounts up to $50,000 in a
                  7-day period.
 BY EXCHANGE
                - Obtain a current prospectus for the fund into which you
  [ARROW          are exchanging by calling your financial representative or
  GRAPHIC]        the transfer agent at the number below.
                - Call your financial representative or the transfer agent to request an exchange.

THE HARTFORD MUTUAL FUNDS                                                     55

ON THE WEB
                TO ACCESS YOUR ACCOUNTS
  [INTERNET     - Visit www.hartfordinvestor.com
  GRAPHIC]      - Login by selecting Hartford Mutual Funds from the login
                  section, enter your User ID and password, and select
                  Login. First time users will need to create a PIN by
                  selecting the "Create PIN" link.
                Note: Because of legal and tax restrictions on withdrawals from employer-sponsored retirement accounts (i.e.,
                      SEP, SIMPLE and 403(b) plans), you will not be allowed
                      to enter a redemption request for these types of
                      accounts online.
                TO REDEEM SHARES DIRECTLY TO YOUR BANK ACCOUNT OR AS A CHECK
                  MAILED TO YOUR ADDRESS OF RECORD
                - Select "Redeem Shares" from the "Work with Fund" menu,
                  next to the fund you want to redeem from.
                - Follow the instructions on the Redeem Shares Request pages to complete and submit the request.
                TO REDEEM SHARES AS AN EXCHANGE FROM AN EXISTING HARTFORD
                  MUTUAL FUND
                - Select "Exchange Shares" from the "Work with Fund" menu, next to the fund you want to exchange from.
                - Follow the instructions on the Exchange Shares Request
                  pages to complete and submit the request.
                Note: The minimum amount when exchanging into a new fund is
                  $1,000 per fund.

To sell shares through a systematic withdrawal plan, see "Additional
Investor Services" under Transaction Policies.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 56                                                    THE HARTFORD MUTUAL FUNDS

SELLING SHARES IN WRITING


 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a Medallion signature guarantee if:

                - your address of record has changed within the past 30 days
  [LETTER       - you are selling more than $50,000 worth of shares
  GRAPHIC]      - you are requesting payment other than by check mailed to the address of record and payable to the registered
                  owner(s)
  Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.
 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER
    OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
    ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - On the letter, the signatures and titles of all persons
                  authorized to sign for the account, exactly as the account is registered.
                - Medallion signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.
                - Letter of instruction from the authorized signer.
                - Corporate resolution, certified within the past twelve
                  months.
                - On the letter and the resolution, the signature of the
                  person(s) authorized to sign for the account.
                - Medallion signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.
                - Letter of instruction from the trustee(s).
                - On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                - Medallion signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.
                - Letter of instruction signed by surviving tenant.
                - Medallion signature guarantee.
                - New application or W-9 form.
                - Tax waiver if required by state.

THE HARTFORD MUTUAL FUNDS                                                     57

EXECUTORS OF SHAREHOLDER ESTATES.
                - Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the
                  past twelve months.
                - Medallion signature guarantee (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT
    TYPES NOT LISTED ABOVE.
                - Call 1-888-843-7824 for instructions.

                   ADDRESS:                                       PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                         1-888-THE-STAG (843-7824)
                P.O. BOX 64387                     OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
           ST. PAUL, MN 55164-0387                                     PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 58                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

VALUATION OF SHARES


The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:
(i) the occurrence of events that that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In particular, funds that invest in securities that are thinly traded may include Capital Appreciation Fund. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund, and in particular, Capital Appreciation Fund, Growth Opportunities Fund, MidCap Fund, MidCap Value Fund, Small Company Fund and Value Opportunities Fund, uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

THE HARTFORD MUTUAL FUNDS                                                     59

TRANSACTION POLICIES
--------------------------------------------------------------------------------

BUY AND SELL PRICES


When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

EXECUTION OF REQUESTS


Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

REQUESTS IN "GOOD ORDER"


All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- Name, date of birth, residential address, and social security number.

- The fund name and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Medallion signature guarantees (if required).

- Any supporting legal documentation that may be required.

TELEPHONE TRANSACTIONS


For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemptions are not permitted on accounts whose addresses have changed within the past 30 days. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file.

EXCHANGES


You may exchange shares of one fund for shares of the same class of any of The Hartford Mutual Funds. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class L, M, N, H, Z, Y or E shares of certain of The Hartford Mutual Funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of a fund by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can

 60                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. In particular, funds that invest in securities that are thinly traded may include Capital Appreciation Fund. Funds that invest in securities that are traded primarily in markets outside of the United States may include Capital Appreciation Fund, Growth Opportunities Fund, MidCap Fund, MidCap Value Fund, Small Company Fund and Value Opportunities Fund. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period. A substantive round trip is an exchange out and back into the same fund or a redemption out and purchase of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request is received within the 90-day period, the requested transaction will be rejected and the person requesting such substantive round trip will be deemed an "Excessive Trader." All exchange and purchase privileges of any Excessive Trader shall be suspended or terminated. An Excessive Trader, however, will be given one opportunity to reposition funds prior to the suspension or termination of exchange privileges. If an Excessive Trader makes exchanges through a registered representative, the funds' transfer agent shall terminate the registered representative's exchange privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are substantially limited in their ability to identify or deter Excessive Traders or other abusive traders. The transfer agent for the funds will use its best efforts to obtain the cooperation of intermediaries to identify Excessive Traders and to prevent or limit abusive trading activity, to the extent practicable. In addition, the funds' transfer agent will seek to obtain annual certifications from financial intermediaries that such intermediaries have

THE HARTFORD MUTUAL FUNDS                                                     61

TRANSACTION POLICIES
--------------------------------------------------------------------------------

established reasonable internal controls and procedures for limiting exchange activities in a manner that is consistent with the funds' policies concerning frequent purchases and redemptions of fund shares and are reasonably designed to obtain compliance with applicable rules relating to customer-order handling and abusive trading practices. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

CERTIFICATED SHARES


Shares are electronically recorded and therefore share certificates are not issued.

SMALL ACCOUNTS
(NON-RETIREMENT ONLY)


If the total value of a fund in your account is less than $1,000 (for any reason), you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason.

SALES IN ADVANCE OF PURCHASE PAYMENTS


When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

SPECIAL REDEMPTIONS


Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

PAYMENT REQUIREMENTS


All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

 62                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

DIVIDENDS AND ACCOUNT POLICIES


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income and capital gains of the funds are normally declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give

THE HARTFORD MUTUAL FUNDS                                                     63

TRANSACTION POLICIES
--------------------------------------------------------------------------------

rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

ADDITIONAL INVESTOR SERVICES


ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.

- If you are using AIP to open an account, you must invest a minimum of $50 per month into each fund. Deliver your first investment check ($50 minimum per fund) made payable to "The Hartford Mutual Funds" and application to your financial representative or the transfer agent.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of any of The Hartford Mutual Funds. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of any of The Hartford Mutual Funds. To establish:

- Fill out the relevant portion of the account application.

 64                                                    THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

THE HARTFORD MUTUAL FUNDS                                                     65

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2005, October 31, 2004, October 31, 2003 and October 31, 2002 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request. The information for the periods ended on or before October 31, 2001 has been audited by the funds' former independent registered public accounting firm.

THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS A


                                                                                YEARS ENDED:
                                                      -----------------------------------------------------------------
                                                      10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                              ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $30.80       $26.50       $20.47         $24.12         $33.20
Income from Investment Operations:
Net investment income (loss)                               0.09        (0.01)       (0.04)         (0.06)          0.05
Net realized and unrealized gain (loss) on
  investments                                              5.62         4.31         6.07          (3.59)         (5.12)
                                                      ----------   ----------   ----------    ----------     ----------
Total from investment operations                           5.71         4.30         6.03          (3.65)         (5.07)
Less distributions:
  Dividends from net investment income                     0.00         0.00         0.00           0.00           0.00
  Distributions from capital gains                         0.00         0.00         0.00           0.00          (4.01)
  Returns of capital                                       0.00         0.00         0.00           0.00           0.00
                                                      ----------   ----------   ----------    ----------     ----------
Total distributions                                        0.00         0.00         0.00           0.00          (4.01)
                                                      ----------   ----------   ----------    ----------     ----------
Net asset value, end of period                           $36.51       $30.80       $26.50         $20.47         $24.12
                                                      ==========   ==========   ==========    ==========     ==========
TOTAL RETURN(1)                                          18.54%       16.23%       29.46%        (15.13%)       (17.24%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $6,071,891   $4,203,178   $2,357,913    $1,700,765     $1,585,508
Ratio of expenses to average net assets before
  waivers and reimbursements                              1.26%        1.35%        1.45%          1.45%          1.33%
Ratio of expenses to average net assets after
  waivers and reimbursements                              1.26%(4)     1.35%(4)     1.43%          1.40%          1.28%
Ratio of net investment income (loss) to average net
  assets                                                  0.31%       (0.05%)      (0.13%)        (0.28%)        (0.22%)
Portfolio turnover rate(2)                                  93%          78%         113%           112%           132%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.22%, 1.99% and 1.91% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.32%, 2.03% and 1.94% for Classes A, B and C respectively.

 66                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS B


                                                                                YEARS ENDED:
                                                      -----------------------------------------------------------------
                                                      10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                              ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $28.82       $24.97       $19.44        $23.06         $32.14
Income from Investment Operations:
Net investment income (loss)                              (0.15)       (0.21)       (0.19)        (0.25)         (0.02)
Net realized and unrealized gain (loss) on
  investments                                              5.23         4.06         5.72         (3.37)         (5.05)
                                                      ----------   ----------   ----------     --------       --------
Total from investment operations                           5.08         3.85         5.53         (3.62)         (5.07)
Less distributions:
  Dividends from net investment income                     0.00         0.00         0.00          0.00           0.00
  Distributions from capital gains                         0.00         0.00         0.00          0.00          (4.01)
  Returns of capital                                       0.00         0.00         0.00          0.00           0.00
                                                      ----------   ----------   ----------     --------       --------
Total distributions                                        0.00         0.00         0.00          0.00          (4.01)
                                                      ----------   ----------   ----------     --------       --------
Net asset value, end of period                           $33.90       $28.82       $24.97        $19.44         $23.06
                                                      ==========   ==========   ==========     ========       ========
TOTAL RETURN(1)                                          17.63%       15.42%       28.45%       (15.70%)       (17.88%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $1,631,199   $1,432,121   $1,140,154     $884,553       $876,826
Ratio of expenses to average net assets before
  waivers and reimbursements                              2.03%        2.06%        2.17%         2.14%          1.99%
Ratio of expenses to average net assets after
  waivers and reimbursements                              2.03%(4)     2.06%(4)     2.17%         2.14%          1.99%
Ratio of net investment income (loss) to average net
  assets                                                 (0.45%)      (0.78%)      (0.87%)       (1.04%)        (0.93%)
Portfolio turnover rate(2)                                  93%          78%         113%          112%           132%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.22%, 1.99% and 1.91% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.32%, 2.03% and 1.94% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     67

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CAPITAL APPRECIATION FUND -- CLASS C


                                                                                YEARS ENDED:
                                                      -----------------------------------------------------------------
                                                      10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                              ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $28.88       $25.00       $19.44        $23.04         $32.10
Income from Investment Operations:
Net investment income (loss)                              (0.11)       (0.18)       (0.16)        (0.22)         (0.06)
Net realized and unrealized gain (loss) on
  investments                                              5.23         4.06         5.72         (3.38)         (4.99)
                                                      ----------   ----------    --------      --------       --------
Total from investment operations                           5.12         3.88         5.56         (3.60)         (5.05)
Less distributions:
  Dividends from net investment income                     0.00         0.00         0.00          0.00           0.00
  Distributions from capital gains                         0.00         0.00         0.00          0.00          (4.01)
  Returns of capital                                       0.00         0.00         0.00          0.00           0.00
                                                      ----------   ----------    --------      --------       --------
Total distributions                                        0.00         0.00         0.00          0.00          (4.01)
                                                      ----------   ----------    --------      --------       --------
Net asset value, end of period                           $34.00       $28.88       $25.00        $19.44         $23.04
                                                      ==========   ==========    ========      ========       ========
TOTAL RETURN(1)                                          17.73%       15.52%       28.60%       (15.62%)       (17.84%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $1,834,562   $1,348,972    $981,246      $738,988       $666,372
Ratio of expenses to average net assets before
  waivers and reimbursements                              1.94%        1.97%        2.05%         2.02%          1.99%
Ratio of expenses to average net assets after
  waivers and reimbursements                              1.94%(4)     1.97%(4)     2.05%         2.02%          1.99%
Ratio of net investment income (loss) to average net
  assets                                                 (0.37%)      (0.68%)      (0.75%)       (0.92%)        (0.93%)
Portfolio turnover rate(2)                                  93%          78%         113%          112%           132%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.22%, 1.99% and 1.91% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.32%, 2.03% and 1.94% for Classes A, B and C respectively.

 68                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CAPITAL APPRECIATION II FUND -- CLASS A


                                                              PERIOD ENDED:
                                                               04/29/2005-
                                                               10/31/2005
CLASS A -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                              $10.00
Income from Investment Operations:
Net investment income (loss)                                       (0.01)
Net realized and unrealized gain (loss) on investments              1.08
                                                                 -------
Total from investment operations                                    1.07
Less distributions:
  Dividends from net investment income                              0.00
  Distributions from capital gains                                  0.00
  Returns of capital                                                0.00
                                                                 -------
Total distributions                                                 0.00
                                                                 -------
Net asset value, end of period                                    $11.07
                                                                 =======
TOTAL RETURN(1)(5)                                                10.70%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $56,981
Ratio of expenses to average net assets before waivers and
  reimbursements                                                   1.99%(3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                   1.60%(3)(4)
Ratio of net investment income (loss) to average net assets       (0.30%)(3)
Portfolio turnover rate(2)                                           46%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Annualized.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.35% and 2.35% for Classes A, B and C respectively.
(5) Not annualized.

THE HARTFORD MUTUAL FUNDS                                                     69

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CAPITAL APPRECIATION II FUND -- CLASS B


                                                              PERIOD ENDED:
                                                               04/29/2005-
                                                               10/31/2005
CLASS B -- PERIOD ENDED:                                      -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $10.00
Income from Investment Operations:
Net investment income (loss)                                      (0.03)
Net realized and unrealized gain (loss) on investments             1.05
                                                                 ------
Total from investment operations                                   1.02
Less distributions:
  Dividends from net investment income                             0.00
  Distributions from capital gains                                 0.00
  Returns of capital                                               0.00
                                                                 ------
Total distributions                                                0.00
                                                                 ------
Net asset value, end of period                                   $11.02
                                                                 ======
TOTAL RETURN(1)(5)                                               10.20%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                         $6,343
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  2.97%(3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  2.35%(3)(4)
Ratio of net investment income (loss) to average net assets      (1.10%)(3)
Portfolio turnover rate(2)                                          46%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Annualized.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.35% and 2.35% for Classes A, B and C respectively.
(5) Not annualized.

 70                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD CAPITAL APPRECIATION II FUND -- CLASS C


                                                               PERIOD ENDED:
                                                                04/29/2005-
                                                                10/31/2005
CLASS C -- PERIOD ENDED:                                       -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                               $10.00
Income from Investment Operations:
Net investment income (loss)                                        (0.03)
Net realized and unrealized gain (loss) on investments               1.07
                                                                  -------
Total from investment operations                                     1.04
Less distributions:
  Dividends from net investment income                               0.00
  Distributions from capital gains                                   0.00
  Returns of capital                                                 0.00
                                                                  -------
Total distributions                                                  0.00
                                                                  -------
Net asset value, end of period                                     $11.04
                                                                  =======
TOTAL RETURN(1)(5)                                                 10.40%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                          $19,494
Ratio of expenses to average net assets before waivers and
  reimbursements                                                    2.82%(3)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                    2.35%(3)(4)
Ratio of net investment income (loss) to average net assets        (1.12%)(3)
Portfolio turnover rate(2)                                            46%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Annualized.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.60%, 2.35% and 2.35% for Classes A, B and C respectively.
(5) Not annualized.

THE HARTFORD MUTUAL FUNDS                                                     71

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS A


                                                                          YEARS ENDED:               PERIOD ENDED:
                                                              ------------------------------------    2/19/2002-
                                                              10/31/2005   10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                             $23.49      $21.25       $15.31         $19.80
Income from Investment Operations:
Net investment income (loss)                                      (0.06)      (0.17)       (0.07)         (0.06)
Net realized and unrealized gain (loss) on investments             4.41        2.41         6.01          (4.43)
                                                               --------     -------      -------        -------
Total from investment operations                                   4.35        2.24         5.94          (4.49)
Less distributions:
  Dividends from net investment income                             0.00        0.00         0.00           0.00
  Distributions from capital gains                                 0.00        0.00         0.00           0.00
  Returns of capital                                               0.00        0.00         0.00           0.00
                                                               --------     -------      -------        -------
Total distributions                                                0.00        0.00         0.00           0.00
                                                               --------     -------      -------        -------
Net asset value, end of period                                   $27.84      $23.49       $21.25         $15.31
                                                               ========     =======      =======        =======
TOTAL RETURN(3)                                                  18.52%      10.54%       38.80%        (22.68%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $222,682     $54,652      $17,149         $3,338
Ratio of expenses to average net assets before waivers and
  reimbursements                                                  1.54%       1.52%        1.49%          1.62% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                  1.36%(5)    1.45%(5)     1.45%          1.45% (2)
Ratio of net investment income (loss) to average net assets      (0.45%)     (0.94%)      (0.88%)        (0.92%)(2)
Portfolio turnover rate(4)                                         156%        130%         158%           182%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.30%, 2.08% and 2.07% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.40%, 2.10% and 2.06% for Classes A, B and C respectively.

 72                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS B


                                                                          YEARS ENDED:               PERIOD ENDED:
                                                              ------------------------------------    2/19/2002-
                                                              10/31/2005   10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $20.77       $18.91       $13.71         $17.80
Income from Investment Operations:
Net investment income (loss)                                     (0.25)       (0.26)       (0.12)         (0.10)
Net realized and unrealized gain (loss) on investments            3.90         2.12         5.32          (3.99)
                                                               -------      -------       ------        -------
Total from investment operations                                  3.65         1.86         5.20          (4.09)
Less distributions:
  Dividends from net investment income                            0.00         0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00         0.00           0.00
  Returns of capital                                              0.00         0.00         0.00           0.00
                                                               -------      -------       ------        -------
Total distributions                                               0.00         0.00         0.00           0.00
                                                               -------      -------       ------        -------
Net asset value, end of period                                  $24.42       $20.77       $18.91         $13.71
                                                               =======      =======       ======        =======
TOTAL RETURN(3)                                                 17.57%        9.84%       37.93%        (22.99%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $20,002      $11,518       $4,470           $777
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.39%        2.45%        2.22%          2.30% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.27%)      (1.64%)      (1.58%)        (1.60%)(2)
Portfolio turnover rate(4)                                        156%         130%         158%           182%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.30%, 2.08% and 2.07% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.40%, 2.10% and 2.06% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     73

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD GROWTH OPPORTUNITIES FUND -- CLASS C


                                                                          YEARS ENDED:               PERIOD ENDED:
                                                              ------------------------------------    2/19/2002-
                                                              10/31/2005   10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $20.77       $18.91       $13.70         $17.80
Income from Investment Operations:
Net investment income (loss)                                     (0.25)       (0.28)       (0.09)         (0.09)
Net realized and unrealized gain (loss) on investments            3.90         2.14         5.30          (4.01)
                                                               -------      -------       ------        -------
Total from investment operations                                  3.65         1.86         5.21          (4.10)
Less distributions:
  Dividends from net investment income                            0.00         0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00         0.00           0.00
  Returns of capital                                              0.00         0.00         0.00           0.00
                                                               -------      -------       ------        -------
Total distributions                                               0.00         0.00         0.00           0.00
                                                               -------      -------       ------        -------
Net asset value, end of period                                  $24.42       $20.77       $18.91         $13.70
                                                               =======      =======       ======        =======
TOTAL RETURN(3)                                                 17.57%        9.84%       38.03%        (23.05%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $18,842      $11,899       $5,238           $892
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.13%        2.11%        2.10%          2.09% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.13%(5)     2.11%(5)     2.10%          2.09% (2)
Ratio of net investment income (loss) to average net assets     (1.26%)      (1.61%)      (1.54%)        (1.56%)(2)
Portfolio turnover rate(4)                                        156%         130%         158%           182%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if the sales charges were taken into account.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.30%, 2.08% and 2.07% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.40%, 2.10% and 2.06% for Classes A, B and C respectively.

 74                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP FUND -- CLASS A


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $22.61       $20.58       $15.50        $16.57         $22.42
Income from Investment Operations:
Net investment income (loss)                          (0.05)       (0.09)       (0.08)        (0.10)         (0.03)
Net realized and unrealized gain (loss) on
  investments                                          4.24         2.12         5.16         (0.97)         (3.89)
                                                  ----------   ----------   ----------     --------       --------
Total from investment operations                       4.19         2.03         5.08         (1.07)         (3.92)
Less distributions:
  Dividends from net investment income                 0.00         0.00         0.00          0.00           0.00
  Distributions from capital gains                    (0.48)        0.00         0.00          0.00          (1.93)
  Returns of capital                                   0.00         0.00         0.00          0.00           0.00
                                                  ----------   ----------   ----------     --------       --------
Total distributions                                   (0.48)        0.00         0.00          0.00          (1.93)
                                                  ----------   ----------   ----------     --------       --------
Net asset value, end of period                       $26.32       $22.61       $20.58        $15.50         $16.57
                                                  ==========   ==========   ==========     ========       ========
TOTAL RETURN(1)                                      18.85%        9.86%       32.77%        (6.46%)       (18.94%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $1,677,327   $1,544,968   $1,413,021     $704,238       $612,750
Ratio of expenses to average net assets before
  waivers and reimbursements                          1.30%        1.37%        1.50%         1.56%          1.43%
Ratio of expenses to average net assets after
  waivers and reimbursements                          1.30%(4)     1.37%(4)     1.48%         1.45%          1.38%
Ratio of net investment income (loss) to average
  net assets                                         (0.20%)      (0.41%)      (0.58%)       (0.65%)        (0.53%)
Portfolio turnover rate(2)                              74%          52%          70%          109%           116%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.28%, 2.06% and 1.97% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.36%, 2.10% and 2.00% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     75

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP FUND -- CLASS B


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $21.47       $19.68       $14.93        $16.07         $21.96
Income from Investment Operations:
Net investment income (loss)                          (0.24)       (0.25)       (0.20)        (0.21)         (0.09)
Net realized and unrealized gain (loss) on
  investments                                          4.02         2.04         4.95         (0.93)         (3.87)
                                                   --------     --------     --------      --------       --------
Total from investment operations                       3.78         1.79         4.75         (1.14)         (3.96)
Less distributions:
  Dividends from net investment income                 0.00         0.00         0.00          0.00           0.00
  Distributions from capital gains                    (0.48)        0.00         0.00          0.00          (1.93)
  Returns of capital                                   0.00         0.00         0.00          0.00           0.00
                                                   --------     --------     --------      --------       --------
Total distributions                                   (0.48)        0.00         0.00          0.00          (1.93)
                                                   --------     --------     --------      --------       --------
Net asset value, end of period                       $24.77       $21.47       $19.68        $14.93         $16.07
                                                   ========     ========     ========      ========       ========
TOTAL RETURN(1)                                      17.92%        9.10%       31.82%        (7.09%)       (19.58%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $464,175     $438,658     $424,959      $266,650       $265,683
Ratio of expenses to average net assets before
  waivers and reimbursements                          2.08%        2.11%        2.23%         2.24%          2.11%
Ratio of expenses to average net assets after
  waivers and reimbursements                          2.08%(4)     2.11%(4)     2.20%         2.15%          2.11%
Ratio of net investment income (loss) to average
  net assets                                         (0.98%)      (1.15%)      (1.30%)       (1.35%)        (1.28%)
Portfolio turnover rate(2)                              74%          52%          70%          109%           116%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.28%, 2.06% and 1.97% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.36%, 2.10% and 2.00% for Classes A, B and C respectively.

 76                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP FUND -- CLASS C


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                 $21.52       $19.71       $14.94        $16.08         $21.96
Income from Investment Operations:
Net investment income (loss)                          (0.22)       (0.23)       (0.18)        (0.21)         (0.12)
Net realized and unrealized gain (loss) on
  investments                                          4.04         2.04         4.95         (0.93)         (3.83)
                                                   --------     --------     --------      --------       --------
Total from investment operations                       3.82         1.81         4.77         (1.14)         (3.95)
Less distributions:
  Dividends from net investment income                 0.00         0.00         0.00          0.00           0.00
  Distributions from capital gains                    (0.48)        0.00         0.00          0.00          (1.93)
  Returns of capital                                   0.00         0.00         0.00          0.00           0.00
                                                   --------     --------     --------      --------       --------
Total distributions                                   (0.48)        0.00         0.00          0.00          (1.93)
                                                   --------     --------     --------      --------       --------
Net asset value, end of period                       $24.86       $21.52       $19.71        $14.94         $16.08
                                                   ========     ========     ========      ========       ========
TOTAL RETURN(1)                                      18.07%        9.18%       31.93%        (7.09%)       (19.53%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $499,502     $484,268     $477,891      $275,305       $285,908
Ratio of expenses to average net assets before
  waivers and reimbursements                          1.99%        2.02%        2.10%         2.12%          2.09%
Ratio of expenses to average net assets after
  waivers and reimbursements                          1.99%(4)     2.02%(4)     2.10%         2.12%          2.09%
Ratio of net investment income (loss) to average
  net assets                                         (0.89%)      (1.06%)      (1.21%)       (1.31%)        (1.24%)
Portfolio turnover rate(2)                              74%          52%          70%          109%           116%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.28%, 2.06% and 1.97% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.36%, 2.10% and 2.00% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     77

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP VALUE FUND -- CLASS A


                                                                  YEARS ENDED:                         PERIOD ENDED:
                                             -------------------------------------------------------    4/30/2001-
                                             10/31/2005   10/31/2004   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS A -- PERIOD ENDED:                     ----------   ----------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period            $12.89       $11.32         $8.34           $8.48          $10.00
Income from investment operations:
Net investment income (loss)                     (0.04)       (0.04)        (0.03)          (0.02)          (0.01)
Net realized and unrealized gain (loss) on
  investments                                     1.41         1.61          3.01           (0.12)          (1.51)
                                              --------     --------      --------         -------         -------
Total from investment operations                  1.37         1.57          2.98           (0.14)          (1.52)
Less distributions:
  Dividends from net investment income            0.00         0.00          0.00            0.00            0.00
  Distributions from capital gains               (0.97)        0.00          0.00            0.00            0.00
  Returns of capital                              0.00         0.00          0.00            0.00            0.00
                                              --------     --------      --------         -------         -------
Total distributions                              (0.97)        0.00          0.00            0.00            0.00
                                              --------     --------      --------         -------         -------
Net asset value, end of period                  $13.29       $12.89        $11.32           $8.34           $8.48
                                              ========     ========      ========         =======         =======
TOTAL RETURN(2)                                 11.31%       13.87%        35.73%          (1.65%)        (15.20%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $280,662     $280,173      $155,614         $94,532         $26,812
Ratio of expenses to average net assets
  before waivers and reimbursements              1.49%        1.56%         1.60%           1.68%           1.69% (4)
Ratio of expenses to average net assets
  after waivers and reimbursements               1.40%(7)     1.45%(7)      1.45%           1.45%           1.40% (4)
Ratio of net investment income (loss) to
  average net assets                            (0.31%)      (0.34%)       (0.35%)         (0.23%)         (0.20%)(4)
Portfolio turnover rate(3)                         49%          46%           56%             40%             28%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.38%, 2.13% and 2.13% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.43%, 2.13% and 2.13% for Classes A, B and C respectively.

 78                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP VALUE FUND -- CLASS B


                                                                  YEARS ENDED:                         PERIOD ENDED:
                                             -------------------------------------------------------    4/30/2001-
                                             10/31/2005   10/31/2004   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS B -- PERIOD ENDED:                     ----------   ----------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period           $12.59       $11.12          $8.25           $8.46          $10.00
Income from investment operations:
Net investment income (loss)                    (0.14)       (0.13)         (0.09)          (0.09)          (0.02)
Net realized and unrealized gain (loss) on
  investments                                    1.37         1.60           2.96           (0.12)          (1.52)
                                              -------      -------        -------         -------         -------
Total from investment operations                 1.23         1.47           2.87           (0.21)          (1.54)
Less distributions:
  Dividends from net investment income           0.00         0.00           0.00            0.00            0.00
  Distributions from capital gains              (0.97)        0.00           0.00            0.00            0.00
  Returns of capital                             0.00         0.00           0.00            0.00            0.00
                                              -------      -------        -------         -------         -------
Total distributions                             (0.97)        0.00           0.00            0.00            0.00
                                              -------      -------        -------         -------         -------
Net asset value, end of period                 $12.85       $12.59         $11.12           $8.25           $8.46
                                              =======      =======        =======         =======         =======
TOTAL RETURN(2)                                10.40%       13.22%         34.79%          (2.48%)        (15.40%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $59,350      $60,558        $42,407         $26,556          $7,158
Ratio of expenses to average net assets
  before waivers and reimbursements             2.33%        2.36%          2.33%           2.38%           2.38% (4)
Ratio of expenses to average net assets
  after waivers and reimbursements              2.15%(7)     2.15%(7)       2.15%           2.15%           2.10% (4)
Ratio of net investment income (loss) to
  average net assets                           (1.06%)      (1.04%)        (1.05%)         (0.95%)         (0.90%)(4)
Portfolio turnover rate(3)                        49%          46%            56%             40%             28%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.38%, 2.13% and 2.13% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.43%, 2.13% and 2.13% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     79

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD MIDCAP VALUE FUND -- CLASS C


                                                                  YEARS ENDED:                         PERIOD ENDED:
                                             -------------------------------------------------------    4/30/2001-
                                             10/31/2005   10/31/2004   10/31/2003(6)   10/31/2002(6)   10/31/2001(1)
CLASS C -- PERIOD ENDED:                     ----------   ----------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period           $12.59       $11.13          $8.25           $8.46          $10.00
Income from investment operations:
Net investment income (loss)                    (0.15)       (0.13)         (0.09)          (0.09)          (0.02)
Net realized and unrealized gain (loss) on
  investments                                    1.38         1.59           2.97           (0.12)          (1.52)
                                              -------      -------        -------         -------         -------
Total from investment operations                 1.23         1.46           2.88           (0.21)          (1.54)
Less distributions:
  Dividends from net investment income           0.00         0.00           0.00            0.00            0.00
  Distributions from capital gains              (0.97)        0.00           0.00            0.00            0.00
  Returns of capital                             0.00         0.00           0.00            0.00            0.00
                                              -------      -------        -------         -------         -------
Total distributions                             (0.97)        0.00           0.00            0.00            0.00
                                              -------      -------        -------         -------         -------
Net asset value, end of period                 $12.85       $12.59         $11.13           $8.25           $8.46
                                              =======      =======        =======         =======         =======
TOTAL RETURN(2)                                10.40%       13.12%         34.91%          (2.48%)        (15.40%)(5)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $61,194      $67,132        $49,566         $32,274          $8,975
Ratio of expenses to average net assets
  before waivers and reimbursements             2.19%        2.20%          2.20%           2.27%           2.37% (4)
Ratio of expenses to average net assets
  after waivers and reimbursements              2.15%(7)     2.15%(7)       2.15%           2.15%           2.10% (4)
Ratio of net investment income (loss) to
  average net assets                           (1.06%)      (1.04%)        (1.05%)         (0.96%)         (0.90%)(4)
Portfolio turnover rate(3)                        49%          46%            56%             40%             28%

(1) The fund became effective and open for investment on April 30, 2001.
(2) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(4) Annualized.
(5) Not annualized.
(6) Per share amounts have been calculated using average shares outstanding method.
(7) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.38%, 2.13% and 2.13% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.43%, 2.13% and 2.13% for Classes A, B and C respectively.

 80                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALL COMPANY FUND -- CLASS A


                                                                                YEARS ENDED:
                                                      -----------------------------------------------------------------
                                                      10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS A -- PERIOD ENDED:                              ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $15.09       $14.28        $9.93        $12.00         $18.08
Income from Investment Operations:
Net investment income (loss)                              (0.16)       (0.18)       (0.13)        (0.12)         (0.08)
Net realized and unrealized gain (loss) on
  investments                                              3.52         0.99         4.48         (1.95)         (5.41)
                                                       --------     --------     --------       -------       --------
Total from investment operations                           3.36         0.81         4.35         (2.07)         (5.49)
Less distributions:
  Dividends from net investment income                     0.00         0.00         0.00          0.00           0.00
  Distributions from capital gains                         0.00         0.00         0.00          0.00          (0.59)
  Returns of capital                                       0.00         0.00         0.00          0.00           0.00
                                                       --------     --------     --------       -------       --------
Total distributions                                        0.00         0.00         0.00          0.00          (0.59)
                                                       --------     --------     --------       -------       --------
Net asset value, end of period                           $18.45       $15.09       $14.28         $9.93         $12.00
                                                       ========     ========     ========       =======       ========
TOTAL RETURN(1)                                          22.27%        5.67%       43.81%       (17.25%)       (31.36%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)               $159,577     $156,278     $141,327       $96,302       $116,398
Ratio of expenses to average net assets before
  waivers and reimbursements                              1.57%        1.62%        1.63%         1.64%          1.51%
Ratio of expenses to average net assets after
  waivers and reimbursements                              1.40%(4)     1.45%(4)     1.45%         1.45%          1.45%
Ratio of net investment income (loss) to average net
  assets                                                 (0.88%)      (1.15%)      (1.19%)       (0.97%)        (0.64%)
Portfolio turnover rate(2)                                 104%         142%         179%          226%           224%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.35%, 2.10% and 2.10% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.40%, 2.10% and 2.10% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALL COMPANY FUND -- CLASS B


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS B -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $14.17       $13.51        $9.46         $11.52        $17.49
Income from Investment Operations:
Net investment income (loss)                         (0.29)       (0.27)       (0.20)         (0.20)        (0.16)
Net realized and unrealized gain (loss) on
  investments                                         3.32         0.93         4.25          (1.86)        (5.22)
                                                   -------      -------      -------        -------       -------
Total from investment operations                      3.03         0.66         4.05          (2.06)        (5.38)
Less distributions:
  Dividends from net investment income                0.00         0.00         0.00           0.00          0.00
  Distributions from capital gains                    0.00         0.00         0.00           0.00         (0.59)
  Returns of capital                                  0.00         0.00         0.00           0.00          0.00
                                                   -------      -------      -------        -------       -------
Total distributions                                   0.00         0.00         0.00           0.00         (0.59)
                                                   -------      -------      -------        -------       -------
Net asset value, end of period                      $17.20       $14.17       $13.51          $9.46        $11.52
                                                   =======      =======      =======        =======       =======
TOTAL RETURN(1)                                     21.38%        4.88%       42.81%        (17.88%)      (31.80%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $56,664      $58,438      $58,286        $41,439       $49,738
Ratio of expenses to average net assets before
  waivers and reimbursements                         2.39%        2.40%        2.36%          2.31%         2.19%
Ratio of expenses to average net assets after
  waivers and reimbursements                         2.15%(4)     2.15%(4)     2.15%          2.15%         2.15%
Ratio of net investment income (loss) to average
  net assets                                        (1.63%)      (1.85%)      (1.89%)        (1.67%)       (1.34%)
Portfolio turnover rate(2)                            104%         142%         179%           226%          224%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.35%, 2.10% and 2.10% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.40%, 2.10% and 2.10% for Classes A, B and C respectively.

 82                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALL COMPANY FUND -- CLASS C


                                                                            YEARS ENDED:
                                                  -----------------------------------------------------------------
                                                  10/31/2005   10/31/2004   10/31/2003   10/31/2002(3)   10/31/2001
CLASS C -- PERIOD ENDED:                          ----------   ----------   ----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $14.19       $13.52        $9.47         $11.53        $17.51
Income from Investment Operations:
Net investment income (loss)                         (0.29)       (0.28)       (0.20)         (0.20)        (0.19)
Net realized and unrealized gain (loss) on
  investments                                         3.32         0.95         4.25          (1.86)        (5.20)
                                                   -------      -------      -------        -------       -------
Total from investment operations                      3.03         0.67         4.05          (2.06)        (5.39)
Less distributions:
  Dividends from net investment income                0.00         0.00         0.00           0.00          0.00
  Distributions from capital gains                    0.00         0.00         0.00           0.00         (0.59)
  Returns of capital                                  0.00         0.00         0.00           0.00          0.00
                                                   -------      -------      -------        -------       -------
Total distributions                                   0.00         0.00         0.00           0.00         (0.59)
                                                   -------      -------      -------        -------       -------
Net asset value, end of period                      $17.22       $14.19       $13.52          $9.47        $11.53
                                                   =======      =======      =======        =======       =======
TOTAL RETURN(1)                                     21.35%        4.96%       42.77%        (17.87%)      (31.82%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $44,564      $49,327      $52,010        $38,938       $51,234
Ratio of expenses to average net assets before
  waivers and reimbursements                         2.30%        2.30%        2.23%          2.20%         2.17%
Ratio of expenses to average net assets after
  waivers and reimbursements                         2.15%(4)     2.15%(4)     2.15%          2.15%         2.15%
Ratio of net investment income (loss) to average
  net assets                                        (1.63%)      (1.85%)      (1.88%)        (1.65%)       (1.34%)
Portfolio turnover rate(2)                            104%         142%         179%           226%          224%

(1) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(2) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(3) Per share amounts have been calculated using average shares outstanding method.
(4) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.35%, 2.10% and 2.10% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.40%, 2.10% and 2.10% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     83

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALLCAP GROWTH FUND -- CLASS A


                                                                          YEARS ENDED:               PERIOD ENDED:
                                                              ------------------------------------    2/19/2002-
                                                              10/31/2005   10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $24.60       $22.91       $15.57         $20.21
Income from Investment Operations:
Net investment income (loss)                                     (0.15)       (0.15)       (0.09)         (0.06)
Net realized and unrealized gain (loss) on investments            3.85         1.84         7.43          (4.58)
                                                               -------      -------      -------        -------
Total from investment operations                                  3.70         1.69         7.34          (4.64)
Less distributions:
  Dividends from net investment income                            0.00         0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00         0.00           0.00
  Returns of capital                                              0.00         0.00         0.00           0.00
                                                               -------      -------      -------        -------
Total distributions                                               0.00         0.00         0.00           0.00
                                                               -------      -------      -------        -------
Net asset value, end of period                                  $28.30       $24.60       $22.91         $15.57
                                                               =======      =======      =======        =======
TOTAL RETURN(3)                                                 15.04%        7.38%       47.14%        (22.97%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $66,403      $42,962      $17,544         $3,457
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.62%        1.77%        1.61%          1.82% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.40%(5)     1.45%(5)     1.45%          1.45% (2)
Ratio of net investment income (loss) to average net assets     (0.65%)      (0.81%)      (0.83%)        (0.93%)(2)
Portfolio turnover rate(4)                                         81%         102%         122%            93%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.38%, 2.13% and 2.13% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.14% and 2.14% for Classes A, B and C respectively.

 84                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALLCAP GROWTH FUND -- CLASS B


                                                                          YEARS ENDED:               PERIOD ENDED:
                                                              ------------------------------------    2/19/2002-
                                                              10/31/2005   10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $22.39       $20.99       $14.36         $18.73
Income from Investment Operations:
Net investment income (loss)                                     (0.32)       (0.28)       (0.15)         (0.08)
Net realized and unrealized gain (loss) on investments            3.50         1.68         6.78          (4.29)
                                                               -------      -------       ------        -------
Total from investment operations                                  3.18         1.40         6.63          (4.37)
Less distributions:
  Dividends from net investment income                            0.00         0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00         0.00           0.00
  Returns of capital                                              0.00         0.00         0.00           0.00
                                                               -------      -------       ------        -------
Total distributions                                               0.00         0.00         0.00           0.00
                                                               -------      -------       ------        -------
Net asset value, end of period                                  $25.57       $22.39       $20.99         $14.36
                                                               =======      =======       ======        =======
TOTAL RETURN(3)                                                 14.20%        6.67%       46.17%        (23.31%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $16,230      $11,930       $6,571         $1,756
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.51%        2.59%        2.31%          2.52% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.40%)      (1.51%)      (1.53%)        (1.60%)(2)
Portfolio turnover rate(4)                                         81%         102%         122%            93%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.38%, 2.13% and 2.13% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.14% and 2.14% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     85

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD SMALLCAP GROWTH FUND -- CLASS C


                                                                          YEARS ENDED:               PERIOD ENDED:
                                                              ------------------------------------    2/19/2002-
                                                              10/31/2005   10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $22.39       $20.99       $14.35         $18.73
Income from Investment Operations:
Net investment income (loss)                                     (0.28)       (0.27)       (0.16)         (0.09)
Net realized and unrealized gain (loss) on investments            3.45         1.67         6.80          (4.29)
                                                               -------      -------       ------        -------
Total from investment operations                                  3.17         1.40         6.64          (4.38)
Less distributions:
  Dividends from net investment income                            0.00         0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00         0.00           0.00
  Returns of capital                                              0.00         0.00         0.00           0.00
                                                               -------      -------       ------        -------
Total distributions                                               0.00         0.00         0.00           0.00
                                                               -------      -------       ------        -------
Net asset value, end of period                                  $25.56       $22.39       $20.99         $14.35
                                                               =======      =======       ======        =======
TOTAL RETURN(3)                                                 14.16%        6.67%       46.27%        (23.37%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $15,668      $10,140       $5,076         $1,432
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.33%        2.38%        2.22%          2.38% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (1.40%)      (1.51%)      (1.53%)        (1.60%)(2)
Portfolio turnover rate(4)                                         81%         102%         122%            93%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.38%, 2.13% and 2.13% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.14% and 2.14% for Classes A, B and C respectively.

 86                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE OPPORTUNITIES FUND -- CLASS A


                                                                          YEARS ENDED:               PERIOD ENDED:
                                                              ------------------------------------    2/19/2002-
                                                              10/31/2005   10/31/2004   10/31/2003    10/31/2002
CLASS A -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $14.06       $12.15        $9.26         $11.73
Income from Investment Operations:
Net investment income (loss)                                      0.03         0.01        (0.01)          0.00 (6)
Net realized and unrealized gain (loss) on investments            1.47         1.90         2.90          (2.47)
                                                               -------      -------       ------        -------
Total from investment operations                                  1.50         1.91         2.89          (2.47)
Less distributions:
  Dividends from net investment income                            0.00         0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00         0.00           0.00
  Returns of capital                                              0.00         0.00         0.00           0.00
                                                               -------      -------       ------        -------
Total distributions                                               0.00         0.00         0.00           0.00
                                                               -------      -------       ------        -------
Net asset value, end of period                                  $15.56       $14.06       $12.15          $9.26
                                                               =======      =======       ======        =======
TOTAL RETURN(3)                                                 10.67%       15.72%       31.21%        (21.06%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $66,368      $24,601       $5,917         $2,600
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 1.62%        1.82%        1.92%          1.92% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 1.40%(5)     1.45%(5)     1.45%          1.45% (2)
Ratio of net investment income (loss) to average net assets      0.27%       (0.08%)      (0.10%)         0.04% (2)
Portfolio turnover rate(4)                                         38%          52%          57%            70%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.39%, 2.14% and 2.14% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.15% and 2.15% for Classes A, B and C respectively.
(6) Net Investment Income (Loss) is less than a penny a share.

THE HARTFORD MUTUAL FUNDS                                                     87

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE OPPORTUNITIES FUND -- CLASS B


                                                                          YEARS ENDED:               PERIOD ENDED:
                                                              ------------------------------------    2/19/2002-
                                                              10/31/2005   10/31/2004   10/31/2003    10/31/2002
CLASS B -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $13.24       $11.53        $8.84         $11.26
Income from Investment Operations:
Net investment income (loss)                                     (0.05)       (0.06)       (0.04)         (0.02)
Net realized and unrealized gain (loss) on investments            1.37         1.77         2.73          (2.40)
                                                               -------       ------       ------        -------
Total from investment operations                                  1.32         1.71         2.69          (2.42)
Less distributions:
  Dividends from net investment income                            0.00         0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00         0.00           0.00
  Returns of capital                                              0.00         0.00         0.00           0.00
                                                               -------       ------       ------        -------
Total distributions                                               0.00         0.00         0.00           0.00
                                                               -------       ------       ------        -------
Net asset value, end of period                                  $14.56       $13.24       $11.53          $8.84
                                                               =======       ======       ======        =======
TOTAL RETURN(3)                                                  9.97%       14.83%       30.43%        (21.45%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $13,560       $5,709       $1,932           $481
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.51%        2.70%        2.63%          2.61% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (0.47%)      (0.64%)      (0.80%)        (0.71%)(2)
Portfolio turnover rate(4)                                         38%          52%          57%            70%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.39%, 2.14% and 2.14% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.15% and 2.15% for Classes A, B and C respectively.

 88                                                    THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THE HARTFORD VALUE OPPORTUNITIES FUND -- CLASS C


                                                                          YEARS ENDED:               PERIOD ENDED:
                                                              ------------------------------------    2/19/2002-
                                                              10/31/2005   10/31/2004   10/31/2003    10/31/2002
CLASS C -- PERIOD ENDED:                                      ----------   ----------   ----------   -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $13.25       $11.53        $8.85         $11.26
Income from Investment Operations:
Net investment income (loss)                                     (0.05)       (0.06)       (0.04)         (0.02)
Net realized and unrealized gain (loss) on investments            1.36         1.78         2.72          (2.39)
                                                               -------       ------       ------        -------
Total from investment operations                                  1.31         1.72         2.68          (2.41)
Less distributions:
  Dividends from net investment income                            0.00         0.00         0.00           0.00
  Distributions from capital gains                                0.00         0.00         0.00           0.00
  Returns of capital                                              0.00         0.00         0.00           0.00
                                                               -------       ------       ------        -------
Total distributions                                               0.00         0.00         0.00           0.00
                                                               -------       ------       ------        -------
Net asset value, end of period                                  $14.56       $13.25       $11.53          $8.85
                                                               =======       ======       ======        =======
TOTAL RETURN(3)                                                  9.89%       14.92%       30.28%        (21.41%)(1)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                       $13,258       $5,627       $1,613           $430
Ratio of expenses to average net assets before waivers and
  reimbursements                                                 2.33%        2.47%        2.51%          2.48% (2)
Ratio of expenses to average net assets after waivers and
  reimbursements                                                 2.15%(5)     2.15%(5)     2.15%          2.15% (2)
Ratio of net investment income (loss) to average net assets     (0.47%)      (0.64%)      (0.81%)        (0.75%)(2)
Portfolio turnover rate(4)                                         38%          52%          57%            70%

(1) Not annualized.
(2) Annualized.
(3) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(4) The portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(5) The ratio of expenses to average net assets excludes fees paid indirectly but includes waivers and reimbursements. For the year ended October 31, 2005, had the fees paid indirectly been included, the ratio would have been 1.39%, 2.14% and 2.14% for Classes A, B and C respectively. For the year ended October 31, 2004, had the fees paid indirectly been included, the ratio would have been 1.44%, 2.15% and 2.15% for Classes A, B and C respectively.

THE HARTFORD MUTUAL FUNDS                                                     89

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")
          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures. We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

 90                                                    THE HARTFORD MUTUAL FUNDS

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.
As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

THE HARTFORD MUTUAL FUNDS                                                     91

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Group Insurance Company, Hartford Lloyd's Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Specialty Insurance Services of Texas, LLC; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HL Investment Advisors, LLC; Hartford Life Private Placement, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

 92                                                    THE HARTFORD MUTUAL FUNDS

                                              FUND CODE, CUSIP NUMBER AND SYMBOL
--------------------------------------------------------------------------------

NAME                                           CLASS SHARES    FUND CODE    CUSIP NUMBER    SYMBOL
----                                           ------------    ---------    ------------    ------
   The Hartford Capital Appreciation Fund           A             214        416645406      ITHAX
   The Hartford Capital Appreciation Fund           B             228        416645505      IHCAX
   The Hartford Capital Appreciation Fund           C             237        416645638      HCACX
   The Hartford Capital Appreciation II Fund        A            1205        416648590      HCTAX
   The Hartford Capital Appreciation II Fund        B            1206        416648582      HCTBX
   The Hartford Capital Appreciation II Fund        C            1207        416648574      HFCCX
   The Hartford Growth Opportunities Fund           A            1618        416529881      HGOAX
   The Hartford Growth Opportunities Fund           B            1619        416529873      HGOBX
   The Hartford Growth Opportunities Fund           C            1620        416529865      HGOCX
   The Hartford MidCap Fund                         A             937        416645711      HFMCX
   The Hartford MidCap Fund                         B             978        416645695      HAMBX
   The Hartford MidCap Fund                         C             238        416645554      HMDCX
   The Hartford MidCap Value Fund                   A            1281        416646107      HMVAX
   The Hartford MidCap Value Fund                   B            1282        416646206      HMVBX
   The Hartford Small Company Fund                  A             205        416645109      IHSAX
   The Hartford Small Company Fund                  B             227        416645208      HSCBX
   The Hartford Small Company Fund                  C             231        416645646      HSMCX
   The Hartford SmallCap Growth Fund                A            1622        416529105      HSLAX
   The Hartford SmallCap Growth Fund                B            1623        416529204      HSLBX
   The Hartford SmallCap Growth Fund                C            1624        416529303      HSLCX
   The Hartford Value Opportunities Fund            A            1614        416529782      HVOAX
   The Hartford Value Opportunities Fund            B            1615        416529774      HVOBX
   The Hartford Value Opportunities Fund            C            1616        416529766      HVOCX

THE HARTFORD MUTUAL FUNDS

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS


Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information on the funds.
A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

BY MAIL:


The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

BY PHONE:


1-888-843-7824

ON THE INTERNET:


www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:


at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:


Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:


Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:
The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558